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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08413

Evergreen Equity Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices)     (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for 10 of its series, Evergreen Aggressive Growth Fund, Evergreen Capital Growth Fund, Evergreen Emerging Growth Fund, Evergreen Fund, Evergreen Growth Fund, Evergreen Large Company Growth Fund, Evergreen Masters Fund, Evergreen Omega Fund, Evergreen Premier 20 Fund and Evergreen Stock Selector Fund, for the year ended September 30, 2003. These 10 series have a 9/30 fiscal year end.

Date of reporting period: September 30, 2003

Item 1 - Reports to Stockholders.

Evergreen Aggressive Growth Fund

Evergreen Aggressive Growth Fund: Annual Report as of September 30, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
21	INDEPENDENT AUDITORS' REPORT
24	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

November 2003

Dennis H. Ferro President and Chief Executive Officer

We are pleased to provide the annual report for the Evergreen Aggressive Growth Fund, which covers the 12-month period ended September 30, 2003.

After another troubling summer in 2002, equity investors headed into the most recent twelve month investment period with little optimism. The financial markets remained volatile, and stocks continued their swoon. Economic data was mixed and questions of corporate credibility remained fresh in investors' minds. Fears of terror remained and the U.S. was pressuring the United Nations to take action on Iraq. As a result, stocks faced a huge challenge in early October as the major equity market indices exceeded their five-year lows achieved the previous July. Fortunately, equities rallied handsomely after this critical juncture. Investors focused on the improving fundamentals, including signs of economic and profit growth. The market technicals also strengthened, as trading volume improved and advancing stocks began to outnumber declining issues on the New York Stock Exchange. Indeed, the first two months of the fourth quarter witnessed a solid rally for stocks in the range of 20%. Unfortunately, once the major market indices paused to take a breather in late November, it became apparent that the renewed optimism of investors was premature.

Ordinarily a healthy experience after such a surge, this market pullback was accompanied by weakening fourth quarter economic data. The manufacturing sector weakened and the unemployment rate continued to climb. Consumer confidence waned and lower interest rates were not enough to soothe anxious investors.

1

LETTER TO SHAREHOLDERS continued

As investors wrestled with the fundamentals, the geopolitical situation grew worse throughout the first quarter of 2003. When the diplomatic efforts unraveled at the United Nations and war with Iraq seemed imminent, stocks once again revisited their five-year lows in early March. While the threat of war was big enough to keep many investors away from stocks, it turned out that the uncertainty of war played a bigger role. Ironically, as war approached and immediately after the conflict's inception, investors poured money back into the equity market. The Dow Jones Industrial Average experienced its best week in more than 20 years and over the span of just eight trading days, the value of the Wilshire 5000 expanded by $1 trillion.

Market trends remained solid though, as investors viewed the increased clarity in Iraq as an opportunity to focus on improving economic fundamentals. This dramatic shift in sentiment and equity market performance continued throughout the second quarter. Clarification on the geopolitical front and better than expected first quarter profits offset mixed economic data to propel stocks higher. In addition, the passage of the new tax law resulted in greater optimism for equity performance, as the possibility that tax-advantaged dividends could become a larger portion of potential total return.

During the summer months, improved investor sentiment was accompanied by strengthening prospects for economic and profit growth. Personal consumption, defense spending, and business investment all accelerated. Inflation was not a threat and manufacturing had begun to show signs of life. Even

2

LETTER TO SHAREHOLDERS continued

payroll growth resumed in September. Corporate profits were also expected to climb in excess of 15% for the second half of 2003. While the market gains were not as significant as during the second quarter, equities managed to generate gains in the low single digits during the final three months of the investment period.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a new feature that presents a detailed Q&A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site. Thank you for your continued support of Evergreen Investments.

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of September 30, 2003

MANAGEMENT TEAM

Maureen E. Cullinane, CFA
Large Cap Core Growth Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 4/15/1983

	Class A	Class B	Class C	Class I
Class inception date	4/15/1983	7/7/1995	8/3/1995	7/11/1995

Average annual return*

1 year with sales charge	20.40%	21.90%	24.70%	N/A

1 year w/o sales charge	27.77%	26.90%	26.91%	28.24%

5 year	4.08%	4.36%	4.34%	5.63%

10 year	7.05%	7.06%	6.93%	7.94%

* Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Aggressive Growth Fund Class A shares,1 versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth) and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 27.77% for the twelve-month period ended September 30, 2003, excluding any applicable sales charges. During the same period, the fund's benchmark Russell 1000 Growth Index returned 25.92%.

The past year could be described as the worst of times and the best of times. The first half of the fiscal year was a difficult period for investors. Investors were troubled by tensions in the Middle East, the potential conflict with Iraq and the ripple effect that the war would have on the U.S. economy. Indeed, in the first six months of the fiscal year, economic growth was anemic. Businesses were reluctant to spend either on hiring or plant expansion and earnings announcements were more negative than positive. Consumers, hit by higher energy costs and weak employment prospects, reduced their spending. Investors had few reasons to buy.

The second half of the fiscal year was an excellent period for investors. While tensions in the Middle East remained high, the battle in Iraq had ended with a change in regimes. Corporations and consumers refocused on events closer to home. Consumers took advantage of record low interest rates to refinance their home mortgages and in many cases to spend the extra savings. Even with only a modest pickup in revenue growth, corporations were able to report significantly better earnings growth as a result of cost-cutting programs put in place over the past year. Management was more optimistic about the future and there was hope that employment could soon rebound.

The fund remained broadly diversified with a focus on consumer discretionary, health care, technology and industrial cyclical stocks. Diversification was an effective strategy in a market that had significant crosscurrents. Consumer discretionary stocks benefited from healthy consumer spending driven by reasonable levels of employment, low inflation, moderate interest rates and record mortgage refinancing. The health care sector offered the best candidates for consistent earnings growth. The fund favored the generic and specialty pharmaceutical companies and the medical device companies. The allocation to technology stocks focused on the market leaders that could weather the slowdown in corporate spending and yet could participate when technology spending came back into favor. The industrial sector was an attractively valued sector that would benefit from a pick-up in economic growth.

In the industrial sector, the fund benefited from its focus on education stocks, i.e. companies that offer advanced degree programs to working adults. In the consumer discretionary sector, the fund benefited from a significant allocation of assets to specialty retailers and Internet-related retailers. The fund also benefited from a greater allocation to stocks of mid- and small capitalization.

Over the past twelve months, the technology and energy sectors were the primary detractors to performance. In the technology sector, many of the fund's holdings recorded outstanding performance; however, the fund was hurt by a lower-than-index weight in semiconductors, a segment that advanced sharply during the period. A higher-than-index weight in energy dragged on overall performance.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2003.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of September 30, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,
CLASS A	2003[1]	2002[1]	2001[1]	2000[1]	1999[1]
Net asset value, beginning of period	$11.27	$13.21	$38.14	$25.87	$21.26
Income from investment operations
Net investment loss	-0.14	-0.13	-0.11	-0.24	-0.22
Net realized and unrealized gains or losses on securities	3.27	-1.81	-14.49	15.78	7.46
Total from investment operations	3.13	-1.94	-14.60	15.54	7.24
Distributions to shareholders from
Net realized gains	0	0	-10.33	-3.27	-2.63
Net asset value, end of period	$14.40	$11.27	$13.21	$38.14	$25.87
Total return[2]	27.77%	-14.69%	-47.31%	64.76%	36.92%
Ratios and supplemental data
Net assets, end of period (thousands)	$120,314	$108,274	$133,001	$284,984	$166,524
Ratios to average net assets
Expenses[3]	1.53%	1.42%	1.26%	1.12%	1.18%
Net investment loss	-1.12%	-0.98%	-0.58%	-0.70%	-0.92%
Portfolio turnover rate	229%	203%	224%	203%	86%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,
CLASS B	2003[1]	2002[1]	2001[1]	2000[1]	1999[1]
Net asset value, beginning of period	$10.37	$12.25	$36.50	$25.04	$20.78
Income from investment operations
Net investment loss	-0.21	-0.22	-0.23	-0.54	-0.40
Net realized and unrealized gains or losses on securities	3.00	-1.66	-13.69	15.27	7.29
Total from investment operations	2.79	-1.88	-13.92	14.73	6.89
Distributions to shareholders from
Net realized gains	0	0	-10.33	-3.27	-2.63
Net asset value, end of period	$13.16	$10.37	$12.25	$36.50	$25.04
Total return[2]	26.90%	-15.35%	-47.68%	63.56%	36.00%
Ratios and supplemental data
Net assets, end of period (thousands)	$44,601	$44,162	$67,083	$134,252	$56,466
Ratios to average net assets
Expenses[3]	2.25%	2.17%	2.01%	1.88%	1.93%
Net investment loss	-1.84%	-1.73%	-1.33%	-1.44%	-1.67%
Portfolio turnover rate	229%	203%	224%	203%	86%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,
CLASS C	2003[1]	2002[1]	2001[1]	2000[1]	1999[1]
Net asset value, beginning of period	$10.33	$12.20	$36.42	$24.98	$20.75
Income from investment operations
Net investment loss	-0.21	-0.22	-0.22	-0.58	-0.39
Net realized and unrealized gains or losses on securities	2.99	-1.65	-13.67	15.29	7.25
Total from investment operations	2.78	-1.87	-13.89	14.71	6.86
Distributions to shareholders from
Net realized gains	0	0	-10.33	-3.27	-2.63
Net asset value, end of period	$13.11	$10.33	$12.20	$36.42	$24.98
Total return[2]	26.91%	-15.33%	-47.72%	63.64%	35.90%
Ratios and supplemental data
Net assets, end of period (thousands)	$6,966	$6,034	$8,657	$15,736	$4,685
Ratios to average net assets
Expenses[3]	2.26%	2.17%	2.02%	1.91%	1.92%
Net investment loss	-1.84%	-1.73%	-1.32%	-1.40%	-1.67%
Portfolio turnover rate	229%	203%	224%	203%	86%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,
CLASS I1	2003[2]	2002[2]	2001[2]	2000[2]	1999[2]
Net asset value, beginning of period	$11.65	$13.62	$38.86	$26.23	$21.46
Income from investment operations
Net investment loss	-0.10	-0.10	-0.06	-0.16	-0.17
Net realized and unrealized gains or losses on securities	3.39	-1.87	-14.85	16.06	7.57
Total from investment operations	3.29	-1.97	-14.91	15.90	7.40
Distributions to shareholders from
Net realized gains	0	0	-10.33	-3.27	-2.63
Net asset value, end of period	$14.94	$11.65	$13.62	$38.86	$26.23
Total return	28.24%	-14.46%	-47.20%	65.30%	37.36%
Ratios and supplemental data
Net assets, end of period (thousands)	$12,242	$13,711	$18,571	$48,523	$28,867
Ratios to average net assets
Expenses[3]	1.26%	1.17%	1.00%	0.88%	0.93%
Net investment loss	-0.83%	-0.73%	-0.33%	-0.44%	-0.67%
Portfolio turnover rate	229%	203%	224%	203%	86%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   Net investment loss per share is based on average shares outstanding during the period.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

September 30, 2003

	Shares	Value

COMMON STOCKS 93.9%
CONSUMER DISCRETIONARY 22.1%
Hotels, Restaurants & Leisure 3.8%
International Game Technology, Inc.	150,000	$ 4,222,500
P.F. Chang's China Bistro, Inc. * (p)	60,000	2,721,000
6,943,500
Household Durables 1.3%
Harman International Industries, Inc.	25,000	2,458,750
Internet & Catalog Retail 7.3%
Amazon.com, Inc. *	104,800	5,068,128
eBay, Inc. *	92,400	4,944,324
InterActiveCorp * (p)	105,000	3,470,250
13,482,702
Specialty Retail 7.7%
Best Buy Co., Inc. *	65,000	3,088,800
Chico's FAS, Inc. *	139,998	4,289,539
Pacific Sunwear of California, Inc. *	130,500	2,696,130
PETCO Animal Supplies, Inc. *	55,000	1,716,000
TBC Corp. *	95,000	2,379,750
14,170,219
Textiles, Apparel & Luxury Goods 2.0%
Coach, Inc. *	67,000	3,658,200
CONSUMER STAPLES 1.1%
Food Products 1.1%
McCormick & Co., Inc.	72,000	1,974,240
ENERGY 4.4%
Oil & Gas 4.4%
Apache Corp.	41,165	2,854,381
Devon Energy Corp.	57,000	2,746,830
XTO Energy, Inc.	120,000	2,518,800
8,120,011
HEALTH CARE 26.3%
Biotechnology 4.6%
Amgen, Inc. *	26,500	1,711,105
Celgene Corp. *	40,000	1,733,200
Gilead Sciences, Inc. *	33,000	1,845,690
MedImmune, Inc. *	45,000	1,485,450
Neurocrine Biosciences, Inc. *	35,000	1,733,200
8,508,645
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

September 30, 2003

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 6.0%
Guidant Corp.	38,800	$ 1,817,780
Medtronic, Inc.	54,900	2,575,908
ResMed, Inc. *	50,000	2,199,000
Saint Jude Medical, Inc. *	35,000	1,881,950
Stryker Corp.	35,000	2,635,850
11,110,488
Health Care Providers & Services 1.4%
Health Management Associates, Inc., Class A	115,000	2,508,150
Pharmaceuticals 14.3%
Allergan, Inc.	26,500	2,086,345
Columbia Labs, Inc. * (p)	240,000	2,899,200
Endo Pharmaceuticals Holdings, Inc. *	211,100	4,316,995
Mylan Laboratories, Inc.	70,000	2,705,500
Pharmaceutical Resources, Inc. *	67,900	4,632,138
SICOR, Inc. *	145,000	2,795,600
Teva Pharmaceutical Industries, Ltd., ADR	52,000	2,971,800
Watson Pharmaceuticals, Inc. *	93,000	3,877,170
26,284,748
INDUSTRIALS 10.3%
Commercial Services & Supplies 6.1%
Apollo Group, Inc., Class A *	45,000	2,971,350
Career Education Corp. *	70,000	3,171,000
Cendant Corp. *	177,700	3,321,213
Navigant Consulting Co. *	145,000	1,784,950
11,248,513
Construction & Engineering 1.6%
Chicago Bridge & Iron Co.	105,000	2,851,800
Electrical Equipment 1.6%
Cooper Industries, Ltd., Class A	60,000	2,881,800
Machinery 1.0%
Paccar, Inc.	25,000	1,867,250
INFORMATION TECHNOLOGY 28.3%
Communications Equipment 4.5%
Cisco Systems, Inc. *	200,000	3,908,000
NetScreen Technologies, Inc. *	80,000	1,778,400
QLogic Corp. *	55,000	2,585,550
8,271,950
Computers & Peripherals 2.8%
Dell, Inc. *	70,000	2,337,300
SanDisk Corp. * (p)	45,000	2,868,300
5,205,600
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

September 30, 2003

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Electronic Equipment & Instruments 2.7%
Flextronics International, Ltd. *	160,000	$ 2,268,800
Lexar Media, Inc. *	160,000	2,726,400
4,995,200
Internet Software & Services 1.3%
iPass, Inc. *	100,000	2,350,000
IT Services 1.6%
Paychex, Inc.	85,000	2,884,050
Semiconductors & Semiconductor Equipment 7.5%
Altera Corp. *	110,000	2,079,000
Atmel Corp. *	320,000	1,283,200
Integrated Silicon Solution *	90,000	895,500
Lam Research Corp. *	75,000	1,661,250
Microchip Technology, Inc.	70,000	1,675,800
OmniVision Technologies, Inc. * (p)	40,000	1,689,600
SigmaTel, Inc. *	30,200	622,422
Texas Instruments, Inc.	170,000	3,876,000
13,782,772
Software 7.9%
Amdocs, Ltd. *	95,000	1,786,000
Autodesk, Inc.	200,000	3,404,000
Cadence Design Systems, Inc. *	140,000	1,876,000
Intuit, Inc. *	55,000	2,653,200
Oracle Corp. *	162,500	1,823,250
Synopsys, Inc. *	70,000	2,153,900
Veritas Software Corp. *	30,000	942,000
14,638,350
MATERIALS 0.7%
Metals & Mining 0.7%
Massey Energy Corp.	100,000	1,330,000
TELECOMMUNICATION SERVICES 0.7%
Wireless Telecommunications Services 0.7%
Nextel Partners, Inc., Class A * (p)	160,000	1,256,000
Total Common Stocks		172,782,938
SHORT-TERM INVESTMENTS 11.8%
MUTUAL FUND SHARES 11.8%
Evergreen Institutional U.S. Government Money Market Fund (o)	9,391,417	9,391,417
Navigator Prime Portfolio (pp)	12,398,525	12,398,525
Total Short-Term Investments		21,789,942
Total Investments (cost $161,976,071) 105.7%		194,572,880
Other Assets and Liabilities (5.7%)		(10,449,458)
Net Assets 100.0%		$ 184,123,422
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

September 30, 2003

*	Non-income producing security
(p)	All or a portion of this security is on loan.
(pp)	Represents investment of cash collateral received from securities on loan.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations:
ADR	American Depository Receipt
See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2003

Assets
Identified cost of securities	$ 161,976,071
Net unrealized gains on securities	32,596,809

Market value of securities	194,572,880
Receivable for securities sold	2,121,761
Receivable for Fund shares sold	56,535
Dividends receivable	46,643
Receivable for securities lending income	1,945
Prepaid expenses and other assets	32,964

Total assets	196,832,728

Liabilities
Payable for Fund shares redeemed	240,486
Payable for securities on loan	12,398,525
Advisory fee payable	2,648
Distribution Plan expenses payable	2,424
Due to other related parties	509
Accrued expenses and other liabilities	64,714

Total liabilities	12,709,306

Net assets	$ 184,123,422

Net assets represented by
Paid-in capital	$ 275,549,461
Undistributed net investment loss	(18,316)
Accumulated net realized losses on securities	(124,004,532)
Net unrealized gains on securities	32,596,809

Total net assets	$ 184,123,422

Net assets consists of
Class A	$ 120,314,210
Class B	44,601,245
Class C	6,966,250
Class I	12,241,717

Total net assets	$ 184,123,422

Shares outstanding
Class A	8,353,628
Class B	3,389,698
Class C	531,370
Class I	819,619

Net asset value per share
Class A	$ 14.40
Class A -- Offering price (based on sales charge of 5.75%)	$ 15.28
Class B	$ 13.16
Class C	$ 13.11
Class C -- Offering price (based on sales charge of 1.00%)	$ 13.24
Class I	$ 14.94

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Year Ended September 30, 2003

Investment income
Dividends (net of foreign withholding taxes of $4,681)	$ 613,020
Securities lending income	42,500
Income from affiliate	46,491

Total investment income	702,011

Expenses
Advisory fee	877,384
Distribution Plan expenses
Class A	299,349
Class B	422,086
Class C	63,374
Administrative services fee	168,728
Transfer agent fees	897,065
Trustees' fees and expenses	2,713
Printing and postage expenses	46,166
Custodian fees	41,949
Registration and filing fees	56,690
Professional fees	21,681
Other	5,573

Total expenses	2,902,758
Less: Expense reductions	(527)

Net expenses	2,902,231

Net investment loss	(2,200,220)

Net realized and unrealized gains or losses on securities
Net realized losses on securities	(1,946,957)
Net change in unrealized gains or losses on securities	45,244,661

Net realized and unrealized gains or losses on securities	43,297,704

Net increase in net assets resulting from operations	$ 41,097,484

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,
	2003		2002

Operations
Net investment loss		$ (2,200,220)		$ (2,651,241)
Net realized losses on securities		(1,946,957)		(17,136,823)
Net change in unrealized gains or losses on securities		45,244,661		(8,536,119)

Net increase (decrease) in net assets resulting from operations		41,097,484		(28,324,183)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	4,571,527	53,160,322	2,450,572	30,984,281
Class B	363,942	4,229,842	465,395	6,002,054
Class C	190,365	2,158,073	136,579	1,712,135
Class I	487,963	6,069,489	221,207	3,010,657

		65,617,726		41,709,127

Automatic conversion of Class B shares to Class A shares
Class A	257,131	3,068,874	374,277	5,283,367
Class B	(280,436)	(3,068,874)	(405,154)	(5,283,367)

		0		0

Payment for shares redeemed
Class A	(6,083,179)	(71,332,969)	(3,286,903)	(43,420,468)
Class B	(952,072)	(10,411,074)	(1,280,097)	(15,899,642)
Class C	(242,878)	(2,661,411)	(262,190)	(3,346,655)
Class I	(844,930)	(10,367,309)	(407,873)	(5,848,984)

		(94,772,763)		(68,515,749)

Net decrease in net assets resulting from capital share transactions		(29,155,037)		(26,806,622)

Total increase (decrease) in net assets		11,942,447		(55,130,805)
Net assets
Beginning of period		172,180,975		227,311,780

End of period		$ 184,123,422		$ 172,180,975

Undistributed net investment loss		$ (18,316)		$ (17,291)

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Aggressive Growth Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the

17

NOTES TO FINANCIAL STATEMENTS continued

case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net operating losses.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.52% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

18

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended September 30, 2003, the transfer agent fees were equivalent to an annual rate of 0.53% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended September 30, 2003, the Fund paid brokerage commissions of $321,975 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 26, 2003.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $377,680,830 and $413,706,851, respectively, for the year ended September 30, 2003.

During the year ended September 30, 2003, the Fund loaned securities to certain brokers. At September 30, 2003, the value of securities on loan and the value of collateral (including accrued interest) amounted to $11,942,772 and $12,398,525, respectively.

On September 30, 2003, the aggregate cost of securities for federal income tax purposes was $162,701,469. The gross unrealized appreciation and depreciation on securities based on tax cost was $34,052,409 and $2,180,998, respectively, with a net unrealized appreciation of $31,871,411.

As of September 30, 2003, the Fund had $123,279,134 in capital loss carryovers for federal income tax purposes with $3,200,375 expiring in 2009, $102,712,203 expiring in 2010 and $17,366,556 expiring in 2011.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended September 30, 2003, the Fund did not participate in the interfund lending program.

19

NOTES TO FINANCIAL STATEMENTS continued

7. DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary	Unrealized	Capital Loss
Loss	Appreciation	Carryover

$18,316	$31,871,411	$123,279,134

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended September 30, 2003, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

20

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Aggressive Growth Fund, a series of Evergreen Equity Trust, as of September 30, 2003, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Aggressive Growth Fund as of September 30, 2003, and the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
November 7, 2003

21

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22

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

24

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Executive Officer, Evergreen Investment Company, Inc.; President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 101 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $240 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of September 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

563823   rv1   11/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Capital Growth Fund

Evergreen Capital Growth Fund: Annual Report as of September 30, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
12	STATEMENT OF ASSETS AND LIABILITIES
13	STATEMENT OF OPERATIONS
14	STATEMENTS OF CHANGES IN NET ASSETS
15	NOTES TO FINANCIAL STATEMENTS
20	INDEPENDENT AUDITORS' REPORT
24	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

November 2003

Dennis H. Ferro President and Chief Executive Officer

We are pleased to provide the annual report for the Evergreen Capital Growth Fund, which covers the 12-month period ended September 30, 2003.

After another troubling summer in 2002, equity investors headed into the most recent twelve month investment period with little optimism. The financial markets remained volatile, and stocks continued their swoon. Economic data was mixed and questions of corporate credibility remained fresh in investors' minds. Fears of terror remained and the U.S. was pressuring the United Nations to take action on Iraq. As a result, stocks faced a huge challenge in early October as the major equity market indices exceeded their five-year lows achieved the previous July. Fortunately, equities rallied handsomely after this critical juncture. Investors focused on the improving fundamentals, including signs of economic and profit growth. The market technicals also strengthened, as trading volume improved and advancing stocks began to outnumber declining issues on the New York Stock Exchange. Indeed, the first two months of the fourth quarter witnessed a solid rally for stocks in the range of 20%. Unfortunately, once the major market indices paused to take a breather in late November, it became apparent that the renewed optimism of investors was premature.

Ordinarily a healthy experience after such a surge, this market pullback was accompanied by weakening fourth quarter economic data. The manufacturing sector weakened and the unemployment rate continued to climb. Consumer confidence waned and lower interest rates were not enough to soothe anxious investors.

1

LETTER TO SHAREHOLDERS continued

As investors wrestled with the fundamentals, the geopolitical situation grew worse throughout the first quarter of 2003. When the diplomatic efforts unraveled at the United Nations and war with Iraq seemed imminent, stocks once again revisited their five-year lows in early March. While the threat of war was big enough to keep many investors away from stocks, it turned out that the uncertainty of war played a bigger role. Ironically, as war approached and immediately after the conflict's inception, investors poured money back into the equity market. The Dow Jones Industrial Average experienced its best week in more than 20 years and over the span of just eight trading days, the value of the Wilshire 5000 expanded by $1 trillion.

Market trends remained solid though, as investors viewed the increased clarity in Iraq as an opportunity to focus on improving economic fundamentals. This dramatic shift in sentiment and equity market performance continued throughout the second quarter. Clarification on the geopolitical front and better than expected first quarter profits offset mixed economic data to propel stocks higher. In addition, the passage of the new tax law resulted in greater optimism for equity performance, as the possibility that tax-advantaged dividends could become a larger portion of potential total return.

During the summer months, improved investor sentiment was accompanied by strengthening prospects for economic and profit growth. Personal consumption, defense spending, and business investment all accelerated. Inflation was not a threat and manufacturing had begun to show signs of life. Even

2

LETTER TO SHAREHOLDERS continued

payroll growth resumed in September. Corporate profits were also expected to climb in excess of 15% for the second half of 2003. While the market gains were not as significant as during the second quarter, equities managed to generate gains in the low single digits during the final three months of the investment period.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a new feature that presents a detailed Q&A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site. Thank you for your continued support of Evergreen Investments.

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of September 30, 2003

MANAGEMENT TEAM

Pilgrim Baxter Team

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 4/29/1992

	Class A	Class B	Class C	Class I
Class inception date	4/29/1992	10/25/1999	4/29/1992	11/19/1997

Average annual return *

1 year with sales charge	8.98%	9.73%	12.61%	N/A

1 year w/o sales charge	15.60%	14.73%	14.78%	15.92%

5 year	-0.05%	0.23%	0.15%	1.42%

10 year	8.20%	8.53%	7.91%	9.00%

*Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH CHART

Comparison of a $10,000 investment in Evergreen Capital Growth Fund Class A shares,1 versus a similar investment in the Russell 1000 Value Index (Russell 1000 Value), the Standard & Poor's 500 Index (S&P 500), and the Consumer Price Index (CPI).

The Russell 1000 Value and the S&P 500 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B and I prior to their inception is based on the performance of Class A, the original class offered along with Class C. The historical returns for Classes B and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class B would have been lower and returns for Class I would have been higher.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 15.60% for the 12-month period ended September 30, 2003, excluding any applicable sales charges. During the same period, the fund's benchmark Standard & Poor's 500 Index returned 24.40%, and the Russell 1000 Value returned 24.37%.

The 12-month period ending September 30, 2003 began with great fluctuations in stock prices, as uncertainty about the direction of the economy combined with concerns over international tensions to create a volatile environment. In the second quarter of 2003, however, market sentiment turned generally optimistic as investors reacted hopefully to the swift end to the main combat operations in Iraq and to new evidence, including improved corporate earnings, that economic growth was accelerating. This optimism received further impetus when Congress passed a $350 billion tax cut and the Federal Reserve Board trimmed short-term rates by another quarter percentage point, bringing rates to 45-year lows. Stock values jumped in the second quarter, with the S&P 500 rising by 15.40%. That upward momentum continued in the third quarter, which was the fiscal year's final quarter, but at a lesser rate, as the S&P 500 gained 2.64%.

The rally during the second half of the fiscal year tended to be dominated by what we consider to be more speculative stocks, notably from the technology sector. While our stock selection tended to be good, we underweighted technology and other cyclical sectors, as we continued to focus on what we believe are high quality companies that generate strong cash flows, have healthy balance sheets and strong prospects for stable earnings growth. This emphasis resulted in underperformance relative to the S&P 500 and the Russell 1000 Value Index in the final months of the year, when technology and cyclical stocks outperformed other areas

We maintained our disciplined approach, focusing on better quality companies with stable earnings outlooks. We tended to emphasize industries such as energy, health care, consumer staples and financial services, with our most noteworthy overweight positions in energy and health care. At the same time, we underweighted technology. This strategy was not rewarded in the rally that began in March and continued through September, but we believe it offers the best opportunity to be successful in the long term. Despite the fact that we have found a number of good performers within the technology sector, we believe the overall valuations of many technology companies and other more speculative areas of the market have risen to excessive levels.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2003.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of September 30, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,
CLASS A	2003[1]	2002[1]	2001[1]	2000[1,2]	1999[2]
Net asset value, beginning of period	$16.80	$21.97	$27.29	$24.38	$22.71
Income from investment operations
Net investment income (loss)	0.21	0.01	0.02	-0.02	-0.05
Net realized and unrealized gains or losses on securities	2.41	-5.18	-3.14	3.44	4.27
Total from investment operations	2.62	-5.17	-3.12	3.42	4.22
Distributions to shareholders from
Net realized gains	0	0	-2.20	-0.51	-2.55
Net asset value, end of period	$19.42	$16.80	$21.97	$27.29	$24.38
Total return[3]	15.60%	-23.53%	-12.79%	14.21%	20.21%
Ratios and supplemental data
Net assets, end of period (thousands)	$150,397	$169,974	$255,693	$222,615	$285,690
Ratios to average net assets
Expenses[4]	1.77%	1.59%	1.47%	1.65%	1.39%
Net investment income (loss)	1.12%	0.06%	0.08%	-0.07%	-0.21%
Portfolio turnover rate	250%	388%	141%	77%	82%

[1]   Net investment income (loss) per share is based on average shares outstanding during the period.

[2]   Effective at the close of business on October 25, 1999, Evergreen Capital Growth Fund acquired the net assets of Mentor Capital Growth Portfolio. Mentor Capital Growth Portfolio was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to October 26, 1999 are those of Class A shares of Mentor Capital Growth Portfolio.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,
CLASS B	2003[1]	2002[1]	2001[1]	2000[1,2]
Net asset value, beginning of period	$16.43	$21.65	$27.11	$24.33
Income from investment operations
Net investment income (loss)	0.07	-0.14	-0.19	-0.14
Net realized and unrealized gains or losses on securities	2.35	-5.08	-3.07	3.43
Total from investment operations	2.42	-5.22	-3.26	3.29
Distributions to shareholders from
Net realized gains	0	0	-2.20	-0.51
Net asset value, end of period	$18.85	$16.43	$21.65	$27.11
Total return[3]	14.73%	-24.11%	-13.44%	13.70%
Ratios and supplemental data
Net assets, end of period (thousands)	$140,328	$145,302	$145,229	$18,423
Ratios to average net assets
Expenses[4]	2.49%	2.35%	2.26%	2.35%[5]
Net investment income (loss)	0.38%	-0.67%	-0.78%	-0.59%[5]
Portfolio turnover rate	250%	388%	141%	77%

[1]   Net investment income (loss) per share is based on average shares outstanding during the period.

[2]   For the period from October 25, 1999 (commencement of class operations), through September 30, 2000.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,
CLASS C	2003[1]	2002[1]	2001[1]	2000[1,2]	1999[2]
Net asset value, beginning of period	$15.36	$20.25	$25.49	$22.97	$21.72
Income from investment operations
Net investment income (loss)	0.07	-0.14	-0.16	-0.19	-0.22
Net realized and unrealized gains or losses on securities	2.20	-4.75	-2.88	3.22	4.02
Total from investment operations	2.27	-4.89	-3.04	3.03	3.80
Distributions to shareholders from
Net realized gains	0	0	-2.20	-0.51	-2.55
Net asset value, end of period	$17.63	$15.36	$20.25	$25.49	$22.97
Total return[3]	14.78%	-24.15%	-13.42%	13.37%	19.08%
Ratios and supplemental data
Net assets, end of period (thousands)	$135,700	$160,836	$233,563	$223,242	$253,281
Ratios to average net assets
Expenses[4]	2.49%	2.34%	2.22%	2.41%	2.14%
Net investment income (loss)	0.40%	-0.69%	-0.66%	-0.82%	-0.96%
Portfolio turnover rate	250%	388%	141%	77%	82%

[1]   Net investment income (loss) per share is based on average shares outstanding during the period.

[2]   Effective at the close of business on October 25, 1999, Evergreen Capital Growth Fund acquired the net assets of Mentor Capital Growth Portfolio. Mentor Capital Growth Portfolio was the accounting and performance survivor in this transaction. The accounting and performance history of Class B shares of Mentor Capital Growth Portfolio was redesignated as that of Class C shares of Evergreen Capital Growth Fund. The financial highlights for the periods prior to October 26, 1999 are those of Class B shares of Mentor Capital Growth Portfolio.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,
CLASS I1	2003[2]	2002[2]	2001[2]	2000[2,3]	1999[3]
Net asset value, beginning of period	$17.02	$22.21	$27.49	$24.50	$22.74
Income from investment operations
Net investment income	0.22	0.11	0.05	0.12	0
Net realized and unrealized gains or losses on securities	2.49	-5.30	-3.13	3.38	4.31
Total from investment operations	2.71	-5.19	-3.08	3.50	4.31
Distributions to shareholders from
Net realized gains	0	0	-2.20	-0.51	-2.55
Net asset value, end of period	$19.73	$17.02	$22.21	$27.49	$24.50
Total return	15.92%	-23.37%	-12.54%	14.48%	20.57%
Ratios and supplemental data
Net assets, end of period (thousands)	$25,081	$6,691	$1,210	$37	$1
Ratios to average net assets
Expenses[4]	1.51%	1.41%	1.25%	1.34%	1.13%
Net investment income	1.20%	0.52%	0.21%	0.47%	0.08%
Portfolio turnover rate	250%	388%	141%	77%	82%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   Net investment income per share is based on average shares outstanding during the period.

[3]   Effective at the close of business on October 25, 1999, Evergreen Capital Growth Fund acquired the net assets of Mentor Capital Growth Portfolio. Mentor Capital Growth Portfolio was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to October 26, 1999 are those of Class I shares of Mentor Capital Growth Portfolio.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

September 30, 2003

	Shares	Value

COMMON STOCKS 99.1%
CONSUMER DISCRETIONARY 4.7%
Automobiles 3.2%
General Motors Corp. (p)	355,200	$ 14,538,336
Leisure Equipment & Products 1.5%
Eastman Kodak Co. (p)	329,600	6,901,824
CONSUMER STAPLES 15.5%
Food Products 12.1%
ConAgra Foods, Inc.	718,500	15,260,940
H.J. Heinz Co.	455,300	15,607,684
Kraft Foods, Inc., Class A	310,000	9,145,000
Sara Lee Corp.	810,900	14,888,124
54,901,748
Tobacco 3.4%
Altria Group, Inc.	347,500	15,220,500
ENERGY 16.5%
Oil & Gas 16.5%
Anadarko Petroleum Corp.	353,200	14,749,632
ChevronTexaco Corp.	245,700	17,555,265
ConocoPhillips	309,800	16,961,550
Exxon Mobil Corp.	435,800	15,950,280
Royal Dutch Petroleum Co., ADR	209,100	9,242,220
74,458,947
FINANCIALS 27.2%
Capital Markets 3.1%
J.P. Morgan Chase & Co.	406,300	13,948,279
Commercial Banks 10.7%
Bank of America Corp.	119,300	9,310,172
Comerica, Inc. (p)	234,100	10,909,060
FleetBoston Financial Corp.	243,000	7,326,450
KeyCorp	412,400	10,545,068
PNC Financial Services Group	219,600	10,448,568
48,539,318
Diversified Financial Services 2.6%
Citigroup, Inc.	258,900	11,782,539
Thrifts & Mortgage Finance 10.8%
Fannie Mae	323,100	22,681,620
Freddie Mac	382,700	20,034,345
Washington Mutual, Inc.	150,000	5,905,500
48,621,465
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

September 30, 2003

	Shares	Value

COMMON STOCKS continued
HEALTH CARE 27.1%
Health Care Equipment & Supplies 3.7%
Baxter International, Inc.	580,000	$ 16,854,800
Health Care Providers & Services 7.0%
HCA, Inc.	450,000	16,587,000
Tenet Healthcare Corp. *	1,032,400	14,949,152
31,536,152
Pharmaceuticals 16.4%
Bristol-Myers Squibb Co.	544,300	13,966,738
Johnson & Johnson Co.	200,000	9,904,000
Merck & Co., Inc.	276,200	13,981,244
Pfizer, Inc.	691,800	21,016,884
Wyeth	325,000	14,982,500
73,851,366
TELECOMMUNICATION SERVICES 8.1%
Diversified Telecommunication Services 8.1%
AT&T Corp.	647,400	13,951,470
SBC Communications, Inc.	824,600	18,347,350
Verizon Communications, Inc.	130,000	4,217,200
36,516,020
Total Common Stocks		447,671,294
SHORT-TERM INVESTMENTS 5.8%
MUTUAL FUND SHARES 5.8%
Evergreen Institutional Money Market Fund (o)	4,058,190	4,058,190
Navigator Prime Portfolio (pp)	21,993,712	21,993,712
Total Short-Term Investments		26,051,902
Total Investments (cost $468,502,789) 104.9%		473,723,196
Other Assets and Liabilities (4.9%)		(22,217,999)
Net Assets 100.0%		$ 451,505,197

*	Non-income producing security
(p)	All or a portion of this security is on loan.
(pp)	Represents investment of cash collateral received from securities on loan.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
See Notes to Financial Statements

11

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2003

Assets
Identified cost of securities	$ 468,502,789
Net unrealized gains on securities	5,220,407

Market value of securities	473,723,196
Receivable for Fund shares sold	287,090
Dividends receivable	1,028,314
Receivable for securities lending income	1,022
Prepaid expenses and other assets	244,402

Total assets	475,284,024

Liabilities
Payable for Fund shares redeemed	1,721,231
Payable for securities on loan	21,993,712
Advisory fee payable	9,948
Distribution Plan expenses payable	8,850
Due to other related parties	1,243
Accrued expenses and other liabilities	43,843

Total liabilities	23,778,827

Net assets	$ 451,505,197

Net assets represented by
Paid-in capital	$ 570,401,911
Undistributed net investment income	3,204,595
Accumulated net realized losses on securities	(127,321,716)
Net unrealized gains on securities	5,220,407

Total net assets	$ 451,505,197

Net assets consists of
Class A	$ 150,396,595
Class B	140,327,527
Class C	135,699,652
Class I	25,081,423

Total net assets	$ 451,505,197

Shares outstanding
Class A	7,745,388
Class B	7,442,772
Class C	7,696,723
Class I	1,271,279

Net asset value per share
Class A	$ 19.42
Class A -- Offering price (based on sales charge of 5.75%)	$ 20.60
Class B	$ 18.85
Class C	$ 17.63
Class C -- Offering price (based on sales charge of 1.00%)	$ 17.81
Class I	$ 19.73

See Notes to Financial Statements

12

STATEMENT OF OPERATIONS

Year Ended September 30, 2003

Investment income
Dividends (net of foreign withholding taxes of $52,311)	$ 13,711,883

Expenses
Advisory fee	3,843,307
Distribution Plan expenses
Class A	453,220
Class B	1,466,101
Class C	1,531,896
Administrative services fee	480,413
Transfer agent fees	2,456,740
Trustees' fees and expenses	7,396
Printing and postage expenses	74,806
Custodian fees	119,468
Registration and filing fees	143,920
Professional fees	20,797
Other	27,852

Total expenses	10,625,916
Less: Expense reductions	(118,977)

Net expenses	10,506,939

Net investment income	3,204,944

Net realized and unrealized gains or losses on securities
Net realized losses on securities	(17,520,952)
Net change in unrealized gains or losses on securities	81,238,871

Net realized and unrealized gains or losses on securities	63,717,919

Net increase in net assets resulting from operations	$ 66,922,863

See Notes to Financial Statements

13

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,
	2003		2002

Operations
Net investment income (loss)		$ 3,204,944		$ (2,638,803)
Net realized losses on securities		(17,520,952)		(94,388,898)
Net change in unrealized gains or losses on securities		81,238,871		(63,417,168)

Net increase (decrease) in net assets resulting from operations		66,922,863		(160,444,869)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	636,825	11,547,386	1,612,948	36,215,499
Class B	814,387	14,475,588	4,278,689	94,782,285
Class C	497,365	8,293,723	1,928,752	40,358,696
Class I	1,046,270	19,427,587	365,520	7,838,560

		53,744,284		179,195,040

Automatic conversion of Class B shares to Class A shares
Class A	155,667	2,806,009	178,968	3,963,292
Class B	(159,698)	(2,806,009)	(182,363)	(3,963,292)

		0		0

Payment for shares redeemed
Class A	(3,166,905)	(57,858,852)	(3,311,109)	(71,784,414)
Class B	(2,055,858)	(36,360,429)	(1,959,887)	(40,390,346)
Class C	(3,270,125)	(54,588,241)	(2,995,974)	(58,873,071)
Class I	(168,073)	(3,157,198)	(26,917)	(595,313)

		(151,964,720)		(171,643,144)

Net increase (decrease) in net assets resulting from capital share transactions		(98,220,436)		7,551,896

Total decrease in net assets		(31,297,573)		(152,892,973)
Net assets
Beginning of period		482,802,770		635,695,743

End of period		$ 451,505,197		$ 482,802,770

Undistributed net investment income (loss)		$ 3,204,595		$ (349)

See Notes to Financial Statements

14

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Capital Growth Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

15

NOTES TO FINANCIAL STATEMENTS continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.80% of the Fund's average daily net assets.

Pilgrim Baxter Associates, Ltd. is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

16

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended September 30, 2003, the transfer agent fees were equivalent to an annual rate of 0.51% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended September 30, 2003, the Fund paid brokerage commissions of $208,189 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 26, 2003.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $1,161,800,581 and $1,220,594,474, respectively, for the year ended September 30, 2003.

During the year ended September 30, 2003, the Fund loaned securities to certain brokers. At September 30, 2003, the value of securities on loan and the value of collateral (including accrued interest) amounted to $21,601,815 and $21,993,712, respectively. During the year ended September 30, 2003, the Fund earned $12,577 in income from securities lending which is included in dividend income on the Statement of Operations.

On September 30, 2003, the aggregate cost of securities for federal income tax purposes was $473,660,254. The gross unrealized appreciation and depreciation on securities based on tax cost was $13,009,375 and $12,946,433, respectively, with a net unrealized appreciation of $62,942.

As of September 30, 2003, the Fund had $122,164,251 in capital loss carryovers for federal income tax purposes with $4,453,811 expiring in 2009, $5,724,018 expiring in 2010 and $111,986,422 expiring in 2011.

17

NOTES TO FINANCIAL STATEMENTS continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended September 30, 2003, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary	Unrealized	Capital Loss
Income	Appreciation	Carryover

$ 3,204,595	$ 62,942	$ 122,164,251

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $118,977, which represents 0.02% of its average daily net assets.

9. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended September 30, 2003, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

18

NOTES TO FINANCIAL STATEMENTS continued

12. REORGANIZATION

At a special meeting of the Board of Trustees held on September 17, 2003, the Trustees of the Fund approved a Plan of Reorganization (the "Plan"). Under the Plan, Evergreen Growth and Income Fund, a series of Evergreen Equity Trust, will acquire the assets and assume the liabilities of the Fund in exchange for shares of Evergreen Growth and Income Fund.

A special meeting of shareholders of the Fund will be held on December 1, 2003 to consider and vote on the Plan. On or about November 5, 2003, materials for this meeting will be mailed to shareholders of record on September 30, 2003.

19

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Capital Growth Fund, a series of Evergreen Equity Trust, as of September 30, 2003, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Capital Growth Fund as of September 30, 2003, and the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
November 7, 2003

20

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

24

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Executive Officer, Evergreen Investment Company, Inc.; President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 101 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $240 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of September 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

563824 rv1   11/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Emerging Growth Fund

Evergreen Emerging Growth Fund: Annual Report as of September 30, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
22	INDEPENDENT AUDITORS' REPORT
24	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

November 2003

Dennis H. Ferro President and Chief Executive Officer

We are pleased to provide the annual report for the Evergreen Emerging Growth Fund, which covers the 12-month period ended September 30, 2003.

After another troubling summer in 2002, equity investors headed into the most recent twelve month investment period with little optimism. The financial markets remained volatile, and stocks continued their swoon. Economic data was mixed and questions of corporate credibility remained fresh in investors' minds. Fears of terror remained and the U.S. was pressuring the United Nations to take action on Iraq. As a result, stocks faced a huge challenge in early October as the major equity market indices exceeded their five-year lows achieved the previous July. Fortunately, equities rallied handsomely after this critical juncture. Investors focused on the improving fundamentals, including signs of economic and profit growth. The market technicals also strengthened, as trading volume improved and advancing stocks began to outnumber declining issues on the New York Stock Exchange. Indeed, the first two months of the fourth quarter witnessed a solid rally for stocks in the range of 20%. Unfortunately, once the major market indices paused to take a breather in late November, it became apparent that the renewed optimism of investors was premature.

Ordinarily a healthy experience after such a surge, this market pullback was accompanied by weakening fourth quarter economic data. The manufacturing sector weakened and the unemployment rate continued to climb. Consumer confidence waned and lower interest rates were not enough to soothe anxious investors.

1

LETTER TO SHAREHOLDERS continued

As investors wrestled with the fundamentals, the geopolitical situation grew worse throughout the first quarter of 2003. When the diplomatic efforts unraveled at the United Nations and war with Iraq seemed imminent, stocks once again revisited their five-year lows in early March. While the threat of war was big enough to keep many investors away from stocks, it turned out that the uncertainty of war played a bigger role. Ironically, as war approached and immediately after the conflict's inception, investors poured money back into the equity market. The Dow Jones Industrial Average experienced its best week in more than 20 years and over the span of just eight trading days, the value of the Wilshire 5000 expanded by $1 trillion.

Market trends remained solid though, as investors viewed the increased clarity in Iraq as an opportunity to focus on improving economic fundamentals. This dramatic shift in sentiment and equity market performance continued throughout the second quarter. Clarification on the geopolitical front and better than expected first quarter profits offset mixed economic data to propel stocks higher. In addition, the passage of the new tax law resulted in greater optimism for equity performance, as the possibility that tax-advantaged dividends could become a larger portion of potential total return.

During the summer months, improved investor sentiment was accompanied by strengthening prospects for economic and profit growth. Personal consumption, defense spending, and business investment all accelerated. Inflation was not a threat and manufacturing had begun to show signs of life. Even

2

LETTER TO SHAREHOLDERS continued

payroll growth resumed in September. Corporate profits were also expected to climb in excess of 15% for the second half of 2003. While the market gains were not as significant as during the second quarter, equities managed to generate gains in the low single digits during the final three months of the investment period.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a new feature that presents a detailed Q&A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site. Thank you for your continued support of Evergreen Investments.

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of September 30, 2003

MANAGEMENT TEAM

J. Gary Craven, CFA
Small/Mid Cap Growth Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 9/11/1935

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	9/11/1935	1/26/1998	1/26/1998

Average annual return *

1 year with sales charge	34.49%	36.55%	38.59%	N/A

1 year w/o sales charge	42.62%	41.55%	41.05%	42.90%

5 year	7.10%	7.41%	7.35%	8.59%

10 year	4.44%	4.64%	4.53%	5.20%

* Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Emerging Growth Fund Class A shares,1 versus a similar investment in the Russell MidCap Growth Index (Russell MidCap Growth), Russell 2000 Growth Index (Russell 2000 Growth ) and the Consumer Price Index (CPI).

The Russell MidCap Growth and Russell 2000 Growth are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 42.62% for the twelve-month period ended September 30, 2003, excluding any applicable sales charges. During the same period, the fund's benchmark Russell MidCap Growth Index returned 38.89%, and the Russell 2000 Growth Index returned 41.72%. Please note that the fund will utilize the Russell MidCap Growth Index as the primary benchmark index going forward. It was determined that the change to the Russell MidCap Growth Index more appropriately reflects the fund's investment style.

The period was a positive time for investing in growth stocks. We believe the market, which had been in a tailspin since early 2000, probably hit the second and final bottom of its downward cycle in March 2003. After that, it rose steadily through the end of the fiscal period. Many factors helped support the rally, which signaled that the excesses behind the boom of the late 1990s finally had been worked out. After three years of corporate underinvestment, aging business equipment was ready for a new replacement cycle. Consumers and businesses, for example, after last upgrading their personal computers in 1999 in anticipation of the potential "Y2K" problem, now find those computers to be nearing obsolescence. Meanwhile, companies had cut their costs, improving their ability to generate earnings growth. At the same time, the government was moving to stimulate the economy through the accommodative monetary policies of the Federal Reserve as well as the spending increases and tax cuts passed by Congress.

Signs of new cyclical growth became evident. A new wave of innovative products began to appear, from wireless phones with new capabilities to digital cameras to the mass adoption of broadband technology, which created new opportunities for content over the internet.

Most of the outperformance can be attributed to our stock selection and to our emphasis on the consumer stocks, notably specialty retailers and career education companies. Among retailers, we found opportunities among retailers appealing to the echo baby boomer generation -- youngsters approaching the age of 14. These include Pacific Sunwear of California, Hot Topics, and Abercrombie and Fitch, all of which posted strong gains.

The weak job market caused many young adults to seek out career and job training that would give them more marketable skills. We invested in several companies, such as Career Education Corp., that provided training programs over the internet, allowing easier accessibility for students regardless of geography or time schedule. Many other selections appreciated sharply, including Monster Worldwide, which operates an internet job-posting service, and natural gas producers XTO Energy and Chesapeake Energy. The fund also had superior performance from: Nextel, the wireless telecommunications service provider; Amdocs, which designs and operates billing systems for corporate customers; and specialty retailers Chico's FAS and Coach, both of which cater to the baby boomer generation.

Despite the positive performance, we also had some laggards. They included Atmel Corp., a manufacturer of semiconductors for flash memory chips. Despite its disappointing performance, we have maintained a position in the company because of the imbalance between demand and supply for flash memory chips. Other disappointments included, Darden Restaurants, operator of chains such as Red Lobster and the Olive Garden, and THQ Inc., a developer of electronic games. Both these companies reported earnings disappointments.

We think that while stock prices, as reflected in price/earnings ratios, may be high in some sectors of the market, they nevertheless are consistent with historical patterns for growth stocks. At the same time, other classes of assets -- notably long-term bonds and money market instruments -- are relatively expensive, with low expected returns.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2003.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of September 30, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,
CLASS A	2003[1]	2002[1]	2001[1]	2000[1]	1999[1]
Net asset value, beginning of period	$2.98	$3.48	$10.57	$6.47	$5.72
Income from investment operations
Net investment loss	-0.03	-0.03	-0.02	-0.04	-0.04
Net realized and unrealized gains or losses on securities and foreign currency related transactions	1.30	-0.47	-3.73	4.14	1.97
Total from investment operations	1.27	-0.50	-3.75	4.10	1.93
Distributions to shareholders from
Net realized gains	0	0	-3.34	0	-1.18
Net asset value, end of period	$4.25	$2.98	$3.48	$10.57	$6.47
Total return[2]	42.62%	-14.37%	-46.35%	63.37%	39.74%
Ratios and supplemental data
Net assets, end of period (millions)	$544	$460	$574	$1,110	$712
Ratios to average net assets
Expenses[3]	1.22%	1.18%	1.05%	1.01%	1.17%
Net investment loss	-0.84%	-0.67%	-0.41%	-0.46%	-0.63%
Portfolio turnover rate	221%	179%	181%	220%	125%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,
CLASS B	2003[1]	2002[1]	2001[1]	2000[1]	1999[1]
Net asset value, beginning of period	$2.84	$3.35	$10.35	$6.39	$5.69
Income from investment operations
Net investment loss	-0.05	-0.05	-0.06	-0.11	-0.07
Net realized and unrealized gains or losses on securities and foreign currency related transactions	1.23	-0.46	-3.60	4.07	1.95
Total from investment operations	1.18	-0.51	-3.66	3.96	1.88
Distributions to shareholders from
Net realized gains	0	0	-3.34	0	-1.18
Net asset value, end of period	$4.02	$2.84	$3.35	$10.35	$6.39
Total return[2]	41.55%	-15.22%	-46.54%	61.97%	38.95%
Ratios and supplemental data
Net assets, end of period (millions)	$28	$21	$35	$81	$107
Ratios to average net assets
Expenses[3]	1.94%	1.92%	1.80%	1.77%	1.93%
Net investment loss	-1.56%	-1.43%	-1.17%	-1.23%	-1.35%
Portfolio turnover rate	221%	179%	181%	220%	125%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,
CLASS C	2003[1]	2002[1]	2001[1]	2000[1]	1999[1]
Net asset value, beginning of period	$2.85	$3.35	$10.36	$6.39	$5.70
Income from investment operations
Net investment loss	-0.05	-0.05	-0.06	-0.12	-0.07
Net realized and unrealized gains or losses on securities and foreign currency related transactions	1.22	-0.45	-3.61	4.09	1.94
Total from investment operations	1.17	-0.50	-3.67	3.97	1.87
Distributions to shareholders from
Net realized gains	0	0	-3.34	0	-1.18
Net asset value, end of period	$4.02	$2.85	$3.35	$10.36	$6.39
Total return[2]	41.05%	-14.93%	-46.60%	62.13%	38.65%
Ratios and supplemental data
Net assets, end of period (millions)	$8	$4	$4	$9	$2
Ratios to average net assets
Expenses[3]	1.94%	1.92%	1.80%	1.76%	1.93%
Net investment loss	-1.56%	-1.43%	-1.18%	-1.20%	-1.36%
Portfolio turnover rate	221%	179%	181%	220%	125%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,
CLASS I1	2003[2]	2002[2]	2001[2]	2000[2]	1999[2]
Net asset value, beginning of period	$3.03	$3.54	$10.64	$6.51	$5.74
Income from investment operations
Net investment loss	-0.02	-0.02	-0.01	-0.02	-0.03
Net realized and unrealized gains or losses on securities and foreign currency related transactions	1.32	-0.49	-3.75	4.15	1.98
Total from investment operations	1.30	-0.51	-3.76	4.13	1.95
Distributions to shareholders from
Net realized gains	0	0	-3.34	0	-1.18
Net asset value, end of period	$4.33	$3.03	$3.54	$10.64	$6.51
Total return	42.90%	-14.41%	-46.06%	63.44%	40.01%
Ratios and supplemental data
Net assets, end of period (millions)	$4	$2	$2	$5	$2
Ratios to average net assets
Expenses[3]	0.94%	0.93%	0.80%	0.77%	0.92%
Net investment loss	-0.54%	-0.43%	-0.18%	-0.21%	-0.42%
Portfolio turnover rate	221%	179%	181%	220%	125%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   Net investment loss per share is based on average shares outstanding during the period.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

September 30, 2003

	Shares	Value

COMMON STOCKS 99.9%
CONSUMER DISCRETIONARY 23.7%
Hotels, Restaurants & Leisure 6.0%
Harrah's Entertainment, Inc.	197,300	$ 8,308,303
International Game Technology, Inc.	261,700	7,366,855
Mandalay Resort Group	171,900	6,808,959
P.F. Chang's China Bistro, Inc. * (p)	108,189	4,906,371
Shuffle Master, Inc. * (p)	283,000	7,691,940
35,082,428
Household Durables 1.0%
Harman International Industries, Inc.	59,300	5,832,155
Media 2.2%
Entravision Communications Corp. *	702,200	6,670,900
Univision Communications, Inc., Class A *	187,850	5,998,051
12,668,951
Specialty Retail 12.0%
Abercrombie & Fitch Co., Class A *	285,300	7,905,663
Advance Auto Parts, Inc. * (p)	66,100	4,686,490
Chico's FAS, Inc. *	601,300	18,423,832
Hot Topic, Inc. * (p)	396,372	8,934,225
Pacific Sunwear of California, Inc. * (p)	853,125	17,625,562
PETCO Animal Supplies, Inc. * (p)	195,000	6,084,000
Rent-A-Center, Inc. *	199,500	6,443,850
70,103,622
Textiles, Apparel & Luxury Goods 2.5%
Coach, Inc. *	264,100	14,419,860
CONSUMER STAPLES 2.2%
Food & Staples Retailing 1.4%
Performance Food Group Co. * (p)	199,700	8,129,787
Food Products 0.8%
McCormick & Co., Inc. (p)	171,100	4,691,562
ENERGY 7.3%
Energy Equipment & Services 2.4%
Weatherford International, Ltd. * (p)	377,000	14,243,060
Oil & Gas 4.9%
Chesapeake Energy Corp. (p)	1,248,600	13,459,908
Cross Timbers Royalty Trust	5,195	109,095
XTO Energy, Inc.	702,233	14,739,871
28,308,874
FINANCIALS 3.7%
Capital Markets 2.0%
Janus Capital Group, Inc.	830,500	11,602,085
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

September 30, 2003

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate 0.8%
ProLogis (p)	150,400	$ 4,549,600
Thrifts & Mortgage Finance 0.9%
PMI Group, Inc. (p)	156,600	5,285,250
HEALTH CARE 25.9%
Biotechnology 6.8%
Biogen, Inc. *	184,200	7,041,966
Celgene Corp. * (p)	82,500	3,574,725
Charles River Laboratories International, Inc. * (p)	435,600	13,368,564
IDEC Pharmaceuticals Corp. * (p)	156,500	5,187,975
Invitrogen Corp. * (p)	84,400	4,894,356
MedImmune, Inc. * (p)	169,400	5,591,894
39,659,480
Health Care Equipment & Supplies 3.6%
Centerpulse, Ltd. *	25,007	7,366,517
Fisher Scientific International, Inc. * (p)	169,300	6,719,517
Saint Jude Medical, Inc. *	124,900	6,715,873
20,801,907
Health Care Providers & Services 10.3%
Andrx Corp. * (p)	660,400	12,224,004
CIGNA Corp. (p)	164,100	7,327,065
Express Scripts, Inc., Class A * (p)	230,200	14,076,730
Renal Care Group, Inc. * (p)	190,300	6,498,745
Tenet Healthcare Corp. *	926,500	13,415,720
Wellpoint Health Networks, Inc., Class A *	86,100	6,636,588
60,178,852
Pharmaceuticals 5.2%
Allergan, Inc. (p)	132,500	10,431,725
Biovail Corp. *	116,800	4,339,120
King Pharmaceuticals, Inc. * (p)	593,700	8,994,555
Shire Pharmaceuticals Group, ADR * (p)	309,600	6,845,256
30,610,656
INDUSTRIALS 6.5%
Commercial Services & Supplies 3.6%
Career Education Corp. *	210,500	9,535,650
Monster Worldwide, Inc. (p)	451,300	11,363,734
20,899,384
Construction & Engineering 1.7%
Chicago Bridge & Iron Co.	372,800	10,125,248
Machinery 1.2%
Navistar International Corp. * (p)	184,500	6,878,160
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

September 30, 2003

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 24.1%
Communications Equipment 6.8%
Comverse Technology, Inc. * (p)	318,700	$ 4,767,752
NetScreen Technologies, Inc. *	273,100	6,071,013
QLogic Corp. *	185,100	8,701,551
Sonus Networks, Inc. *	855,600	5,929,308
Sycamore Networks, Inc. *	609,300	2,985,570
UTStarcom, Inc. * (p)	363,100	11,550,211
40,005,405
Computers & Peripherals 0.5%
SanDisk Corp. * (p)	48,200	3,072,268
Electronic Equipment & Instruments 3.8%
AVX Corp. (p)	479,500	6,564,355
Flextronics International, Ltd. * (p)	1,090,000	15,456,200
22,020,555
Internet Software & Services 0.5%
iPass, Inc. * (p)	131,881	3,099,203
IT Services 0.5%
Unisys Corp. * (p)	219,500	2,969,835
Semiconductors & Semiconductor Equipment 8.6%
AMIS Holdings, Inc. *	216,000	3,987,360
Atmel Corp. *	1,357,500	5,443,575
Integrated Circuit System, Inc. * (p)	192,400	5,779,696
Intersil Holding Corp., Class A	492,500	11,721,500
Lam Research Corp. *	482,600	10,689,590
Power Integrations, Inc. * (p)	190,000	6,315,600
Xilinx, Inc. *	211,100	6,018,461
49,955,782
Software 3.4%
Amdocs, Ltd. * (p)	360,886	6,784,657
Citrix Systems, Inc. *	345,600	7,630,848
Macromedia, Inc. *	212,600	5,259,724
19,675,229
MATERIALS 3.5%
Chemicals 1.1%
Scotts Co., Class A *	118,300	6,471,010
Metals & Mining 2.4%
AngloGold, Ltd., ADR (p)	200,832	7,571,366
Goldcorp, Inc.	467,300	6,523,508
14,094,874
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

September 30, 2003

	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 3.0%
Diversified Telecommunication Services 1.6%
Colt Telecom Group plc *	5,786,837	$ 8,873,688
Colt Telecom Group plc, ADR *	50,000	305,000
9,178,688
Wireless Telecommunications Services 1.4%
Nextel Partners, Inc., Class A * (p)	1,081,100	8,486,635
Total Common Stocks		583,100,405

	Principal Amount	Value

SHORT-TERM INVESTMENTS 16.8%
LETTER OF CREDIT 0.2%
J.P. Morgan Chase & Co., expiring 11/20/2003 (ppp)	$ 1,173,866	1,173,866

	Shares	Value

MUTUAL FUND SHARES 16.6%
Evergreen Institutional Money Market Fund (o)	1,000,895	1,000,895
Navigator Prime Portfolio (pp)	95,756,301	95,756,301
96,757,196
Total Short-Term Investments		97,931,062
Total Investments (cost $569,783,938) 116.7%		681,031,467
Other Assets and Liabilities (16.7%)		(97,522,208)
Net Assets 100.0%		$ 583,509,259

*	Non-income producing security
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(p)	All or a portion of this security is on loan.
(pp)	Represents investment of cash collateral received from securities on loan.
(ppp)	Represents collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt
See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2003

Assets
Identified cost of securities	$ 569,783,938
Net unrealized gains on securities	111,247,529

Market value of securities	681,031,467
Foreign currency, at value (cost $18)	18
Receivable for securities sold	1,369,550
Receivable for Fund shares sold	905,746
Dividends receivable	140,411
Receivable for securities lending income	12,611
Prepaid expenses and other assets	114,262

Total assets	683,574,065

Liabilities
Payable for securities purchased	2,413,439
Payable for Fund shares redeemed	607,203
Payable for securities on loan	96,930,167
Advisory fee payable	7,846
Distribution Plan expenses payable	5,475
Due to other related parties	1,609
Accrued expenses and other liabilities	99,067

Total liabilities	100,064,806

Net assets	$ 583,509,259

Net assets represented by
Paid-in capital	$ 750,993,583
Undistributed net investment loss	(53,603)
Accumulated net realized losses on securities and foreign currency related transactions	(278,678,250)
Net unrealized gains on securities	111,247,529

Total net assets	$ 583,509,259

Net assets consists of
Class A	$ 544,417,498
Class B	27,685,275
Class C	7,524,903
Class I	3,881,583

Total net assets	$ 583,509,259

Shares outstanding
Class A	128,246,567
Class B	6,890,531
Class C	1,872,290
Class I	896,253

Net asset value per share
Class A	$ 4.25
Class A -- Offering price (based on sales charge of 5.75%)	$ 4.51
Class B	$ 4.02
Class C	$ 4.02
Class C -- Offering price (based on sales charge of 1.00%)	$ 4.06
Class I	$ 4.33

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Year Ended September 30, 2003

Investment income
Dividends (net of foreign withholding taxes of $4,503)	$ 1,774,694
Securities lending income	154,063
Income from affiliate	102,709

Total investment income	2,031,466

Expenses
Advisory fee	2,674,472
Distribution Plan expenses
Class A	1,397,544
Class B	231,720
Class C	49,481
Administrative services fee	535,035
Transfer agent fees	1,441,136
Trustees' fees and expenses	7,465
Printing and postage expenses	138,186
Custodian fees	130,168
Registration and filing fees	36,722
Professional fees	58,835
Other	20,827

Total expenses	6,721,591
Less: Expense reductions	(2,747)

Net expenses	6,718,844

Net investment loss	(4,687,378)

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains on:
Securities	81,944,135
Foreign currency related transactions	420

Net realized gains on securities and foreign currency related transactions	81,944,555
Net change in unrealized gains or losses on securities	109,304,250

Net realized and unrealized gains or losses on securities and foreign currency related transactions	191,248,805

Net increase in net assets resulting from operations	$ 186,561,427

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,
	2003		2002

Operations
Net investment loss		$ (4,687,378)		$ (4,487,396)
Net realized gains or losses on securities and foreign currency related transactions		81,944,555		(86,835,711)
Net change in unrealized gains or losses on securities		109,304,250		21,357,619

Net increase (decrease) in net assets resulting from operations		186,561,427		(69,965,488)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	27,761,300	93,700,642	30,375,212	105,234,643
Class B	1,461,378	5,326,117	2,036,941	7,477,498
Class C	6,046,996	18,603,112	19,533,707	71,148,702
Class I	3,386,529	11,830,073	1,697,809	6,733,826

		129,459,944		190,594,669

Automatic conversion of Class B shares to Class A shares
Class A	291,491	1,062,153	2,874,136	12,094,962
Class B	(307,339)	(1,062,153)	(3,002,072)	(12,094,962)

		0		0

Payment for shares redeemed
Class A	(53,919,253)	(186,511,578)	(43,974,953)	(164,191,411)
Class B	(1,569,247)	(5,192,013)	(2,333,741)	(8,404,251)
Class C	(5,411,988)	(16,325,136)	(19,559,586)	(71,434,425)
Class I	(3,014,226)	(10,243,225)	(1,694,544)	(6,517,347)

		(218,271,952)		(250,547,434)

Net decrease in net assets resulting from capital share transactions		(88,812,008)		(59,952,765)

Total increase (decrease) in net assets		97,749,419		(129,918,253)
Net assets
Beginning of period		485,759,840		615,678,093

End of period		$ 583,509,259		$ 485,759,840

Undistributed net investment loss		$ (53,603)		$ (50,163)

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Emerging Growth Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

17

NOTES TO FINANCIAL STATEMENTS continued

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net operating losses.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.61% and declining to 0.26% as average daily net assets increase.

18

NOTES TO FINANCIAL STATEMENTS continued

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended September 30, 2003, the transfer agent fees were equivalent to an annual rate of 0.27% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended September 30, 2003, the Fund paid brokerage commissions of $1,222,276 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 26, 2003.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $1,162,353,989 and $1,236,756,170, respectively, for the year ended September 30, 2003.

During the year ended September 30, 2003, the Fund loaned securities to certain brokers. At September 30, 2003, the value of securities on loan and the value of collateral (including accrued interest) amounted to $94,095,590 and $96,930,167, respectively.

19

NOTES TO FINANCIAL STATEMENTS continued

On September 30, 2003, the aggregate cost of securities for federal income tax purposes was $576,490,223. The gross unrealized appreciation and depreciation on securities based on tax cost was $113,301,633 and $8,760,389, respectively, with a net unrealized appreciation of $104,541,244.

As of September 30, 2003, the Fund had $271,971,965 in capital loss carryovers for federal income tax purposes with $34,606,000 expiring in 2009, $229,817,109 expiring in 2010 and $7,548,856 expiring in 2011.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended September 30, 2003, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed	Unrealized	Capital Loss
Ordinary Loss	Appreciation	Carryover

$53,603	$104,541,244	$271,971,965

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an

20

NOTES TO FINANCIAL STATEMENTS continued

annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended September 30, 2003, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

12. SUBSEQUENT EVENT

On October 31, 2003, EIMC made a payment to the Fund in the amount of net gains realized by an investor who had engaged in frequent trading in the Fund. EIMC also reimbursed the Fund for expenses charged on the related account balances. The impact to the net asset values per share of the Fund was less than $0.01.

21

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Emerging Growth Fund, a series of Evergreen Equity Trust, as of September 30, 2003, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Emerging Growth Fund as of September 30, 2003, and the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
November 7, 2003

22

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

24

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Executive Officer, Evergreen Investment Company, Inc.; President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 101 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $240 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of September 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

563825 rv1   11/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Fund

Evergreen Fund: Annual Report as of September 30, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
25	INDEPENDENT AUDITORS' REPORT
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

November 2003

Dennis H. Ferro President and Chief Executive Officer

We are pleased to provide the annual report for the Evergreen Fund, which covers the 12-month period ended September 30, 2003.

After another troubling summer in 2002, equity investors headed into the most recent twelve month investment period with little optimism. The financial markets remained volatile, and stocks continued their swoon. Economic data was mixed and questions of corporate credibility remained fresh in investors' minds. Fears of terror remained and the U.S. was pressuring the United Nations to take action on Iraq. As a result, stocks faced a huge challenge in early October as the major equity market indices exceeded their five-year lows achieved the previous July. Fortunately, equities rallied handsomely after this critical juncture. Investors focused on the improving fundamentals, including signs of economic and profit growth. The market technicals also strengthened, as trading volume improved and advancing stocks began to outnumber declining issues on the New York Stock Exchange. Indeed, the first two months of the fourth quarter witnessed a solid rally for stocks in the range of 20%. Unfortunately, once the major market indices paused to take a breather in late November, it became apparent that the renewed optimism of investors was premature.

Ordinarily a healthy experience after such a surge, this market pullback was accompanied by weakening fourth quarter economic data. The manufacturing sector weakened and the unemployment rate continued to climb. Consumer confidence waned and lower interest rates were not enough to soothe anxious investors.

1

LETTER TO SHAREHOLDERS continued

As investors wrestled with the fundamentals, the geopolitical situation grew worse throughout the first quarter of 2003. When the diplomatic efforts unraveled at the United Nations and war with Iraq seemed imminent, stocks once again revisited their five-year lows in early March. While the threat of war was big enough to keep many investors away from stocks, it turned out that the uncertainty of war played a bigger role. Ironically, as war approached and immediately after the conflict's inception, investors poured money back into the equity market. The Dow Jones Industrial Average experienced its best week in more than 20 years and over the span of just eight trading days, the value of the Wilshire 5000 expanded by $1 trillion.

Market trends remained solid though, as investors viewed the increased clarity in Iraq as an opportunity to focus on improving economic fundamentals. This dramatic shift in sentiment and equity market performance continued throughout the second quarter. Clarification on the geopolitical front and better than expected first quarter profits offset mixed economic data to propel stocks higher. In addition, the passage of the new tax law resulted in greater optimism for equity performance, as the possibility that tax-advantaged dividends could become a larger portion of potential total return.

During the summer months, improved investor sentiment was accompanied by strengthening prospects for economic and profit growth. Personal consumption, defense spending, and business investment all accelerated. Inflation was not a threat and manufacturing had begun to show signs of life. Even

2

LETTER TO SHAREHOLDERS continued

payroll growth resumed in September. Corporate profits were also expected to climb in excess of 15% for the second half of 2003. While the market gains were not as significant as during the second quarter, equities managed to generate gains in the low single digits during the final three months of the investment period.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a new feature that presents a detailed Q&A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site. Thank you for your continued support of Evergreen Investments.

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of September 30, 2003

MANAGEMENT TEAM

Maureen E. Cullinane, CFA
Large Cap Core Growth Team
Lead Manager

Timothy E. O'Grady
Value Equity Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 10/15/1971

	Class A	Class B	Class C	Class I
Class inception date	1/3/1995	1/3/1995	1/3/1995	10/15/1971

Average annual return *

1 year with sales charge	10.78%	11.73%	14.40%	N/A

1 year w/o sales charge	17.49%	16.73%	16.63%	17.83%

5 year	-5.34%	-5.13%	-5.08%	-3.94%

10 year	4.28%	4.26%	4.16%	5.18%

* Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Fund Class A shares,1 versus a similar investment in the Russell 1000 Index (Russell 1000) and the Consumer Price Index (CPI).

The Russell 1000 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 17.49% for the twelve-month period ended September 30, 2003, excluding any applicable sales charges. During the same period, the fund's benchmark Russell 1000 returned 25.14%.

The first half of the fiscal year was a difficult period for investors. Investors were troubled by tensions in the Middle East, the potential conflict with Iraq and the ripple effect that the war would have on the U.S. economy. Indeed, in the first six months of the fiscal year, economic growth was anemic. Businesses were reluctant to spend either on hiring or plant expansion and earnings announcements were more negative than positive. Consumers, hit by higher energy costs and weak employment prospects, reduced their spending. Investors had few reasons to buy.

The second half of the fiscal year was a positive period for investors. While tensions in the Middle East remained high, the battle in Iraq had ended with a change in regimes. Corporations and consumers refocused on events closer to home. Consumers took advantage of record low interest rates to refinance their home mortgages and in many cases to spend the extra savings. Even with only a modest pickup in revenue growth, corporations were able to report significantly better earnings growth as a result of cost-cutting programs put in place over the past year. Managements were more optimistic about the future and there was hope that employment could soon rebound.

The growth portfolio of the fund remained broadly diversified with a focus on consumer discretionary, health care, technology and industrial cyclical stocks. Diversification was an effective strategy in a market that had significant crosscurrents. Consumer discretionary stocks benefited from healthy consumer spending driven by reasonable levels of employment, low inflation, moderate interest rates and record mortgage refinancing. The health care sector offered the best candidates for consistent earnings growth.

Over the past twelve months, consumer staples and health care were the primary contributors to performance while the technology, energy and industrial sectors were the primary detractors to performance. In the technology sector, many of the growth portfolio's holdings recorded outstanding performance; however, the portfolio was hurt by a less-than-index weight in semiconductors, a segment that advanced sharply during the period. A greater-than-index weight in energy dragged on overall performance, and defense-related stocks in the industrial sector hurt performance early in the fiscal year.

In the value portion of the portfolio, we were more skeptical about the sustainability of the recent rally in stocks, as we doubted that the economy was recovering as vigorously as many hoped. Consequently, we kept the portfolio positioned conservatively and it underperformed the more aggressive strategies during the final six months of the period.

We underweighted consumer discretionary stocks, such as automobile manufacturers and retailers, and focused on companies with more reliable income streams. We also de-emphasized the information technology area, including technology and telecommunications stocks.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2003.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

All data is as of September 30, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,
CLASS A	2003[1]	2002[1]	2001[1]	2000[1]	1999[1]
Net asset value, beginning of period	$8.92	$11.21	$16.88	$24.24	$21.11
Income from investment operations
Net investment income (loss)	-0.02	-0.01	-0.03	-0.12	0.02
Net realized and unrealized gains or losses on securities and futures contracts	1.58	-2.28	-5.43	2.79	3.22
Total from investment operations	1.56	-2.29	-5.46	2.67	3.24
Distributions to shareholders from
Net investment income	0	0	0	0	-0.04
Net realized gains	0	0	-0.21	-10.03	-0.07
Total distributions to shareholders	0	0	-0.21	-10.03	-0.11
Net asset value, end of period	$10.48	$8.92	$11.21	$16.88	$24.24
Total return[2]	17.49%	-20.43%	-32.68%	11.07%	15.34%
Ratios and supplemental data
Net assets, end of period (millions)	$110	$71	$85	$161	$180
Ratios to average net assets
Expenses[3]	1.76%	1.57%	1.51%	1.43%	1.39%
Net investment income (loss)	-0.23%	-0.11%	-0.20%	-0.49%	0.06%
Portfolio turnover rate	125%	133%	160%	119%	35%

[1]   Net investment income (loss) per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,
CLASS B	2003[1]	2002[1]	2001[1]	2000[1]	1999[1]
Net asset value, beginning of period	$8.43	$10.68	$16.21	$23.80	$20.82
Income from investment operations
Net investment loss	-0.09	-0.09	-0.13	-0.28	-0.17
Net realized and unrealized gains or losses on securities and futures contracts	1.50	-2.16	-5.19	2.72	3.22
Total from investment operations	1.41	-2.25	-5.32	2.44	3.05
Distributions to shareholders from
Net realized gains	0	0	-0.21	-10.03	-0.07
Net asset value, end of period	$9.84	$8.43	$10.68	$16.21	$23.80
Total return[2]	16.73%	-21.07%	-33.17%	10.22%	14.65%
Ratios and supplemental data
Net assets, end of period (millions)	$122	$168	$296	$553	$646
Ratios to average net assets
Expenses[3]	2.48%	2.32%	2.27%	2.18%	2.14%
Net investment loss	-0.94%	-0.86%	-0.95%	-1.23%	-0.70%
Portfolio turnover rate	125%	133%	160%	119%	35%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,
CLASS C	2003[1]	2002[1]	2001[1]	2000[1]	1999[1]
Net asset value, beginning of period	$8.42	$10.65	$16.18	$23.77	$20.79
Income from investment operations
Net investment loss	-0.09	-0.09	-0.13	-0.28	-0.16
Net realized and unrealized gains or losses on securities and futures contracts	1.49	-2.14	-5.19	2.72	3.21
Total from investment operations	1.40	-2.23	-5.32	2.44	3.05
Distributions to shareholders from
Net realized gains	0	0	-0.21	-10.03	-0.07
Net asset value, end of period	$9.82	$8.42	$10.65	$16.18	$23.77
Total return[2]	16.63%	-20.94%	-33.23%	10.23%	14.67%
Ratios and supplemental data
Net assets, end of period (millions)	$4	$4	$6	$11	$14
Ratios to average net assets
Expenses[3]	2.48%	2.32%	2.27%	2.18%	2.14%
Net investment loss	-0.95%	-0.86%	-0.95%	-1.24%	-0.70%
Portfolio turnover rate	125%	133%	160%	119%	35%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,
CLASS I1	2003[2]	2002[2]	2001[2]	2000[2]	1999[2]
Net asset value, beginning of period	$9.14	$11.45	$17.20	$24.48	$21.25
Income from investment operations
Net investment income (loss)	0.01	0.02	0.01	-0.06	0.07
Net realized and unrealized gains or losses on securities and futures contracts	1.62	-2.33	-5.55	2.81	3.28
Total from investment operations	1.63	-2.31	-5.54	2.75	3.35
Distributions to shareholders from
Net investment income	0	0	0	0	-0.05
Net realized gains	0	0	-0.21	-10.03	-0.07
Total distributions to shareholders	0	0	-0.21	-10.03	-0.12
Net asset value, end of period	$10.77	$9.14	$11.45	$17.20	$24.48
Total return	17.83%	-20.17%	-32.53%	11.32%	15.79%
Ratios and supplemental data
Net assets, end of period (millions)	$221	$216	$508	$887	$1,086
Ratios to average net assets
Expenses[3]	1.48%	1.32%	1.27%	1.18%	1.14%
Net investment income (loss)	0.05%	0.14%	0.05%	-0.23%	0.30%
Portfolio turnover rate	125%	133%	160%	119%	35%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   Net investment income (loss) per share is based on average shares outstanding during the period.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

September 30, 2003

	Shares	Value

COMMON STOCKS 98.2%
CONSUMER DISCRETIONARY 14.4%
Automobiles 0.1%
Toyota Motor Corp.	20,000	$ 588,790
Hotels, Restaurants & Leisure 1.4%
International Game Technology, Inc.	140,000	3,941,000
Starbucks Corp. *	80,000	2,304,000
6,245,000
Household Durables 1.3%
Black & Decker Corp.	62,900	2,550,595
Harman International Industries, Inc.	24,000	2,360,400
Matsushita Electric Industrial Co., Ltd.	70,000	845,039
5,756,034
Internet & Catalog Retail 3.0%
Amazon.com, Inc. *	114,600	5,542,056
eBay, Inc. *	76,000	4,066,760
InterActiveCorp (p)*	119,000	3,932,950
13,541,766
Leisure Equipment & Products 0.1%
Eastman Kodak Co.	29,319	613,940
Media 4.0%
AOL Time Warner, Inc. *	285,139	4,308,450
Clear Channel Communications, Inc.	130,000	4,979,000
Comcast Corp., Class A *	143,805	4,248,000
Liberty Media Corp., Class A *	389,369	3,882,009
New York Times Co., Class A	23,560	1,023,917
18,441,376
Multi-line Retail 1.0%
Dollar General Corp. (p)	220,000	4,400,000
Specialty Retail 2.0%
Barnes & Noble, Inc. *	61,113	1,552,881
Best Buy Co., Inc. *	91,500	4,348,080
Home Depot, Inc.	105,000	3,344,250
9,245,211
Textiles, Apparel & Luxury Goods 1.5%
Coach, Inc. *	62,000	3,385,200
Jones Apparel Group, Inc. *	80,149	2,398,860
Liz Claiborne, Inc.	34,245	1,166,042
6,950,102
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

September 30, 2003

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES 5.8%
Beverages 1.3%
Anheuser-Busch Companies, Inc.	48,672	$ 2,401,476
PepsiCo, Inc.	76,736	3,516,811
5,918,287
Food & Staples Retailing 1.2%
Wal-Mart Stores, Inc.	98,880	5,522,448
Food Products 1.2%
Kellogg Co.	81,850	2,729,698
McCormick & Co., Inc.	90,000	2,467,800
5,197,498
Household Products 0.9%
Dial Corp.	56,234	1,211,280
Procter & Gamble Co.	32,024	2,972,468
4,183,748
Tobacco 1.2%
Altria Group, Inc.	128,438	5,625,584
ENERGY 8.2%
Energy Equipment & Services 1.6%
Cooper Cameron Corp. *	36,283	1,676,637
ENSCO International, Inc.	52,986	1,421,085
Halliburton Co.	90,829	2,202,603
Nabors Industries, Ltd. *	27,044	1,007,660
Noble Corp. *	37,196	1,264,292
7,572,277
Oil & Gas 6.6%
Anadarko Petroleum Corp.	29,489	1,231,461
Apache Corp.	50,430	3,496,816
ChevronTexaco Corp.	30,250	2,161,362
ConocoPhillips	30,361	1,662,265
Devon Energy Corp.	124,875	6,017,726
Exxon Mobil Corp.	145,122	5,311,465
Occidental Petroleum Corp.	117,777	4,149,284
Valero Energy Corp.	51,071	1,954,487
XTO Energy, Inc.	195,989	4,113,809
30,098,675
FINANCIALS 17.4%
Capital Markets 4.8%
J.P. Morgan Chase & Co.	207,356	7,118,531
Merrill Lynch & Co., Inc.	142,079	7,605,489
Morgan Stanley	92,787	4,682,032
State Street Corp.	55,155	2,481,975
21,888,027
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

September 30, 2003

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks 5.9%
Bank of America Corp.	116,845	$ 9,118,584
Bank One Corp.	149,439	5,775,817
Hibernia Corp., Class A	54,649	1,107,189
U.S. Bancorp	203,244	4,875,824
Wells Fargo & Co.	116,289	5,988,883
26,866,297
Consumer Finance 1.6%
American Express Co.	159,562	7,189,864
Diversified Financial Services 3.0%
Citigroup, Inc.	308,205	14,026,410
Insurance 1.6%
Allstate Corp.	82,647	3,019,095
American International Group, Inc.	60,812	3,508,852
Mitsui Marine & Fire Insurance Co., Ltd.	120,000	874,568
7,402,515
Thrifts & Mortgage Finance 0.5%
Sovereign Bancorp, Inc.	120,216	2,230,007
HEALTH CARE 14.8%
Biotechnology 2.9%
Amgen, Inc. *	69,000	4,455,330
Genentech, Inc. *	57,500	4,608,050
Gilead Sciences, Inc. *	40,000	2,237,200
MedImmune, Inc. *	57,000	1,881,570
13,182,150
Health Care Equipment & Supplies 3.7%
Becton Dickinson & Co.	32,084	1,158,874
Guidant Corp.	40,100	1,878,685
Medtronic, Inc.	80,800	3,791,136
Millipore Corp. *	35,000	1,612,100
Saint Jude Medical, Inc. *	45,000	2,419,650
Stryker Corp.	42,400	3,193,144
Zimmer Holdings, Inc. *	51,000	2,810,100
16,863,689
Health Care Providers & Services 0.9%
Aetna, Inc.	29,142	1,778,536
AmerisourceBergen Corp.	33,073	1,787,596
Anthem, Inc. *	10,838	773,074
4,339,206
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

September 30, 2003

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 7.3%
Bristol-Myers Squibb Co.	91,400	$ 2,345,324
Forest Laboratories, Inc. *	41,000	2,109,450
Merck & Co., Inc.	64,285	3,254,107
Mylan Laboratories, Inc.	90,000	3,478,500
Pfizer, Inc.	330,639	10,044,813
Pharmaceutical Resources, Inc. *	20,000	1,364,400
Teva Pharmaceutical Industries, Ltd., ADR	67,000	3,829,050
Watson Pharmaceuticals, Inc. *	79,000	3,293,510
Wyeth	82,070	3,783,427
33,502,581
INDUSTRIALS 13.0%
Aerospace & Defense 1.5%
Honeywell International, Inc.	121,290	3,195,991
Lockheed Martin Corp.	32,864	1,516,674
Northrop Grumman Corp.	24,613	2,122,133
6,834,798
Commercial Services & Supplies 3.1%
Apollo Group, Inc., Class A *	56,000	3,697,680
Career Education Corp. *	70,000	3,171,000
Cendant Corp. *	225,000	4,205,250
Waste Management, Inc.	116,652	3,052,783
14,126,713
Electrical Equipment 1.5%
Cooper Industries, Ltd., Class A	87,000	4,178,610
Emerson Electric Co.	50,441	2,655,719
6,834,329
Industrial Conglomerates 3.4%
3M Co.	78,030	5,389,532
General Electric Co.	208,240	6,207,634
Tyco International, Ltd.	188,769	3,856,551
15,453,717
Machinery 3.1%
Deere & Co.	122,613	6,536,499
Illinois Tool Works, Inc.	53,985	3,577,046
Ingersoll-Rand Co., Ltd., Class A	31,007	1,657,014
Paccar, Inc.	16,000	1,195,040
SPX Corp. *	25,511	1,155,138
14,120,737
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

September 30, 2003

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Road & Rail 0.4%
CSX Corp.	70,500	$ 2,062,125
INFORMATION TECHNOLOGY 16.9%
Communications Equipment 3.3%
Cisco Systems, Inc. *	302,100	5,903,034
Nokia Corp., ADR	133,385	2,080,806
Nortel Networks Corp. *	300,000	1,230,000
QLogic Corp. *	60,000	2,820,600
QUALCOMM, Inc.	80,000	3,331,200
15,365,640
Computers & Peripherals 2.1%
Dell, Inc. *	140,000	4,674,600
Hewlett-Packard Co.	200,946	3,890,314
NEC Corp.	115,000	867,029
9,431,943
Electronic Equipment & Instruments 1.3%
Flextronics International, Ltd. *	170,000	2,410,600
Sharp Corp.	50,000	733,743
Tech Data Corp. *	29,622	913,839
Thermo Electron Corp. *	97,477	2,115,251
6,173,433
IT Services 1.4%
First Data Corp.	70,162	2,803,674
Paychex, Inc.	105,000	3,562,650
6,366,324
Office Electronics 0.2%
Canon, Inc.	15,000	735,090
Semiconductors & Semiconductor Equipment 3.7%
Altera Corp. *	110,000	2,079,000
Intel Corp.	245,850	6,763,333
Lam Research Corp. *	70,000	1,550,500
Microchip Technology, Inc.	90,000	2,154,600
Texas Instruments, Inc.	194,500	4,434,600
16,982,033
Software 4.9%
Cadence Design Systems, Inc. *	85,000	1,139,000
Intuit, Inc. *	70,000	3,376,800
Microsoft Corp.	414,257	11,512,202
Oracle Corp. *	338,400	3,796,848
Sybase, Inc. *	29,528	502,271
Veritas Software Corp. *	70,000	2,198,000
22,525,121
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

September 30, 2003

	Shares	Value

COMMON STOCKS continued
MATERIALS 2.7%
Chemicals 0.8%
Ecolab, Inc.	45,000	$ 1,136,250
PPG Industries, Inc.	51,030	2,664,787
3,801,037
Metals & Mining 1.0%
JFE Holdings, Inc.	35,000	766,504
Nucor Corp.	43,870	2,012,755
Phelps Dodge Corp. *	37,735	1,765,998
4,545,257
Paper & Forest Products 0.9%
International Paper Co.	76,941	3,002,238
MeadWestvaco Corp.	42,985	1,096,117
4,098,355
TELECOMMUNICATION SERVICES 2.6%
Diversified Telecommunication Services 2.4%
ALLTEL Corp.	34,333	1,590,991
BellSouth Corp.	91,250	2,160,800
Centurytel, Inc.	61,972	2,100,231
SBC Communications, Inc.	95,210	2,118,423
Telefonos de Mexico SA de CV, ADR	38,972	1,190,595
Verizon Communications, Inc.	51,105	1,657,846
10,818,886
Wireless Telecommunications Services 0.2%
NTT Mobile Communication Network, Inc.	360	882,107
UTILITIES 2.4%
Electric Utilities 1.8%
Exelon Corp.	68,354	4,340,479
FPL Group, Inc.	48,326	3,054,203
Wisconsin Energy Corp.	29,746	909,335
8,304,017
Multi-Utilities & Unregulated Power 0.6%
SCANA Corp.	79,067	2,708,045
Total Common Stocks		449,561,189
See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

September 30, 2003

	Shares	Value

SHORT-TERM INVESTMENTS 2.9%
MUTUAL FUND SHARES 2.9%
Evergreen Institutional U.S. Government Money Market Fund (o)	7,325,720	$ 7,325,720
Navigator Prime Portfolio (pp)	6,177,154	6,177,154
Total Short-Term Investments		13,502,874
Total Investments (cost $431,937,715) 101.1%		463,064,063
Other Assets and Liabilities (1.1%)		(5,089,604)
Net Assets 100.0%		$ 457,974,459

*	Non-income producing security
(p)	All or a portion of this security is on loan.
(pp)	Represents investment of cash collateral received from securities on loan
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2003

Assets
Identified cost of securities	$ 431,937,715
Net unrealized gains on securities	31,126,348

Market value of securities	463,064,063
Receivable for securities sold	2,270,847
Receivable for Fund shares sold	45,379
Dividends receivable	498,191
Receivable for securities lending income	638
Prepaid expenses and other assets	22,241

Total assets	465,901,359

Liabilities
Payable for securities purchased	1,026,584
Payable for Fund shares redeemed	430,366
Payable for securities on loan	6,177,154
Advisory fee payable	9,510
Distribution Plan expenses payable	4,419
Due to other related parties	1,268
Accrued expenses and other liabilities	277,599

Total liabilities	7,926,900

Net assets	$ 457,974,459

Net assets represented by
Paid-in capital	$ 631,926,372
Undistributed net investment loss	(148,792)
Accumulated net realized losses on securities, futures contracts, and foreign currency related transactions	(204,929,513)
Net unrealized gains on securities and foreign currency related transactions	31,126,392

Total net assets	$ 457,974,459

Net assets consists of
Class A	$ 110,243,515
Class B	122,247,968
Class C	4,223,803
Class I	221,259,173

Total net assets	$ 457,974,459

Shares outstanding
Class A	10,516,113
Class B	12,428,590
Class C	430,244
Class I	20,550,570

Net asset value per share
Class A	$ 10.48
Class A -- Offering price (based on sales charge of 5.75%)	$ 11.12
Class B	$ 9.84
Class C	$ 9.82
Class C -- Offering price (based on sales charge of 1.00%)	$ 9.92
Class I	$ 10.77

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Year Ended September 30, 2003

Investment income
Dividends (net of foreign withholding taxes of $3,486)	$ 7,066,911

Expenses
Advisory fee	3,454,344
Distribution Plan expenses
Class A	253,741
Class B	1,461,871
Class C	39,936
Administrative services fee	460,579
Transfer agent fees	2,581,677
Trustees' fees and expenses	6,513
Printing and postage expenses	118,313
Custodian fees	113,224
Registration and filing fees	46,772
Professional fees	21,875
Other	16,625

Total expenses	8,575,470
Less: Expense reductions	(1,307)

Net expenses	8,574,163

Net investment loss	(1,507,252)

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized losses on:
Securities	(49,079,810)
Foreign currency related transactions	(636)

Net realized losses on securities and foreign currency related transactions	(49,080,446)
Net change in unrealized gains or losses on securities and foreign currency related transactions	123,841,422

Net realized and unrealized gains or losses on securities and foreign currency related transactions	74,760,976

Net increase in net assets resulting from operations	$ 73,253,724

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,
	2003		2002

Operations
Net investment loss		$ (1,507,252)		$ (1,781,887)
Net realized losses on securities, futures contracts and foreign currency related transactions		(49,080,446)		(74,276,744)
Net change in unrealized gains or losses on securities and foreign currency related transactions		123,841,422		(69,281,595)

Net increase (decrease) in net assets resulting from operations		73,253,724		(145,340,226)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,851,450	17,825,896	502,699	5,559,620
Class B	336,277	3,093,697	529,786	5,702,024
Class C	59,487	543,855	63,486	672,559
Class I	311,013	3,136,239	4,165,638	48,222,369

		24,599,687		60,156,572

Automatic conversion of Class B shares to Class A shares
Class A	2,761,301	26,635,651	2,265,128	24,873,867
Class B	(2,932,013)	(26,635,651)	(2,389,686)	(24,873,867)

		0		0

Payment for shares redeemed
Class A	(2,059,051)	(19,967,084)	(2,359,740)	(26,028,802)
Class B	(4,888,105)	(44,276,229)	(5,940,885)	(62,035,430)
Class C	(80,663)	(733,251)	(150,027)	(1,603,927)
Class I	(3,347,296)	(33,268,771)	(24,885,786)	(260,561,712)

		(98,245,335)		(350,229,871)

Net decrease in net assets resulting from capital share transactions		(73,645,648)		(290,073,299)

Total decrease in net assets		(391,924)		(435,413,525)
Net assets
Beginning of period		458,366,383		893,779,908

End of period		$ 457,974,459		$ 458,366,383

Undistributed net investment loss		$ (148,792)		$ (145,238)

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

20

NOTES TO FINANCIAL STATEMENTS continued

c. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net operating losses.

21

NOTES TO FINANCIAL STATEMENTS continued

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.75% and declining to 0.625% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended September 30, 2003, the transfer agent fees were equivalent to an annual rate of 0.56% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended September 30, 2003, the Fund paid brokerage commissions of $730,564 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 26, 2003.

22

NOTES TO FINANCIAL STATEMENTS continued

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $560,167,456 and $632,541,352, respectively, for the year ended September 30, 2003.

During the year ended September 30, 2003, the Fund loaned securities to certain brokers. At September 30, 2003, the value of securities on loan and the value of collateral (including accrued interest) amounted to $5,895,062 and $6,177,154, respectively. During the year ended September 30, 2003 the Fund earned $20,079 in income from securities lending which is included in dividend income on the Statement of Operations.

On September 30, 2003, the aggregate cost of securities for federal income tax purposes was $440,307,885. The gross unrealized appreciation and depreciation on securities based on tax cost was $40,040,220 and $17,284,042, respectively, with a net unrealized appreciation of $22,756,178.

As of September 30, 2003, the Fund had $159,848,456 in capital loss carryovers for federal income tax purposes with $86,236,766 expiring in 2010, and $73,611,690 expiring in 2011.

For income tax purposes, capital and currency losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of September 30, 2003, the Fund incurred and will elect to defer post-October capital losses of $36,710,843 and currency losses of $636.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended September 30, 2003, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed		Capital Loss
Ordinary	Unrealized	Carryover and
Loss	Appreciation	Post-October Loss

$148,792	$22,756,178	$196,559,299

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

23

NOTES TO FINANCIAL STATEMENTS continued

9. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended September 30, 2003, the Fund had no borrowings under this agreement.

24

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Fund, a series of Evergreen Equity Trust, as of September 30, 2003, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Fund as of September 30, 2003, and the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
November 7, 2003

25

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26

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

28

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Executive Officer, Evergreen Investment Company, Inc.; President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 101 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $240 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of September 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

563826 rv1   11/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Growth Fund

Evergreen Growth Fund: Annual Report as of September 30, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
24	INDEPENDENT AUDITORS' REPORT
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

November 2003

Dennis H. Ferro President and Chief Executive Officer

We are pleased to provide the annual report for the Evergreen Growth Fund, which covers the 12-month period ended September 30, 2003.

After another troubling summer in 2002, equity investors headed into the most recent twelve month investment period with little optimism. The financial markets remained volatile, and stocks continued their swoon. Economic data was mixed and questions of corporate credibility remained fresh in investors' minds. Fears of terror remained and the U.S. was pressuring the United Nations to take action on Iraq. As a result, stocks faced a huge challenge in early October as the major equity market indices exceeded their five-year lows achieved the previous July. Fortunately, equities rallied handsomely after this critical juncture. Investors focused on the improving fundamentals, including signs of economic and profit growth. The market technicals also strengthened, as trading volume improved and advancing stocks began to outnumber declining issues on the New York Stock Exchange. Indeed, the first two months of the fourth quarter witnessed a solid rally for stocks in the range of 20%. Unfortunately, once the major market indices paused to take a breather in late November, it became apparent that the renewed optimism of investors was premature.

Ordinarily a healthy experience after such a surge, this market pullback was accompanied by weakening fourth quarter economic data. The manufacturing sector weakened and the unemployment rate continued to climb. Consumer confidence waned and lower interest rates were not enough to soothe anxious investors.

1

LETTER TO SHAREHOLDERS continued

As investors wrestled with the fundamentals, the geopolitical situation grew worse throughout the first quarter of 2003. When the diplomatic efforts unraveled at the United Nations and war with Iraq seemed imminent, stocks once again revisited their five-year lows in early March. While the threat of war was big enough to keep many investors away from stocks, it turned out that the uncertainty of war played a bigger role. Ironically, as war approached and immediately after the conflict's inception, investors poured money back into the equity market. The Dow Jones Industrial Average experienced its best week in more than 20 years and over the span of just eight trading days, the value of the Wilshire 5000 expanded by $1 trillion.

Market trends remained solid though, as investors viewed the increased clarity in Iraq as an opportunity to focus on improving economic fundamentals. This dramatic shift in sentiment and equity market performance continued throughout the second quarter. Clarification on the geopolitical front and better than expected first quarter profits offset mixed economic data to propel stocks higher. In addition, the passage of the new tax law resulted in greater optimism for equity performance, as the possibility that tax-advantaged dividends could become a larger portion of potential total return.

During the summer months, improved investor sentiment was accompanied by strengthening prospects for economic and profit growth. Personal consumption, defense spending, and business investment all accelerated. Inflation was not a threat and manufacturing had begun to show signs of life. Even

2

LETTER TO SHAREHOLDERS continued

payroll growth resumed in September. Corporate profits were also expected to climb in excess of 15% for the second half of 2003. While the market gains were not as significant as during the second quarter, equities managed to generate gains in the low single digits during the final three months of the investment period.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a new feature that presents a detailed Q&A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site. Thank you for your continued support of Evergreen Investments.

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of September 30, 2003

MANAGEMENT TEAM

Theodore W. Price, CFA
Small Cap Growth Team

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 4/15/1985

	Class A	Class B	Class C	Class I
Class inception date	6/5/1995	10/18/1999	4/15/1985	11/19/1997

Average annual return *

1 year with sales charge	24.49%	25.93%	28.79%	N/A

1 year w/o sales charge	32.08%	30.93%	31.10%	32.35%

5 year	6.02%	6.20%	6.27%	7.54%

10 year	8.28%	8.24%	8.13%	8.74%

* Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Growth Fund Class A shares,1 versus a similar investment in the Russell 2000 Growth Index (Russell 2000 Growth) and the Consumer Price Index (CPI).

The Russell 2000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and I prior to their inception is based on the performance of Class C, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 32.08% for the twelve-month period ended September 30, 2003, excluding any applicable sales charges. During the same period, the fund's benchmark Russell 2000 Growth Index returned 41.72%.

The fund performed positively during the fiscal year, despite trailing the benchmark Russell 2000 Growth Index. Performance was in line with the index for the first six months, but lagged in the second half as high volatility, low quality and very small companies led the surge in small-company growth stocks. It was a period in which the greatest rewards went to the most aggressive investors

The first quarter of the period (final quarter of 2002) offered new encouragement to investors in small company growth stocks. For the first time in almost two years, these stocks outperformed small-cap value stocks. Investors became more confident that the economy was beginning to recover and more cyclically oriented growth companies, which typically prosper during periods of economic expansion, took the lead. Sectors that did particularly well included many in which the fund was well represented, such as technology (especially depressed semiconductor companies), regional airlines and consumer-related companies.

The first calendar quarter of 2003 was dominated by worries about the approaching war in Iraq. In this environment, most equities declined in value, with the fund outperforming the benchmark index despite negative performance. We remained evenly weighted with the benchmark Russell 2000 Growth Index in technology, as we believed that corporate capital spending on technology was likely to increase after four years of underinvestment. We increased our emphasis on the consumer sectors. We believed consumer confidence was likely to increase and new federal tax cuts were likely to spur increased spending. Toward the end of the quarter, following the start of the war in Iraq and the first major military victories by the U.S. and its allies, consumer spirits rose and the markets followed.

The rally that began in March 2003 extended into the second calendar quarter of the year. Small company growth stocks soared. However, the largest gains were achieved by very small, lower quality stocks. As new investment money poured into the small-cap market, some of the best performance was posted by highly leveraged companies with weak profit histories, but with positive stock price momentum. This worked to the disadvantage of our investment style, which focuses on well financed, strong growing companies with reasonable stock valuations. Our discipline pays close attention to fundamentals and the health of company balance sheets. Our portfolio lagged in the two most volatile areas: technology and biotechnology.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

1 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2003.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of September 30, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,
CLASS A	2003[1]	2002[1]	2001	2000[2]	1999[2]
Net asset value, beginning of period	$10.66	$12.35	$25.11	$15.99	$14.60
Income from investment operations
Net investment loss	-0.13	-0.13	-0.23	-0.20	-0.12
Net realized and unrealized gains or losses on securities	3.55	-1.56	-6.84	10.19	2.07
Total from investment operations	3.42	-1.69	-7.07	9.99	1.95
Distributions to shareholders from
Net realized gains	0	0	-5.69	-0.87	-0.56
Net asset value, end of period	$14.08	$10.66	$12.35	$25.11	$15.99
Total return[3]	32.08%	-13.68%	-33.68%	65.01%	13.90%
Ratios and supplemental data
Net assets, end of period (thousands)	$66,586	$49,793	$64,885	$114,248	$92,229
Ratios to average net assets
Expenses[4]	1.36%	1.32%	1.34%	1.44%	1.30%
Net investment loss	-1.05%	-0.95%	-0.79%	-0.91%	-0.71%
Portfolio turnover rate	120%	89%	111%	137%	108%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   Effective at the close of business on October 18, 1999, Evergreen Growth Fund acquired the net assets of Mentor Growth Portfolio. Mentor Growth Portfolio was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to October 19, 1999 are those of Class A shares of Mentor Growth Portfolio.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,
CLASS B	2003[1]	2002[1]	2001	2000[2]
Net asset value, beginning of period	$9.86	$11.50	$23.97	$14.88
Income from investment operations
Net investment loss	-0.20	-0.21	-0.20	-0.35
Net realized and unrealized gains or losses on securities	3.25	-1.43	-6.58	10.31
Total from investment operations	3.05	-1.64	-6.78	9.96
Distributions to shareholders from
Net realized gains	0	0	-5.69	-0.87
Net asset value, end of period	$12.91	$9.86	$11.50	$23.97
Total return[3]	30.93%	-14.26%	-34.19%	69.62%
Ratios and supplemental data
Net assets, end of period (thousands)	$19,127	$12,073	$6,252	$6,155
Ratios to average net assets
Expenses[4]	2.08%	2.08%	2.09%	2.14%[5]
Net investment loss	-1.77%	-1.71%	-1.55%	-1.60%[5]
Portfolio turnover rate	120%	89%	111%	137%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   For the period from October 18, 1999 (commencement of class operations), to September 30, 2000.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,
CLASS C	2003[1]	2002[1]	2001	2000[2]	1999[2]
Net asset value, beginning of period	$9.84	$11.49	$23.94	$15.39	$14.18
Income from investment operations
Net investment loss	-0.20	-0.22	-0.19	-0.35	-0.25
Net realized and unrealized gains or losses on securities	3.26	-1.43	-6.57	9.77	2.02
Total from investment operations	3.06	-1.65	-6.76	9.42	1.77
Distributions to shareholders from
Net realized gains	0	0	-5.69	-0.87	-0.56
Net asset value, end of period	$12.90	$9.84	$11.49	$23.94	$15.39
Total return[3]	31.10%	-14.36%	-34.13%	63.79%	13.01%
Ratios and supplemental data
Net assets, end of period (thousands)	$220,442	$199,078	$263,292	$439,879	$334,484
Ratios to average net assets
Expenses[4]	2.09%	2.07%	2.09%	2.20%	2.05%
Net investment loss	-1.77%	-1.70%	-1.54%	-1.67%	-1.45%
Portfolio turnover rate	120%	89%	111%	137%	108%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   Effective at the close of business on October 18, 1999, Evergreen Growth Fund acquired the net assets of Mentor Growth Portfolio. Mentor Growth Portfolio was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to October 19, 1999 are those of Class B shares of Mentor Growth Portfolio.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,
CLASS I1	2003[2]	2002[2]	2001	2000[3]	1999[3]
Net asset value, beginning of period	$10.82	$12.50	$25.28	$16.05	$14.63
Income from investment operations
Net investment loss	-0.10	-0.10	-0.15	-0.15	-0.07
Net realized and unrealized gains or losses on securities	3.60	-1.58	-6.94	10.25	2.05
Total from investment operations	3.50	-1.68	-7.09	10.10	1.98
Distributions to shareholders from
Net realized gains	0	0	-5.69	-0.87	-0.56
Net asset value, end of period	$14.32	$10.82	$12.50	$25.28	$16.05
Total return	32.35%	-13.44%	-33.49%	65.47%	14.08%
Ratios and supplemental data
Net assets, end of period (thousands)	$497,489	$139,378	$116,217	$136,704	$35,427
Ratios to average net assets
Expenses[4]	1.07%	1.07%	1.09%	1.18%	1.05%
Net investment loss	-0.77%	-0.70%	-0.55%	-0.65%	-0.47%
Portfolio turnover rate	120%	89%	111%	137%	108%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   Net investment loss per share is based on average shares outstanding during the period.

[3]   Effective at the close of business on October 18, 1999, Evergreen Growth Fund acquired the net assets of Mentor Growth Portfolio. Mentor Growth Portfolio was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to October 19, 1999 are those of Class I shares of Mentor Growth Portfolio.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

September 30, 2003

	Shares	Value

COMMON STOCKS 97.0%
CONSUMER DISCRETIONARY 18.8%
Automobiles 0.6%
Monaco Coach Corp. * (p)	287,950	$ 4,765,573
Distributors 0.6%
Hughes Supply, Inc.	148,900	4,831,805
Hotels, Restaurants & Leisure 3.7%
Applebee's International, Inc.	113,475	3,572,193
Extended Stay America, Inc. *	262,450	3,918,378
Panera Bread Co., Class A * (p)	94,700	3,878,912
Penn National Gaming, Inc. *	187,850	4,004,962
Rare Hospitality International, Inc. *	182,361	4,542,613
Ruby Tuesday, Inc.	179,400	4,325,334
Shuffle Master, Inc. * (p)	199,850	5,431,923
29,674,315
Household Durables 1.1%
Ethan Allen Interiors, Inc. (p)	108,750	3,915,000
Furniture Brands International, Inc. *	197,850	4,768,185
8,683,185
Leisure Equipment & Products 1.7%
LeapFrog Enterprises, Inc. * (p)	125,600	4,772,800
Marvel Enterprises, Inc. * (p)	206,700	4,599,075
SCP Pool Corp. * (p)	149,472	4,158,311
13,530,186
Media 2.2%
Cumulus Media, Inc., Class A *	267,700	4,564,285
Radio One, Inc., Class D * (p)	511,800	7,349,448
Spanish Broadcasting System, Inc., Class A *	684,550	5,818,675
17,732,408
Specialty Retail 8.9%
Ann Taylor Stores Corp. *	139,450	4,481,923
Barnes & Noble, Inc. *	138,800	3,526,908
Christopher & Banks Corp. *	159,300	3,800,898
Cost Plus, Inc. * (p)	135,600	5,006,352
Guitar Center, Inc. * (p)	204,000	6,560,640
Gymboree Corp. *	265,250	3,737,372
Hibbett Sporting Goods, Inc. *	213,525	5,107,518
Hot Topic, Inc. *	299,100	6,741,714
Linens 'n Things, Inc. *	152,500	3,626,450
Michaels Stores, Inc.	126,400	5,152,064
Monro Muffler Brake, Inc.	144,100	4,265,360
Pacific Sunwear of California, Inc. *	293,400	6,061,644
Sonic Automotive, Inc. *	197,300	4,747,038
Steiner Leisure, Ltd. *	245,800	4,709,528
West Marine, Inc. (p)	215,000	4,095,750
71,621,159
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

September 30, 2003

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES 1.3%
Food & Staples Retailing 1.3%
Performance Food Group Co. * (p)	100,250	$ 4,081,178
United Natural Foods, Inc. *	187,200	6,213,168
10,294,346
ENERGY 4.4%
Energy Equipment & Services 1.1%
Grey Wolf, Inc.	535,500	1,863,540
Superior Energy Services, Inc. *	406,050	3,979,290
Unit Corp. *	176,650	3,328,086
9,170,916
Oil & Gas 3.3%
Brigham Exploration Co.	175,779	1,195,297
Chesapeake Energy Corp.	243,550	2,625,469
Comstock Resources, Inc. *	392,450	5,243,132
Evergreen Resources *	169,000	4,563,000
Ultra Petroleum Corp. * (p)	899,950	12,554,303
26,181,201
FINANCIALS 8.5%
Capital Markets 0.6%
Investors Financial Services Corp. (p)	163,650	5,138,610
Commercial Banks 2.6%
Alabama National BanCorp.	92,150	4,377,125
Boston Private Financial Holdings, Inc. (p)	233,500	5,501,260
East West Bancorp, Inc.	135,930	5,811,007
Southwest Bancorp of Texas, Inc. *	150,300	5,487,453
21,176,845
Consumer Finance 0.6%
Asta Funding, Inc. * (p)	178,202	4,631,292
Insurance 3.6%
HCC Insurance Holdings, Inc.	182,150	5,296,922
Hilb, Rogal and Hamilton Co.	185,750	5,765,680
Hub International, Ltd.	247,300	4,055,720
Markel Corp. *	38,060	10,162,020
U.S.I. Holdings Corp.	260,889	3,394,166
28,674,508
Thrifts & Mortgage Finance 1.1%
BankUnited Financial Corp. *	185,200	3,904,016
NetBank, Inc.	378,700	4,714,815
8,618,831
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

September 30, 2003

	Shares	Value

COMMON STOCKS continued
HEALTH CARE 17.1%
Biotechnology 4.9%
Celgene Corp. * (p)	137,700	$ 5,966,541
Genta, Inc. * (p)	187,700	2,378,159
Martek Biosciences Corp. * (p)	178,000	9,375,260
Neurocrine Biosciences, Inc. *	131,500	6,511,880
Protein Design Labs, Inc. *	431,800	5,984,748
Telik, Inc. * (p)	245,600	4,924,280
Xoma, Ltd. * (p)	577,900	4,276,460
39,417,328
Health Care Equipment & Supplies 5.4%
Advanced Neuromodulation Systems * (p)	125,250	4,997,475
American Medical Systems Holdings, Inc. * (p)	225,350	4,890,095
Cyberonics, Inc. * (p)	209,650	6,469,799
Inamed Corp. *	61,500	4,517,175
Kensey Nash Corp. * (p)	232,600	5,461,448
Osteotech, Inc. *	537,400	4,401,306
Respironics, Inc. *	161,450	6,745,381
Wilson Greatbatch Technologies, Inc. * (p)	167,950	6,054,597
43,537,276
Health Care Providers & Services 2.8%
Advisory Board Co. *	17,900	813,555
Amsurg Corp. * (p)	183,850	6,065,211
LabOne, Inc. *	170,350	3,974,266
Pediatrix Medical Group, Inc. *	94,700	4,360,935
Select Medical Corp. *	195,900	5,641,920
Sierra Health Services, Inc. * (p)	80,300	1,650,165
22,506,052
Pharmaceuticals 4.0%
American Pharmaceutical Partners, Inc. * (p)	94,250	2,954,738
AtheroGenics, Inc. * (p)	550,550	9,216,207
Medicines Co. *	154,600	4,019,600
Medicis Pharmaceutical Corp., Class A *	84,350	4,942,910
Pharmaceutical Resources, Inc. *	81,800	5,580,396
Sepracor, Inc. *	194,100	5,345,514
32,059,365
INDUSTRIALS 11.3%
Aerospace & Defense 0.7%
Cubic Corp. (p)	210,600	5,290,272
Air Freight & Logistics 0.7%
UTI Worldwide, Inc.	183,200	5,593,096
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

September 30, 2003

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Airlines 1.4%
Continental Airlines, Inc., Class B * (p)	185,800	$ 3,080,564
Frontier Airlines, Inc. *	209,050	3,440,963
Skywest, Inc.	277,750	4,810,630
11,332,157
Commercial Services & Supplies 2.8%
Education Management Corp. *	107,100	6,176,457
Kelly Services, Inc., Class A	177,800	4,434,332
Kforce, Inc.	540,453	4,264,174
Kroll, Inc. *	177,200	3,295,920
Stericycle, Inc. * (p)	94,600	4,462,282
22,633,165
Electrical Equipment 1.2%
Ametek, Inc.	61,700	2,644,462
Power-One, Inc. *	704,600	7,250,334
9,894,796
Machinery 1.6%
Idex Corp.	178,350	6,499,074
Kennametal, Inc.	177,700	6,645,980
13,145,054
Road & Rail 2.1%
Covenant Transport, Inc., Class A * (p)	211,200	3,886,080
Heartland Express, Inc. *	82,946	1,992,363
Knight Transportation, Inc. *	183,400	4,597,838
Marten Transport, Ltd.	115,700	3,019,770
P.A.M. Transportation Services, Inc. * (p)	155,393	3,188,664
16,684,715
Trading Companies & Distributors 0.8%
MSC Industrial Direct Co., Inc., Class A *	317,250	6,614,663
INFORMATION TECHNOLOGY 33.4%
Communications Equipment 5.1%
Andrew Corp. *	472,000	5,800,880
Enterasys Networks, Inc. *	1,097,900	4,391,600
F5 Networks, Inc. * (p)	280,200	5,391,048
Foundry Networks, Inc. *	207,900	4,471,929
McDATA Corp., Class B *	297,900	3,512,241
NetSolve, Inc. *	775,850	5,663,705
Packeteer, Inc. *	347,700	4,189,785
QLogic Corp. *	60,450	2,841,754
Sonus Networks, Inc.	643,700	4,460,841
40,723,783
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

September 30, 2003

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals 1.2%
Applied Films Corp. * (p)	177,700	$ 5,283,021
Avid Technology, Inc. *	86,900	4,591,796
9,874,817
Electronic Equipment & Instruments 4.0%
Aeroflex, Inc. *	674,200	5,966,670
Agile Software Corp. *	951,600	9,059,232
Benchmark Electronics, Inc. *	199,550	8,434,978
Komag, Inc.	118,055	2,068,324
Parlex Corp. *	428,250	3,370,756
RSA Security, Inc. *	218,750	3,123,750
32,023,710
Internet Software & Services 3.5%
Altiris, Inc.	13,254	348,315
CNET Networks, Inc. *	197,400	1,397,592
Digital River, Inc.	132,200	3,615,670
DoubleClick, Inc. * (p)	287,800	3,099,606
EarthLink, Inc. *	329,300	2,710,139
eFunds Corp. *	346,500	4,279,275
GSI Commerce, Inc.	159,600	1,592,808
Retek, Inc. *	331,100	2,234,925
Valueclick, Inc. (p)	198,400	1,668,544
WebEx Communications, Inc. * (p)	374,100	7,104,159
28,051,033
IT Services 4.1%
Alliance Data Systems Corp. *	227,050	5,994,120
Anteon International Corp. *	132,300	4,048,380
Cognizant Technology Solutions Corp., Class A *	113,900	4,153,933
Diamondcluster International, Inc., Class A *	486,850	3,295,975
Global Payments, Inc.	167,450	6,028,200
Management Network Group, Inc. *	136,250	340,625
Mantech International Corp., Class A *	116,650	2,902,252
MPS Group, Inc. *	674,500	6,070,500
32,833,985
Machinery 0.8%
Actuant Corp., Class A * (p)	114,200	6,412,330
Semiconductors & Semiconductor Equipment 10.3%
Asyst Technologies, Inc. *	296,300	4,168,941
ATMI, Inc. * (p)	300,350	7,589,845
August Technology Corp. (p)	263,600	3,753,664
Cymer, Inc. *	115,500	4,758,600
Exar Corp. *	615,950	8,703,373
Formfactor, Inc. *	169,725	3,671,152
GlobespanVirata, Inc. *	782,900	5,652,538
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

September 30, 2003

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment continued
Integrated Circuit System, Inc. *	315,200	$ 9,468,608
LTX Corp. * (p)	734,900	8,274,974
Micrel, Inc. * (p)	482,400	5,880,456
Monolithic Systems Technology, Inc. * (p)	439,200	3,693,672
Photronic, Inc. * (p)	179,600	3,818,296
Power Integrations, Inc. * (p)	157,050	5,220,342
Sipex Corp. * (p)	594,080	4,663,528
Ultratech Stepper, Inc. *	68,800	1,941,536
Zoran Corp. *	80,000	1,560,000
82,819,525
Software 4.4%
ANSYS, Inc. *	124,200	4,414,068
Concur Technologies, Inc. * (p)	334,850	3,971,321
Documentum, Inc. * (p)	211,150	4,499,606
E.piphany, Inc. *	536,300	2,676,137
EPIQ Systems, Inc. * (p)	95,400	1,617,984
Kronos, Inc. *	83,900	4,439,149
Microstrategy, Inc., Class A (p)	88,800	4,085,688
Moldflow Corp. *	703,200	6,603,048
Vastera, Inc. * (p)	664,250	3,414,245
35,721,246
TELECOMMUNICATION SERVICES 2.2%
Diversified Telecommunication Services 0.9%
AOL Time Warner, Inc., Class A *	808,400	7,485,784
Wireless Telecommunications Services 1.3%
Nextel Partners, Inc., Class A * (p)	753,900	5,918,115
Western Wireless Corp., Class A * (p)	217,100	4,046,744
9,964,859
Total Common Stocks		779,344,191
SHORT-TERM INVESTMENTS 22.0%
MUTUAL FUND SHARES 22.0%
Evergreen Institutional Money Market Fund (o)	20,387,370	20,387,370
Navigator Prime Portfolio *(pp)	156,368,871	156,368,871
Total Short-Term Investments		176,756,241
Total Investments (cost $813,995,212) 119.0%		956,100,432
Other Assets and Liabilities (19.0%)		(152,456,891)
Net Assets 100.0%		$ 803,643,541

*	Non-income producing security
(p)	All or a portion of this security is on loan
(pp)	Represents investment of cash collateral received for securities on loan.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2003

Assets
Identified cost of securities	$ 813,995,212
Net unrealized gains on securities	142,105,220

Market value of securities	956,100,432
Receivable for securities sold	11,807,545
Receivable for Fund shares sold	1,520,560
Dividends receivable	128,281
Receivable for securities lending income	22,174
Prepaid expenses and other assets	31,342

Total assets	969,610,334

Liabilities
Payable for securities purchased	8,273,812
Payable for Fund shares redeemed	1,222,445
Payable for securities on loan	156,368,871
Advisory fee payable	15,581
Distribution Plan expenses payable	7,200
Due to other related parties	2,226
Accrued expenses and other liabilities	76,658

Total liabilities	165,966,793

Net assets	$ 803,643,541

Net assets represented by
Paid-in capital	$ 806,552,726
Undistributed net investment loss	(5,840)
Accumulated net realized losses on securities	(145,008,565)
Net unrealized gains on securities	142,105,220

Total net assets	$ 803,643,541

Net assets consists of
Class A	$ 66,585,595
Class B	19,127,004
Class C	220,442,309
Class I	497,488,633

Total net assets	$ 803,643,541

Shares outstanding
Class A	4,729,912
Class B	1,481,363
Class C	17,094,315
Class I	34,745,273

Net asset value per share
Class A	$ 14.08
Class A -- Offering price (based on sales charge of 5.75%)	$ 14.94
Class B	$ 12.91
Class C	$ 12.90
Class C -- Offering price (based on sales charge of 1.00%)	$ 13.03
Class I	$ 14.32

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Year Ended September 30, 2003

Investment income
Dividends (net of foreign withholding taxes of $18,073)	$ 1,152,605
Securities lending income	208,038
Income from affiliate	365,777

Total investment income	1,726,420

Expenses
Advisory fee	3,958,398
Distribution Plan expenses
Class A	156,333
Class B	150,540
Class C	2,030,093
Administrative services fee	565,485
Transfer agent fees	1,228,772
Trustees' fees and expenses	8,837
Printing and postage expenses	66,418
Custodian fees	137,033
Registration and filing fees	74,101
Professional fees	21,550
Other	26,276

Total expenses	8,423,836
Less: Expense reductions	(1,984)

Net expenses	8,421,852

Net investment loss	(6,695,432)

Net realized and unrealized gains or losses on securities
Net realized losses on securities	(1,180,728)
Net change in unrealized gains or losses on securities	166,886,502

Net realized and unrealized gains or losses on securities	165,705,774

Net increase in net assets resulting from operations	$ 159,010,342

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,
	2003		2002

Operations
Net investment loss		$ (6,695,432)		$ (6,536,930)
Net realized losses on securities		(1,180,728)		(39,316,236)
Net change in unrealized gains or losses on securities		166,886,502		(17,347,449)

Net increase (decrease) in net assets resulting from operations		159,010,342		(63,200,615)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	2,284,679	27,080,618	1,738,607	24,497,258
Class B	595,033	6,717,596	913,482	11,881,379
Class C	985,041	11,200,156	1,452,857	18,965,018
Class I	20,472,791	252,844,619	9,809,287	133,121,361

		297,842,989		188,465,016

Automatic conversion of Class B shares to Class A shares
Class A	32,546	376,389	28,855	406,199
Class B	(35,332)	(376,389)	(31,118)	(406,199)

		0		0

Payment for shares redeemed
Class A	(2,256,778)	(26,185,736)	(2,350,535)	(32,334,008)
Class B	(303,145)	(3,290,806)	(201,139)	(2,508,122)
Class C	(4,122,682)	(44,861,435)	(4,145,533)	(52,382,133)
Class I	(6,962,908)	(90,852,371)	(6,222,659)	(88,364,869)

		(165,190,348)		(175,589,132)

Net asset value of shares issued in acquisition
Class I	8,349,712	111,659,209	0	0

Net increase in net assets resulting from capital share transactions		244,311,850		12,875,884

Total increase (decrease) in net assets		403,322,192		(50,324,731)
Net assets
Beginning of period		400,321,349		450,646,080

End of period		$ 803,643,541		$ 400,321,349

Undistributed net investment loss		$ (5,840)		$ (1,544)

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Growth Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

19

NOTES TO FINANCIAL STATEMENTS continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net operating losses and certain capital loss carryovers assumed as a result of acquisitions.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.70% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

20

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended September 30, 2003, the transfer agent fees were equivalent to an annual rate of 0.22% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended September 30, 2003, the Fund paid brokerage commissions of $31,067 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 26, 2003.

5. ACQUISITION

Effective on the close of business on June 13, 2003, the Fund acquired substantially all the assets and assumed certain liabilities of Evergreen Select Small Cap Growth Fund in a tax-free exchange for Class I shares of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $20,572,106. The aggregate net assets of the Fund and Evergreen Select Small Cap Growth Fund immediately prior to the acquisition were $605,799,748 and $111,659,209, respectively. The aggregate net assets of the Fund immediately after the acquisition were $717,458,957.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $780,888,411 and $649,565,295, respectively, for the year ended September 30, 2003.

During the year ended September 30, 2003, the Fund loaned securities to certain brokers. At September 30, 2003, the value of securities on loan and the value of collateral (including accrued interest) amounted to $151,445,266 and $156,368,871, respectively.

On September 30, 2003, the aggregate cost of securities for federal income tax purposes was $821,247,266. The gross unrealized appreciation and depreciation on securities based on tax cost was $156,742,728 and $21,889,562, respectively, with a net unrealized appreciation of $134,853,166.

21

NOTES TO FINANCIAL STATEMENTS continued

As of September 30, 2003, the Fund had $137,756,511 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2007	2008	2009	2010	2011

$6,476,557	$26,328,013	$111,919	$44,633,028	$60,206,994

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended September 30, 2003, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary	Unrealized	Capital Loss
Loss	Appreciation	Carryover

$5,840	$134,853,166	$137,756,511

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

22

NOTES TO FINANCIAL STATEMENTS continued

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended September 30, 2003, the Fund had no borrowings under this agreement.

12. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

23

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Growth Fund, a series of Evergreen Equity Trust, as of September 30, 2003, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Growth Fund as of September 30, 2003, and the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
November 7, 2003

24

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25

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26

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

28

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Executive Officer, Evergreen Investment Company, Inc.; President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 101 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $240 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of September 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

563827 rv1   11/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Large Company Growth Fund

Evergreen Large Company Growth Fund: Annual Report as of September 30, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
22	INDEPENDENT AUDITORS' REPORT
24	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

November 2003

Dennis H. Ferro President and Chief Executive Officer

We are pleased to provide the annual report for the Evergreen Large Company Growth Fund, which covers the 12-month period ended September 30, 2003.

After another troubling summer in 2002, equity investors headed into the most recent twelve month investment period with little optimism. The financial markets remained volatile, and stocks continued their swoon. Economic data was mixed and questions of corporate credibility remained fresh in investors' minds. Fears of terror remained and the U.S. was pressuring the United Nations to take action on Iraq. As a result, stocks faced a huge challenge in early October as the major equity market indices exceeded their five-year lows achieved the previous July. Fortunately, equities rallied handsomely after this critical juncture. Investors focused on the improving fundamentals, including signs of economic and profit growth. The market technicals also strengthened, as trading volume improved and advancing stocks began to outnumber declining issues on the New York Stock Exchange. Indeed, the first two months of the fourth quarter witnessed a solid rally for stocks in the range of 20%. Unfortunately, once the major market indices paused to take a breather in late November, it became apparent that the renewed optimism of investors was premature.

Ordinarily a healthy experience after such a surge, this market pullback was accompanied by weakening fourth quarter economic data. The manufacturing sector weakened and the unemployment rate continued to climb. Consumer confidence waned and lower interest rates were not enough to soothe anxious investors.

1

LETTER TO SHAREHOLDERS continued

As investors wrestled with the fundamentals, the geopolitical situation grew worse throughout the first quarter of 2003. When the diplomatic efforts unraveled at the United Nations and war with Iraq seemed imminent, stocks once again revisited their five-year lows in early March. While the threat of war was big enough to keep many investors away from stocks, it turned out that the uncertainty of war played a bigger role. Ironically, as war approached and immediately after the conflict's inception, investors poured money back into the equity market. The Dow Jones Industrial Average experienced its best week in more than 20 years and over the span of just eight trading days, the value of the Wilshire 5000 expanded by $1 trillion.

Market trends remained solid though, as investors viewed the increased clarity in Iraq as an opportunity to focus on improving economic fundamentals. This dramatic shift in sentiment and equity market performance continued throughout the second quarter. Clarification on the geopolitical front and better than expected first quarter profits offset mixed economic data to propel stocks higher. In addition, the passage of the new tax law resulted in greater optimism for equity performance, as the possibility that tax-advantaged dividends could become a larger portion of potential total return.

During the summer months, improved investor sentiment was accompanied by strengthening prospects for economic and profit growth. Personal consumption, defense spending, and business investment all accelerated. Inflation was not a threat and manufacturing had begun to show signs of life. Even

2

LETTER TO SHAREHOLDERS continued

payroll growth resumed in September. Corporate profits were also expected to climb in excess of 15% for the second half of 2003. While the market gains were not as significant as during the second quarter, equities managed to generate gains in the low single digits during the final three months of the investment period.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a new feature that presents a detailed Q&A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site. Thank you for your continued support of Evergreen Investments.

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of September 30, 2003

MANAGEMENT TEAM

Maureen E. Cullinane, CFA
Large Cap Core Growth Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 9/11/1935

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	9/11/1935	1/22/1998	6/30/1999

Average annual return *

1 year with sales charge	11.07%	12.00%	14.94%	N/A

1 year w/o sales charge	17.95%	17.00%	17.23%	18.32%

5 year	-1.29%	-1.11%	-1.06%	-0.03%

10 year	6.00%	6.18%	6.09%	6.63%

* Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Large Company Growth Fund Class A shares,1 versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth) and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 17.95% for the twelve-month period ended September 30, 2003, excluding any applicable sales charges. During the same period, the fund's benchmark Russell 1000 Growth returned 25.92%.

The past year could be described as the worst of times and the best of times. The first half of the fiscal year was a difficult period for investors. Investors were troubled by tensions in the Middle East, the potential conflict with Iraq and the ripple effect that the war would have on the U.S. economy. Indeed, in the first six months of the fiscal year, economic growth was anemic. Businesses were reluctant to spend either on hiring or plant expansion and earnings announcements were more negative than positive. Consumers, hit by higher energy costs and weak employment prospects, reduced their spending. Investors had few reasons to buy.

The second half of the fiscal year was an excellent period for investors. While tensions in the Middle East remained high, the battle in Iraq had ended with a change in regimes. Corporations and consumers refocused on events closer to home. Consumers took advantage of record low interest rates to refinance their home mortgages and in many cases to spend the extra savings. Even with only a modest pickup in revenue growth, corporations were able to report significantly better earnings growth as a result of cost-cutting programs put in place over the past year. Management was more optimistic about the future and there was hope that employment could soon rebound.

The fund remained broadly diversified with a focus on consumer discretionary, health care, technology and industrial cyclical stocks. Diversification was an effective strategy in a market that had significant crosscurrents. Consumer discretionary stocks benefited from healthy consumer spending driven by reasonable levels of employment, low inflation, moderate interest rates and record mortgage refinancing. The health care sector offered the best candidates for consistent earnings growth. The fund favored the generic and specialty pharmaceutical companies and the medical device companies. The allocation to technology stocks focused on the market leaders that could weather the slowdown in corporate spending and yet could participate when technology spending came back into favor. The industrial sector was an attractively valued sector that would benefit from a pick-up in economic growth.

Over the past twelve months, consumer staples and health care were the primary contributors to performance. The fund benefited from a less-than-index weight in consumer staples, a sector that lagged the returns of the Russell 1000 Growth.

Over the past twelve months, the technology, energy and industrial sectors were the primary detractors to performance. In the technology sector, many of the fund's holdings recorded outstanding performance; however, the fund was hurt by a less-than-index weight in semiconductors, a segment that advanced sharply during the period. A greater-than-index weight in energy dragged on overall performance, and defense-related stocks in the industrial sector hurt performance early in the fiscal year.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2003.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of September 30, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,
CLASS A	2003[1]	2002[1]	2001	2000	1999[1]
Net asset value, beginning of period	$4.68	$5.60	$12.64	$11.03	$9.67
Income from investment operations
Net investment loss	-0.02	-0.02	-0.01	-0.05	-0.03
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.86	-0.90	-4.40	3.46	2.73
Total from investment operations	0.84	-0.92	-4.41	3.41	2.70
Distributions to shareholders from
Net realized gains	0	0	-2.63	-1.80	-1.34
Net asset value, end of period	$5.52	$4.68	$5.60	$12.64	$11.03
Total return[2]	17.95%	-16.43%	-41.80%	33.16%	30.15%
Ratios and supplemental data
Net assets, end of period (millions)	$413	$392	$534	$1,090	$862
Ratios to average net assets
Expenses[3]	1.20%	1.12%	1.01%	0.95%	1.00%
Net investment loss	-0.35%	-0.32%	-0.15%	-0.34%	-0.29%
Portfolio turnover rate	206%	163%	184%	147%	132%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,
CLASS B	2003[1]	2002[1]	2001	2000	1999[1]
Net asset value, beginning of period	$4.47	$5.38	$12.34	$10.89	$9.63
Income from investment operations
Net investment loss	-0.05	-0.06	-0.02	-0.21	-0.11
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.81	-0.85	-4.31	3.46	2.71
Total from investment operations	0.76	-0.91	-4.33	3.25	2.60
Distributions to shareholders from
Net realized gains	0	0	-2.63	-1.80	-1.34
Net asset value, end of period	$5.23	$4.47	$5.38	$12.34	$10.89
Total return[2]	17.00%	-16.91%	-42.28%	31.99%	29.15%
Ratios and supplemental data
Net assets, end of period (millions)	$27	$24	$43	$86	$103
Ratios to average net assets
Expenses[3]	1.92%	1.86%	1.76%	1.71%	1.75%
Net investment loss	-1.07%	-1.07%	-0.90%	-1.09%	-1.03%
Portfolio turnover rate	206%	163%	184%	147%	132%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,
CLASS C	2003[1]	2002[1]	2001	2000	1999[1]
Net asset value, beginning of period	$4.47	$5.39	$12.35	$10.89	$9.63
Income from investment operations
Net investment loss	-0.05	-0.06	-0.03	-0.04	-0.12
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.82	-0.86	-4.30	3.30	2.72
Total from investment operations	0.77	-0.92	-4.33	3.26	2.60
Distributions to shareholders from
Net realized gains	0	0	-2.63	-1.80	-1.34
Net asset value, end of period	$5.24	$4.47	$5.39	$12.35	$10.89
Total return[2]	17.23%	-17.07%	-42.22%	32.08%	29.15%
Ratios and supplemental data
Net assets, end of period (thousands)	$8,059	$5,491	$5,690	$7,176	$2,452
Ratios to average net assets
Expenses[3]	1.92%	1.87%	1.76%	1.71%	1.75%
Net investment loss	-1.08%	-1.06%	-0.88%	-1.11%	-1.08%
Portfolio turnover rate	206%	163%	184%	147%	132%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,
CLASS I1	2003[2]	2002[2]	2001	2000	1999[2,3]
Net asset value, beginning of period	$4.64	$5.54	$12.51	$10.92	$11.28
Income from investment operations
Net investment income (loss)	-0.01	0	0	-0.01	0
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.86	-0.90	-4.34	3.40	-0.36
Total from investment operations	0.85	-0.90	-4.34	3.39	-0.36
Distributions to shareholders from
Net realized gains	0	0	-2.63	-1.80	0
Net asset value, end of period	$5.49	$4.64	$5.54	$12.51	$10.92
Total return	18.32%	-16.25%	-41.65%	33.34%	-3.19%
Ratios and supplemental data
Net assets, end of period (thousands)	$9,793	$2,166	$1,604	$2,602	$238
Ratios to average net assets
Expenses[4]	0.92%	0.88%	0.76%	0.71%	0.75%[5]
Net investment income (loss)	-0.13%	-0.05%	0.11%	-0.14%	-0.10%[5]
Portfolio turnover rate	206%	163%	184%	147%	132%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   Net investment loss per share is based on average shares outstanding during the period.

[3]   For the period from June 30, 1999 (commencement of class operations), to September 30, 1999.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

September 30, 2003

	Shares	Value

COMMON STOCKS 96.3%
CONSUMER DISCRETIONARY 19.7%
Automobiles 0.3%
Toyota Motor Corp.	50,000	$ 1,471,974
Hotels, Restaurants & Leisure 2.7%
International Game Technology, Inc.	280,000	7,882,000
Starbucks Corp. *	160,000	4,608,000
12,490,000
Household Durables 1.5%
Harman International Industries, Inc.	46,500	4,573,275
Matsushita Electric Industrial Co., Ltd.	175,000	2,112,597
6,685,872
Internet & Catalog Retail 6.1%
Amazon.com, Inc. * (p)	236,100	11,417,796
eBay, Inc. *	154,000	8,240,540
InterActiveCorp *(p)	245,000	8,097,250
27,755,586
Media 2.2%
Clear Channel Communications, Inc.	265,000	10,149,500
Multi-line Retail 2.0%
Dollar General Corp.(p)	455,000	9,100,000
Specialty Retail 3.4%
Best Buy Co., Inc. *	185,500	8,814,960
Home Depot, Inc.	215,000	6,847,750
15,662,710
Textiles, Apparel & Luxury Goods 1.5%
Coach, Inc. *	127,000	6,934,200
CONSUMER STAPLES 3.6%
Food & Staples Retailing 2.5%
Wal-Mart Stores, Inc.	205,000	11,449,250
Food Products 1.1%
McCormick & Co., Inc.	185,000	5,072,700
ENERGY 4.6%
Oil & Gas 4.6%
Apache Corp.	103,305	7,163,169
Devon Energy Corp.	171,000	8,240,490
XTO Energy, Inc.	270,000	5,667,300
21,070,959
FINANCIALS 6.0%
Capital Markets 2.0%
J.P. Morgan Chase & Co.	132,500	4,548,725
Merrill Lynch & Co., Inc.	87,000	4,657,110
9,205,835
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

September 30, 2003

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Consumer Finance 1.5%
American Express Co.	155,000	$ 6,984,300
Diversified Financial Services 2.0%
Citigroup, Inc.	202,500	9,215,775
Insurance 0.5%
Mitsui Marine & Fire Insurance Co., Ltd.	275,000	2,004,218
HEALTH CARE 21.2%
Biotechnology 5.8%
Amgen, Inc. *	140,000	9,039,800
Genentech, Inc. *	117,000	9,376,380
Gilead Sciences, Inc. *	80,000	4,474,400
MedImmune, Inc. *	115,000	3,796,150
26,686,730
Health Care Equipment & Supplies 7.1%
Guidant Corp.	80,700	3,780,795
Medtronic, Inc.	169,300	7,943,556
Millipore Corp. *	75,000	3,454,500
Saint Jude Medical, Inc. *	93,000	5,000,610
Stryker Corp.	85,000	6,401,350
Zimmer Holdings, Inc. *	105,000	5,785,500
32,366,311
Pharmaceuticals 8.3%
Forest Laboratories, Inc. *	83,000	4,270,350
Mylan Laboratories, Inc.	185,000	7,150,250
Pfizer, Inc.	312,000	9,478,560
Pharmaceutical Resources, Inc. *	40,000	2,728,800
Teva Pharmaceutical Industries, Ltd., ADR(p)	135,000	7,715,250
Watson Pharmaceuticals, Inc. *	165,000	6,878,850
38,222,060
INDUSTRIALS 12.6%
Commercial Services & Supplies 5.0%
Apollo Group, Inc., Class A *	115,000	7,593,450
Career Education Corp. *	145,000	6,568,500
Cendant Corp. *	465,000	8,690,850
22,852,800
Electrical Equipment 1.8%
Cooper Industries, Ltd., Class A	175,000	8,405,250
Industrial Conglomerates 4.2%
3M Co.	95,000	6,561,650
General Electric Co.	421,300	12,558,953
19,120,603
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

September 30, 2003

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery 1.6%
Deere & Co.	90,000	$ 4,797,900
Paccar, Inc.	33,000	2,464,770
7,262,670
INFORMATION TECHNOLOGY 27.3%
Communications Equipment 6.0%
Cisco Systems, Inc. *	615,000	12,017,100
Nortel Networks Corp. *	650,000	2,665,000
QLogic Corp. *	125,000	5,876,250
QUALCOMM, Inc.	165,000	6,870,600
27,428,950
Computers & Peripherals 2.5%
Dell, Inc. *	285,000	9,516,150
NEC Corp.	275,000	2,073,329
11,589,479
Electronic Equipment & Instruments 1.4%
Flextronics International, Ltd. *	345,000	4,892,100
Sharp Corp.	120,000	1,760,984
6,653,084
IT Services 1.6%
Paychex, Inc.	215,000	7,294,950
Office Electronics 0.4%
Canon, Inc.	34,500	1,690,706
Semiconductors & Semiconductor Equipment 7.5%
Altera Corp. *	220,000	4,158,000
Intel Corp.	497,000	13,672,470
Lam Research Corp. *	145,000	3,211,750
Microchip Technology, Inc.	185,000	4,428,900
Texas Instruments, Inc.	395,000	9,006,000
34,477,120
Software 7.9%
Cadence Design Systems, Inc. *	170,000	2,278,000
Intuit, Inc. *	142,000	6,850,080
Microsoft Corp.	530,000	14,728,700
Oracle Corp. *	677,500	7,601,550
Veritas Software Corp. *	145,000	4,553,000
36,011,330
MATERIALS 0.9%
Chemicals 0.5%
Ecolab, Inc.	95,000	2,398,750
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

September 30, 2003

	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining 0.4%
JFE Holdings, Inc.	85,000	$ 1,861,509
TELECOMMUNICATION SERVICES 0.4%
Wireless Telecommunications Services 0.4%
NTT Mobile Communication Network, Inc.	800	1,960,239
Total Common Stocks		441,535,420
SHORT-TERM INVESTMENTS 7.5%
MUTUAL FUND SHARES 7.5%
Evergreen Institutional U.S. Government Money Market Fund (o)	14,208,048	14,208,048
Navigator Prime Portfolio (pp)	20,020,503	20,020,503
Total Short-Term Investments		34,228,551
Total Investments (cost $427,804,404) 103.8%		475,763,971
Other Assets and Liabilities (3.8%)		(17,589,742)
Net Assets 100.0%		$ 458,174,229

*	Non-income producing security
(p)	All or a portion of this security is on loan
(pp)	Represents investment of cash collateral received from securities on loan.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2003

Assets
Identified cost of securities	$ 427,804,404
Net unrealized gains on securities	47,959,567

Market value of securities	475,763,971
Foreign currency, at value (cost $15)	15
Receivable for securities sold	2,103,700
Receivable for Fund shares sold	483,147
Dividends receivable	277,338
Receivable for securities lending income	1,408
Prepaid expenses and other assets	100,219

Total assets	478,729,798

Liabilities
Payable for Fund shares redeemed	444,967
Payable for securities on loan	20,020,503
Advisory fee payable	6,578
Distribution Plan expenses payable	4,414
Due to other related parties	1,270
Accrued expenses and other liabilities	77,837

Total liabilities	20,555,569

Net assets	$ 458,174,229

Net assets represented by
Paid-in capital	$ 634,833,320
Undistributed net investment loss	(44,437)
Accumulated net realized losses on securities and foreign currency related transactions	(224,574,325)
Net unrealized gains on securities and foreign currency related transactions	47,959,671

Total net assets	$ 458,174,229

Net assets consists of
Class A	$ 413,448,207
Class B	26,873,551
Class C	8,059,165
Class I	9,793,306

Total net assets	$ 458,174,229

Shares outstanding
Class A	74,872,672
Class B	5,133,577
Class C	1,539,029
Class I	1,782,904

Net asset value per share
Class A	$ 5.52
Class A -- Offering price (based on sales charge of 5.75%)	$ 5.86
Class B	$ 5.23
Class C	$ 5.24
Class C -- Offering price (based on sales charge of 1.00%)	$ 5.29
Class I	$ 5.49

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Year Ended September 30, 2003

Investment income
Dividends (net of foreign withholding taxes of $14,326)	$ 3,527,371
Income from affiliate	185,236

Total investment income	3,712,607

Expenses
Advisory fee	2,299,715
Distribution Plan expenses
Class A	1,110,767
Class B	252,536
Class C	71,100
Administrative services fee	439,005
Transfer agent fees	1,095,557
Trustees' fees and expenses	4,614
Printing and postage expenses	59,217
Custodian fees	107,520
Registration and filing fees	2,914
Professional fees	18,411
Other	7,647

Total expenses	5,469,003
Less: Expense reductions	(1,378)

Net expenses	5,467,625

Net investment loss	(1,755,018)

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized losses on:
Securities	(43,865,718)
Foreign currency related transactions	(1,604)

Net realized losses on securities and foreign currency related transactions	(43,867,322)
Net change in unrealized gains or losses on securities and foreign currency related transactions	117,246,156

Net realized and unrealized gains or losses on securities and foreign currency related transactions	73,378,834

Net increase in net assets resulting from operations	$ 71,623,816

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,
	2003		2002

Operations
Net investment loss		$ (1,755,018)		$ (2,124,960)
Net realized losses on securities and foreign currency related transactions		(43,867,322)		(28,686,650)
Net change in unrealized gains or losses on securities and foreign currency related transactions		117,246,156		(49,918,201)

Net increase (decrease) in net assets resulting from operations		71,623,816		(80,729,811)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	4,197,854	21,776,562	3,237,108	17,929,700
Class B	1,007,591	4,901,369	1,352,261	7,517,365
Class C	872,099	4,251,338	607,698	3,454,183
Class I	1,673,779	8,685,428	260,220	1,450,087

		39,614,697		30,351,335

Automatic conversion of Class B shares to Class A shares
Class A	137,444	697,102	2,178,394	13,567,780
Class B	(144,458)	(697,102)	(2,272,793)	(13,567,780)

		0		0

Payment for shares redeemed
Class A	(13,189,093)	(67,010,061)	(17,113,422)	(98,381,090)
Class B	(1,143,947)	(5,457,808)	(1,737,565)	(9,434,332)
Class C	(560,323)	(2,681,297)	(436,094)	(2,378,193)
Class I	(357,082)	(1,764,426)	(83,567)	(497,771)

		(76,913,592)		(110,691,386)

Net decrease in net assets resulting from capital share transactions		(37,298,895)		(80,340,051)

Total increase (decrease) in net assets		34,324,921		(161,069,862)
Net assets
Beginning of period		423,849,308		584,919,170

End of period		$ 458,174,229		$ 423,849,308

Undistributed net investment loss		$ (44,437)		$ (39,971)

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Large Company Growth Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

17

NOTES TO FINANCIAL STATEMENTS continued

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net operating losses.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.61% and declining to 0.26% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made

18

NOTES TO FINANCIAL STATEMENTS continued

after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended September 30, 2003, the transfer agent fees were equivalent to an annual rate of 0.25% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended September 30, 2003, the Fund paid brokerage commissions of $939,403 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 26, 2003.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $868,622,083 and $904,400,771, respectively, for the year ended September 30, 2003.

During the year ended September 30, 2003, the Fund loaned securities to certain brokers. At September 30, 2003, the value of securities on loan and the value of collateral (including accrued interest) amounted to $19,285,786 and $20,020,503, respectively. During the year ended September 30, 2003, the Fund earned $26,481 in income from securities lending which is included in dividend income on the Statement of Operations.

On September 30, 2003, the aggregate cost of securities for federal income tax purposes was $432,899,043. The gross unrealized appreciation and depreciation on securities based on tax cost was $50,980,870 and $8,115,942, respectively, with a net unrealized appreciation of $42,864,928.

19

NOTES TO FINANCIAL STATEMENTS continued

As of September 30, 2003, the Fund had $191,156,009 in capital loss carryovers for federal income tax purposes with $153,279,782 expiring in 2010 and $37,876,227 expiring in 2011.

For income tax purposes, capital losses and currency losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of September 30, 2003, the Fund incurred and will elect to defer post-October capital losses of $28,323,573 and currency losses of $1,604.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended September 30, 2003, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed		Capital Loss
Ordinary	Unrealized	Carryover and
Loss	Appreciation	Post-October Loss

$44,437	$42,864,928	$219,479,582

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and their custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an

20

NOTES TO FINANCIAL STATEMENTS continued

annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended September 30, 2003, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

21

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Large Company Growth Fund, a series of Evergreen Equity Trust, as of September 30, 2003, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Large Company Growth Fund as of September 30, 2003, and the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
November 7, 2003

22

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

24

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Executive Officer, Evergreen Investment Company, Inc.; President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 101 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $240 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of September 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

563828   rv1   11/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Masters Fund

Evergreen Masters Fund: Annual Report as of September 30, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
26	STATEMENT OF ASSETS AND LIABILITIES
27	STATEMENT OF OPERATIONS
28	STATEMENTS OF CHANGES IN NET ASSETS
29	NOTES TO FINANCIAL STATEMENTS
33	INDEPENDENT AUDITORS' REPORT
36	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

November 2003

Dennis H. Ferro President and Chief Executive Officer

We are pleased to provide the annual report for the Evergreen Masters Fund, which covers the 12-month period ended September 30, 2003.

After another troubling summer in 2002, equity investors headed into the most recent twelve month investment period with little optimism. The financial markets remained volatile, and stocks continued their swoon. Economic data was mixed and questions of corporate credibility remained fresh in investors' minds. Fears of terror remained and the U.S. was pressuring the United Nations to take action on Iraq. As a result, stocks faced a huge challenge in early October as the major equity market indices exceeded their five-year lows achieved the previous July. Fortunately, equities rallied handsomely after this critical juncture. Investors focused on the improving fundamentals, including signs of economic and profit growth. The market technicals also strengthened, as trading volume improved and advancing stocks began to outnumber declining issues on the New York Stock Exchange. Indeed, the first two months of the fourth quarter witnessed a solid rally for stocks in the range of 20%. Unfortunately, once the major market indices paused to take a breather in late November, it became apparent that the renewed optimism of investors was premature.

Ordinarily a healthy experience after such a surge, this market pullback was accompanied by weakening fourth quarter economic data. The manufacturing sector weakened and the unemployment rate continued to climb. Consumer confidence waned and lower interest rates were not enough to soothe anxious investors.

LETTER TO SHAREHOLDERS continued

As investors wrestled with the fundamentals, the geopolitical situation grew worse throughout the first quarter of 2003. When the diplomatic efforts unraveled at the United Nations and war with Iraq seemed imminent, stocks once again revisited their five-year lows in early March. While the threat of war was big enough to keep many investors away from stocks, it turned out that the uncertainty of war played a bigger role. Ironically, as war approached and immediately after the conflict's inception, investors poured money back into the equity market. The Dow Jones Industrial Average experienced its best week in more than 20 years and over the span of just eight trading days, the value of the Wilshire 5000 expanded by $1 trillion.

Market trends remained solid though, as investors viewed the increased clarity in Iraq as an opportunity to focus on improving economic fundamentals. This dramatic shift in sentiment and equity market performance continued throughout the second quarter. Clarification on the geopolitical front and better than expected first quarter profits offset mixed economic data to propel stocks higher. In addition, the passage of the new tax law resulted in greater optimism for equity performance, as the possibility that tax-advantaged dividends could become a larger portion of potential total return.

During the summer months, improved investor sentiment was accompanied by strengthening prospects for economic and profit growth. Personal consumption, defense spending, and business investment all accelerated. Inflation was not a threat and manufacturing had begun to show signs of life. Even

LETTER TO SHAREHOLDERS continued

payroll growth resumed in September. Corporate profits were also expected to climb in excess of 15% for the second half of 2003. While the market gains were not as significant as during the second quarter, equities managed to generate gains in the low single digits during the final three months of the investment period.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a new feature that presents a detailed Q&A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site. Thank you for your continued support of Evergreen Investments.

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

FUND AT A GLANCE

as of September 30, 2003

MANAGEMENT TEAM

Evergreen Team

Marsico Team

MFS Team

Oppenheimer Team

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 12/31/1998

	Class A	Class B	Class C	Class I
Class inception date	12/31/1998	12/31/1998	12/31/1998	12/31/1998

Average annual return *

1 year with sales charge	15.54%	16.88%	19.40%	N/A

1 year w/o sales charge	22.63%	21.88%	21.70%	23.13%

Since portfolio inception	-5.33%	-5.17%	-5.05%	-3.90%

* Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Masters Fund Class A shares,1 versus a similar investment in the Standard & Poor's 500 Index (S&P 500), the Standard & Poor's 400 MidCap Index (S&P 400) and the Consumer Price Index (CPI).

The S&P 500 and the S&P 400 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 22.63% for the twelve-month period ended September 30, 2003, excluding any applicable sales charges. During the same period, the fund's benchmark Standard & Poor's 500 Index returned 24.40%, and the Standard & Poor's 400 MidCap Index returned 26.81%.

Overall, equities showed significant gains during the 12 months ended September 30, 2003, despite a volatile and uneven beginning. Although stocks staged a brief rally near the beginning of the fiscal period, concern about weak economic growth pulled down valuations again as the 2002 calendar ended and we entered 2003.

The dominant market sentiment finally changed in mid-March, following the first rapid military victories in Iraq and the fall of the regime of Saddam Hussein. Investors then focused again on the domestic economy, where increasingly encouraging signs began to appear. Congress passed President Bush's tax cut and economic recovery package, adding fiscal stimulus to the accommodative monetary policy of the Federal Reserve.

Overall, growth stocks, cyclical stocks and small cap stocks posted the greatest returns, although value stocks and mid-cap and large-cap stocks also participated in the recovery.

During the 12-month period ended September 30, 2003, the primary contributors to the performance of the Evergreen sleeve of the fund were an emphasis on technology stocks and an underweighting of financial stocks. At the same time, there was good stock selection in industrials and basic materials, giving further support to portfolio performance. While a de-emphasis of consumer staples stocks helped performance, stock selection within the sector was not successful. Overall, the strategy in the consumer discretionary and utility sectors also detracted from performance.

For the Marsico sleeve, the notable factors that emerged as positive contributors to performance were stock selection in the pharmaceuticals and biotechnology industry and holdings in the telecommunications industry. Specific detractors to performance included stock selections in the technology equipment and media industries.

Contributors to relative performance of the MFS sleeve included stock selection in utilities & communications (wireless towers) and health care (medical equipment). The largest detractors to relative performance included stock selection in technology (software).

Over the past year, the relative performance of the Oppenheimer sleeve suffered as stock selection models led to an underweight position in the most speculative, low-quality stocks that had led the advance off the multi-year lows of October 2002. By the end of August, the sleeve reached the highest average quality rating relative to the S&P 500 in the past four years. This emphasis on higher quality, larger-cap stocks has contributed to the sleeve's performance.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2003.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of September 30, 2003, and subject to change.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,
CLASS A	2003[1]	2002[1]	2001	2000[1]	1999[2]
Net asset value, beginning of period	$5.70	$7.24	$13.22	$10.05	$10.00
Income from investment operations
Net investment loss	-0.06	-0.06	-0.08	-0.10	-0.05
Net realized and unrealized gains or losses on securities and foreign currency related transactions	1.35	-1.48	-4.13	3.27	0.10
Total from investment operations	1.29	-1.54	-4.21	3.17	0.05
Distributions to shareholders from
Net realized gains	0	0	-1.77	0	0
Net asset value, end of period	$6.99	$5.70	$7.24	$13.22	$10.05
Total return[3]	22.63%	-21.27%	-35.91%	31.54%	0.50%
Ratios and supplemental data
Net assets, end of period (thousands)	$57,809	$57,482	$100,713	$192,473	$167,848
Ratios to average net assets
Expenses[4]	2.12%	1.86%	1.63%	1.58%	1.72%[5]
Net investment loss	-0.90%	-0.86%	-0.77%	-0.78%	-0.70%[5]
Portfolio turnover rate	97%	114%	80%	111%	63%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   For the period from December 31, 1998 (commencement of class operations), to September 30, 1999.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,
CLASS B	2003[1]	2002[1]	2001	2000[1]	1999[2]
Net asset value, beginning of period	$5.53	$7.08	$13.07	$10.01	$10.00
Income from investment operations
Net investment loss	-0.10	-0.12	-0.13	-0.19	-0.09
Net realized and unrealized gains or losses on securities and foreign currency related transactions	1.31	-1.43	-4.09	3.25	0.10
Total from investment operations	1.21	-1.55	-4.22	3.06	0.01
Distributions to shareholders from
Net realized gains	0	0	-1.77	0	0
Net asset value, end of period	$6.74	$5.53	$7.08	$13.07	$10.01
Total return[3]	21.88%	-21.89%	-36.46%	30.57%	0.10%
Ratios and supplemental data
Net assets, end of period (thousands)	$60,221	$59,195	$92,928	$133,637	$82,979
Ratios to average net assets
Expenses[4]	2.85%	2.62%	2.38%	2.34%	2.47%[5]
Net investment loss	-1.62%	-1.61%	-1.52%	-1.54%	-1.48%[5]
Portfolio turnover rate	97%	114%	80%	111%	63%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   For the period from December 31, 1998 (commencement of class operations), to September 30, 1999.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,
CLASS C	2003[1]	2002[1]	2001	2000[1]	1999[2]
Net asset value, beginning of period	$5.53	$7.07	$13.05	$10.00	$10.00
Income from investment operations
Net investment loss	-0.10	-0.12	-0.11	-0.19	-0.09
Net realized and unrealized gains or losses on securities and foreign currency related transactions	1.30	-1.42	-4.10	3.24	0.09
Total from investment operations	1.20	-1.54	-4.21	3.05	0
Distributions to shareholders from
Net realized gains	0	0	-1.77	0	0
Net asset value, end of period	$6.73	$5.53	$7.07	$13.05	$10.00
Total return[3]	21.70%	-21.78%	-36.44%	30.50%	0.00%
Ratios and supplemental data
Net assets, end of period (thousands)	$4,955	$5,983	$9,450	$11,387	$4,837
Ratios to average net assets
Expenses[4]	2.85%	2.62%	2.39%	2.35%	2.47%[5]
Net investment loss	-1.62%	-1.61%	-1.52%	-1.55%	-1.48%[5]
Portfolio turnover rate	97%	114%	80%	111%	63%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   For the period from December 31, 1998 (commencement of class operations), to September 30, 1999.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,
CLASS I1	2003[2]	2002[2]	2001	2000[2]	1999[3]
Net asset value, beginning of period	$5.75	$7.29	$13.27	$10.07	$10.00
Income from investment operations
Net investment loss	-0.04	-0.05	-0.05	-0.07	-0.01
Net realized and unrealized gains or losses on securities and foreign currency related transactions	1.37	-1.49	-4.16	3.27	0.08
Total from investment operations	1.33	-1.54	-4.21	3.20	0.07
Distributions to shareholders from
Net realized gains	0	0	-1.77	0	0
Net asset value, end of period	$7.08	$5.75	$7.29	$13.27	$10.07
Total return	23.13%	-21.12%	-35.76%	31.78%	0.70%
Ratios and supplemental data
Net assets, end of period (thousands)	$767	$605	$2,228	$4,479	$3,348
Ratios to average net assets
Expenses[4]	1.84%	1.59%	1.37%	1.34%	1.50%[5]
Net investment loss	-0.63%	-0.61%	-0.52%	-0.53%	-0.43%[5]
Portfolio turnover rate	97%	114%	80%	111%	63%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   Net investment loss per share is based on average shares outstanding during the period.

[3]   For the period from December 31, 1998 (commencement of class operations), to September 30, 1999.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

September 30, 2003

	Shares	Value

COMMON STOCKS 97.1%
CONSUMER DISCRETIONARY 18.5%
Auto Components 0.3%
Aftermarket Technology Corp. *	500	$ 5,705
American Axle & Manufacturing Holdings, Inc. *	100	2,958
Arvinmeritor, Inc.	400	7,124
Dana Corp.	3,800	58,634
Delphi Automotive Systems Corp.	1,600	14,480
Johnson Controls, Inc.	600	56,760
Superior Industries International, Inc.	6,000	243,300
388,961
Automobiles 0.3%
Ford Motor Co.	18,172	195,712
Harley-Davidson, Inc.	2,800	134,960
330,672
Hotels, Restaurants & Leisure 2.5%
Applebee's International, Inc.	775	24,397
Brinker International, Inc. *	1,900	63,384
Carnival Corp.	11,100	365,079
CBRL Group, Inc.	300	10,644
CEC Entertainment, Inc.	700	27,440
Cheesecake Factory, Inc.	8,000	289,360
Choice Hotels, Inc. *	100	2,902
Four Seasons Hotels, Inc.	4,000	199,240
GTECH Holdings Corp. *	500	21,425
Harrah's Entertainment, Inc.	6,700	282,137
Outback Steakhouse, Inc.	7,360	278,723
P.F. Chang's China Bistro, Inc. *	900	40,815
Panera Bread Co., Class A *	700	28,672
Royal Caribbean Cruises, Ltd.	10,900	306,399
Ruby Tuesday, Inc.	1,800	43,398
Ryan's Family Steak Houses, Inc. *	400	5,116
Starbucks Corp. *	11,400	328,320
Starwood Hotels & Resorts, Class B	7,340	255,432
Station Casinos, Inc. *	200	6,120
Wendy's International, Inc.	100	3,230
Wynn Resorts, Ltd. *	28,119	511,204
Yum! Brands, Inc. *	1,800	53,316
3,146,753
Household Durables 1.7%
American Greetings Corp., Class A *	200	3,886
Beazer Homes USA, Inc. *	800	67,520
Cavco Industries, Inc.	65	1,398
Centex Corp.	1,300	101,244
D.R. Horton, Inc.	900	29,430
Fortune Brands, Inc.	500	28,375
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2003

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Household Durables continued
Harman International Industries, Inc.	400	$ 39,340
Hovnanian Enterprises, Inc., Class A *	900	57,933
KB Home	1,400	83,524
Lennar Corp., Class A	8,818	685,952
Lennar Corp., Class B	180	13,497
MDC Holdings, Inc.	8,082	436,428
Meritage Corp. *	300	14,175
Mohawk Industries, Inc. *	3,800	271,016
Newell Rubbermaid, Inc.	1,100	23,837
NVR, Inc. *	100	46,650
Pulte Homes, Inc.	1,047	71,206
Ryland Group, Inc.	1,600	116,976
Standard Pacific Corp.	700	26,530
Toll Brothers, Inc. *	1,100	33,462
2,152,379
Internet & Catalog Retail 0.5%
InterActiveCorp *	19,785	653,894
Leisure Equipment & Products 1.0%
Action Performance Companies, Inc.	1,200	29,328
Brunswick Corp.	600	15,408
Callaway Golf Co.	200	2,854
Eastman Kodak Co.	16,500	345,510
Hasbro, Inc.	3,800	70,984
Marvel Enterprises, Inc. *	1,100	24,475
Mattel, Inc.	6,900	130,824
Oakley, Inc.	37,000	370,000
Polaris Industries, Inc.	3,300	244,695
1,234,078
Media 5.4%
AOL Time Warner, Inc. *	4,900	74,039
Citadel Broadcasting Corp.	8,500	167,960
Clear Channel Communications, Inc.	3,619	138,608
Comcast Corp., Class A *	7,108	219,495
E.W. Scripps Co., Class A	5,280	449,328
EchoStar Communications Corp., Class A	19,615	750,666
Emmis Communications Corp., Class A *	9,700	195,746
Entercom Communications Corp. *	10,680	478,677
Gannett Co., Inc.	300	23,268
Getty Images, Inc. *	11,200	393,792
Lamar Advertising Co., Class A *	16,600	487,044
LIN TV Corp., Class A *	8,100	172,206
McGraw-Hill Companies, Inc.	3,100	192,603
Meredith Corp.	10,900	503,253
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2003

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Media continued
New York Times Co., Class A	9,400	$ 408,524
Tribune Co.	4,500	206,550
Univision Communications, Inc., Class A *	8,090	258,314
Viacom, Inc., Class B *	21,157	810,313
Westwood One, Inc. *	22,580	681,690
6,612,076
Multi-line Retail 0.4%
99 Cents Only Stores	5,500	177,870
Big Lots, Inc. *	400	6,324
Dollar General Corp.	700	14,000
Dollar Tree Stores, Inc. *	800	26,800
Sears, Roebuck & Co.	5,525	241,608
Shopko Stores, Inc. *	100	1,500
468,102
Specialty Retail 5.9%
Abercrombie & Fitch Co., Class A *	2,900	80,359
Advance Auto Parts, Inc.	200	14,180
Ann Taylor Stores Corp. *	1,550	49,817
AutoZone, Inc. *	1,500	134,295
Bed Bath & Beyond, Inc. *	2,100	80,178
Chico's FAS, Inc. *	17,400	533,136
Christopher & Banks Corp. *	825	19,685
Circuit City Stores, Inc.	20,500	195,365
Claire's Stores, Inc.	400	13,384
Foot Locker, Inc.	900	14,580
Gap, Inc.	10,800	184,896
Home Depot, Inc.	10,250	326,463
Hot Topic, Inc. *	1,800	40,572
Lowe's Companies, Inc.	15,155	786,544
Movie Gallery, Inc. *	200	3,930
Office Depot, Inc. *	35,470	498,353
Pacific Sunwear of California, Inc. *	1,875	38,738
PETsMART, Inc.	23,660	537,082
Pier 1 Imports, Inc.	1,800	34,632
RadioShack Corp.	1,600	45,456
Ross Stores, Inc.	6,300	292,068
Sherwin-Williams Co.	600	17,646
Staples, Inc. *	18,100	429,875
Talbots, Inc.	15,020	523,447
TBC Corp. *	14,600	365,730
Tiffany & Co.	33,425	1,247,755
TJX Companies, Inc.	5,300	102,926
Weight Watchers International, Inc.	10,570	439,712
Williams-Sonoma, Inc. *	8,700	234,726
7,285,530
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2003

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc. *	1,480	$ 80,808
Columbia Sportswear Co. *	400	21,100
Jones Apparel Group, Inc. *	10,200	305,286
Kellwood Co.	100	3,345
Liz Claiborne, Inc.	1,000	34,050
Reebok International, Ltd.	4,600	153,778
Timberland Co., Class A	700	29,862
Tommy Hilfiger Corp.	500	5,955
634,184
CONSUMER STAPLES 6.0%
Beverages 1.4%
Anheuser-Busch Companies, Inc.	14,547	717,749
Coca-Cola Co.	6,000	257,760
Coca-Cola Enterprises, Inc.	8,800	167,728
Pepsi Bottling Group, Inc.	11,900	244,902
PepsiCo, Inc.	7,640	350,141
1,738,280
Food & Staples Retailing 1.1%
Albertsons, Inc.	1,800	37,026
CVS Corp.	900	27,954
Kroger Co. *	6,800	121,516
Wal-Mart Stores, Inc.	21,513	1,201,501
Winn-Dixie Stores, Inc.	1,800	17,370
1,405,367
Food Products 1.7%
Bob Evans Farms, Inc.	7,500	200,325
Campbell Soup Co.	7,600	201,400
ConAgra Foods, Inc.	8,800	186,912
Dean Foods Co. *	1,350	41,891
Del Monte Foods Co. *	300	2,613
Fresh Del Monte Produce, Inc.	700	17,220
Hershey Foods Corp.	6,990	508,033
Kellogg Co.	3,200	106,720
Kraft Foods, Inc., Class A	3,600	106,200
McCormick & Co., Inc.	7,400	202,908
Sara Lee Corp.	21,920	402,451
Wm. Wrigley Junior Co.	1,600	88,480
2,065,153
Household Products 1.1%
Clorox Co.	1,600	73,392
Colgate-Palmolive Co.	2,700	150,903
Energizer Holdings, Inc. *	900	33,093
Procter & Gamble Co.	12,562	1,166,005
1,423,393
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2003

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Personal Products 0.2%
Avon Products, Inc.	1,200	$ 77,472
Estee Lauder Companies, Inc., Class A	700	23,870
Gillette Co.	2,800	89,544
190,886
Tobacco 0.5%
Altria Group, Inc.	8,200	359,160
Loews Corp. - Carolina Group	13,600	312,800
671,960
ENERGY 5.5%
Energy Equipment & Services 0.9%
BJ Services Co. *	12,850	439,085
Cooper Cameron Corp. *	4,800	221,808
GlobalSantaFe Corp.	11,600	277,820
Patterson-UTI Energy, Inc. *	100	2,707
Smith International, Inc. *	6,100	219,478
1,160,898
Oil & Gas 4.6%
Anadarko Petroleum Corp.	1,300	54,288
Apache Corp.	8,815	611,232
Baytex Energy Trust	1,100	7,738
Burlington Resources, Inc.	2,900	139,780
Canadian Natural Resources, Ltd.	4,363	179,592
Chesapeake Energy Corp.	50,500	544,390
ChevronTexaco Corp.	5,182	370,254
Cimarex Energy Co. *	112	2,195
ConocoPhillips	1,637	89,626
Crew Energy, Inc.	367	984
Cross Timbers Royalty Trust	21	441
Devon Energy Corp.	15,466	745,307
EOG Resources, Inc.	2,200	91,828
Esprit Exploration, Ltd.	12,200	24,030
Exxon Mobil Corp.	25,374	928,688
Frontier Oil Corp.	6,600	97,020
Kerr-McGee Corp.	300	13,392
Marathon Oil Corp.	1,300	37,050
Murphy Oil Corp.	9,900	581,625
Newfield Exploration Co. *	700	26,999
Noble Energy, Inc.	700	26,810
Occidental Petroleum Corp.	3,800	133,874
Paramount Energy Trust	4,608	36,577
Paramount Resources, Ltd. *	7,000	51,833
Pogo Producing Co.	600	27,168
Sunoco, Inc.	600	24,132
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2003

	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil & Gas continued
Talisman Energy, Inc.	1,400	$ 66,449
Teekay Shipping Corp.	200	8,460
Tom Brown, Inc. *	4,300	110,510
Unocal Corp.	1,200	37,824
Valero Energy Corp.	900	34,443
XTO Energy, Inc.	24,366	511,442
5,615,981
FINANCIALS 15.3%
Capital Markets 3.8%
Affiliated Managers Group, Inc. *	2,500	157,000
American Capital Strategies, Ltd.	7,800	193,908
Ameritrade Holding Corp. *	24,800	279,000
Bear Stearns Companies, Inc.	9,500	710,600
Charles Schwab Corp.	7,600	90,516
Franklin Resources, Inc.	100	4,421
Goldman Sachs Group, Inc.	2,826	237,101
Investors Financial Services Corp.	30,590	960,526
J.P. Morgan Chase & Co.	5,800	199,114
Legg Mason, Inc.	2,600	187,720
Lehman Brothers Holdings, Inc.	2,000	138,160
Mellon Financial Corp.	5,100	153,714
Merrill Lynch & Co., Inc.	15,582	834,105
Morgan Stanley	4,200	211,932
SEI Investments Co.	6,700	217,750
T. Rowe Price Group, Inc.	2,900	119,654
Waddell & Reed Financial, Inc., Class A	3,300	77,781
4,773,002
Commercial Banks 3.1%
AmSouth Bancorp	10,200	216,444
Bank of America Corp.	7,700	600,908
Bank One Corp.	5,200	200,980
BankNorth Group, Inc.	100	2,822
Charter One Financial, Inc.	15,610	477,666
Colonial BancGroup, Inc.	18,000	259,920
Compass Bancshares, Inc.	200	6,916
Dime Bancorp, Inc. *	1,000	160
First Tennessee National Corp.	1,300	55,198
FleetBoston Financial Corp.	5,200	156,780
Hibernia Corp., Class A	500	10,130
Huntington Bancshares, Inc.	500	9,895
KeyCorp	3,500	89,495
National City Corp.	5,600	164,976
North Fork Bancorp, Inc.	12,190	423,602
Regions Financial Corp.	700	23,975
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2003

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks continued
SouthTrust Corp.	14,500	$ 426,155
SunTrust Banks, Inc.	1,000	60,370
U.S. Bancorp	8,892	213,319
Union Planters Corp.	400	12,656
UnionBancal Corp.	500	24,800
Wells Fargo & Co.	7,300	375,950
3,813,117
Consumer Finance 1.4%
American Express Co.	3,600	162,216
Capital One Financial Corp.	600	34,224
MBNA Corp.	8,000	182,400
SLM Corp.	33,726	1,313,965
1,692,805
Diversified Financial Services 1.8%
Citigroup, Inc.	44,412	2,021,190
Moody's Corp.	400	21,988
New Century Financial Corp.	750	21,240
Principal Financial Group	3,600	111,564
2,175,982
Insurance 3.0%
Ace, Ltd.	15,600	516,048
AFLAC, Inc.	3,700	119,510
Allstate Corp.	6,900	252,057
AMBAC Financial Group, Inc.	3,485	223,040
American International Group, Inc.	5,710	329,467
Chubb Corp.	300	19,464
Cincinnati Financial Corp.	300	11,988
CNA Surety Corp.	60,600	609,030
Everest Reinsurance Group, Ltd.	6,600	496,056
Fidelity National Financial, Inc.	4,265	128,206
John Hancock Financial Services, Inc.	4,100	138,580
Loews Corp.	800	32,296
Marsh & McLennan Co.	1,900	90,459
MBIA, Inc.	300	16,491
MetLife, Inc.	3,300	92,565
Nationwide Financial Services, Inc., Class A	100	3,134
Old Republic International Corp.	500	16,545
Progressive Corp.	2,600	179,686
Prudential Financial, Inc.	800	29,888
RenaissanceRe Holdings, Ltd.	1,600	73,008
SAFECO Corp.	900	31,734
Travelers Property Casualty Corp., Class A	548	8,702
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2003

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
Travelers Property Casualty Corp., Class B	1,431	$ 22,724
Willis Group Holdings, Ltd.	400	12,300
XL Capital, Ltd., Class A	2,970	229,997
3,682,975
Thrifts & Mortgage Finance 2.2%
Countrywide Financial Corp.	1,100	86,108
Doral Financial Corp.	450	21,150
Fannie Mae	17,565	1,233,063
Freddie Mac	2,200	115,170
Golden West Financial Corp.	2,600	232,726
Greenpoint Financial Corp.	900	26,874
Independence Community Bank Corp.	400	13,972
New York Community Bancorp, Inc.	13,533	426,425
PMI Group, Inc.	13,400	452,250
Roslyn Bancorp, Inc.	200	4,696
Sovereign Bancorp, Inc.	800	14,840
Washington Mutual, Inc.	3,400	133,858
Webster Financial Corp.	200	7,976
2,769,108
HEALTH CARE 16.5%
Biotechnology 3.7%
Amgen, Inc. *	11,740	758,052
Celgene Corp. *	4,640	201,051
Genentech, Inc. *	14,450	1,158,023
Genzyme Corp. *	14,960	691,900
Gilead Sciences, Inc. *	7,000	391,510
ICOS Corp. *	3,200	122,624
IDEC Pharmaceuticals Corp. *	11,100	367,965
Invitrogen Corp. *	11,080	642,529
MedImmune, Inc. *	850	28,059
Millennium Pharmaceuticals, Inc. *	6,100	93,879
Neurocrine Biosciences, Inc. *	2,200	108,944
4,564,536
Health Care Equipment & Supplies 5.7%
Apogent Technology, Inc. *	15,500	323,330
Applera Corp.	17,600	392,656
Bausch & Lomb, Inc.	800	35,320
Beckman Coulter, Inc.	100	4,554
Becton Dickinson & Co.	2,400	86,688
Bio-Rad Laboratories, Inc., Class A *	200	10,200
Biosite, Inc. *	200	5,676
Boston Scientific Corp. *	7,965	508,167
C.R. Bard, Inc.	9,900	702,900
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2003

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies continued
Cardiac Science, Inc. *	83,200	$ 346,112
Cooper Companies, Inc.	500	20,375
Cytyc Corp.	56,060	843,142
DENTSPLY International, Inc.	11,600	520,144
Fisher Scientific International, Inc. *	7,500	297,675
Guidant Corp.	9,000	421,650
Inamed Corp. *	100	7,345
Medtronic, Inc.	5,100	239,292
Millipore Corp. *	15,820	728,669
Saint Jude Medical, Inc. *	5,700	306,489
STERIS Corp. *	600	13,812
Stryker Corp.	2,000	150,620
VISX, Inc. *	1,900	36,195
Zimmer Holdings, Inc. *	19,127	1,053,898
7,054,909
Health Care Providers & Services 3.3%
Aetna, Inc.	1,300	79,339
Amerigroup Corp.	100	4,463
AmerisourceBergen Corp.	3,800	205,390
Anthem, Inc. *	9,700	691,901
Apria Healthcare Group, Inc. *	1,100	30,118
Caremark Rx, Inc. *	16,592	374,979
Covance, Inc. *	1,300	29,094
Coventry Health Care, Inc. *	700	36,918
DaVita, Inc.	500	15,915
eResearch Technology, Inc. *	300	10,449
Express Scripts, Inc., Class A	500	30,575
First Health Group Corp.	600	15,690
HCA, Inc.	4,300	158,498
HealthNet, Inc., Class A *	1,400	44,338
IMS Health, Inc.	251	5,296
Lincare Holdings, Inc. *	1,300	47,645
Medco Health Solutions, Inc.	1,290	33,450
Mid Atlantic Medical Services, Inc. *	700	36,001
Oxford Health Plans, Inc. *	2,400	99,144
PacifiCare Health Systems, Inc., Class A *	100	4,880
Pediatrix Medical Group, Inc. *	1,300	59,865
Per-Se Technologies, Inc. *	500	8,000
Pharmaceutical Product Development, Inc.	100	2,399
Quest Diagnostics, Inc. *	6,503	394,342
Select Medical Corp. *	100	2,880
Sierra Health Services, Inc. *	100	2,055
Tenet Healthcare Corp. *	21,100	305,528
UnitedHealth Group, Inc.	22,599	1,137,182
Wellpoint Health Networks, Inc., Class A *	2,100	161,868
4,028,202
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2003

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 3.8%
Abbott Laboratories, Inc.	8,200	$ 348,910
American Pharmaceutical Partners, Inc. *	1,050	32,917
Bristol-Myers Squibb Co.	13,400	343,844
Eli Lilly & Co.	2,100	124,740
Forest Laboratories, Inc. *	2,400	123,480
Johnson & Johnson Co.	7,182	355,653
Medicis Pharmaceutical Corp., Class A *	5,500	322,300
Merck & Co., Inc.	10,700	541,634
Mylan Laboratories, Inc.	23,900	923,735
Pfizer, Inc.	18,955	575,853
Pharmaceutical Resources, Inc. *	7,900	538,938
Taro Pharmaceutical Industries, Ltd., Class A *	300	16,908
Watson Pharmaceuticals, Inc. *	10,000	416,900
Wyeth	1,800	82,980
4,748,792
INDUSTRIALS 10.2%
Aerospace & Defense 0.7%
General Dynamics Corp.	1,200	93,672
Lockheed Martin Corp.	6,053	279,346
Rockwell Collins, Inc.	15,300	386,325
United Technologies Corp.	1,600	123,648
882,991
Air Freight & Logistics 1.2%
C.H. Robinson Worldwide	300	11,163
Expeditors International of Washington, Inc.	7,900	271,839
FedEx Corp.	11,150	718,395
J.B. Hunt Transportation Services, Inc. *	1,000	26,020
Ryder System, Inc.	11,800	345,976
United Parcel Service, Inc., Class B	800	51,040
1,424,433
Airlines 0.3%
JetBlue Airways Corp. *	6,895	420,388
Building Products 0.3%
American Standard Companies, Inc. *	3,500	294,875
USG Corp.	600	10,344
305,219
Commercial Services & Supplies 1.7%
Apollo Group, Inc., Class A *	200	13,206
Arbitron, Inc. *	100	3,530
Corinthian Colleges, Inc. *	5,300	302,948
Corporate Executive Board Co. *	5,400	253,530
Deluxe Corp.	800	32,112
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2003

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies continued
H&R Block, Inc.	3,400	$ 146,710
ITT Educational Services, Inc. *	1,000	47,920
John H. Harland Co.	400	10,588
Manpower, Inc.	9,320	345,772
Monster Worldwide, Inc. *	14,557	366,545
Republic Services, Inc., Class A *	400	9,056
Right Management Consultants, Inc. *	225	4,068
Robert Half International, Inc. *	8,200	159,900
Viad Corp.	17,900	427,452
2,123,337
Construction & Engineering 0.2%
Jacobs Engineering Group, Inc. *	5,958	268,706
Electrical Equipment 0.3%
American Power Conversion Corp. *	100	1,714
Emerson Electric Co.	200	10,530
Molex, Inc., Class A	1,275	31,289
Rockwell Automation, Inc.	13,800	362,250
405,783
Industrial Conglomerates 1.3%
3M Co.	1,800	124,326
Carlisle Companies, Inc.	200	8,724
General Electric Co.	50,450	1,503,914
1,636,964
Machinery 3.3%
AGCO Corp. *	20,600	353,084
Briggs & Stratton Corp.	400	23,504
Caterpillar, Inc.	4,455	306,682
Danaher Corp.	8,600	635,196
Deere & Co.	1,100	58,641
Eaton Corp.	200	17,724
EnPro Industries, Inc. *	240	2,316
Ingersoll-Rand Co., Ltd., Class A	4,500	240,480
Joy Global, Inc. *	20,600	323,420
Navistar International Corp. *	15,800	589,024
Oshkosh Truck Corp.	16,800	665,448
Paccar, Inc.	600	44,814
Pall Corp.	700	15,708
SPX Corp. *	7,000	316,960
Timken Co.	30,400	463,296
4,056,297
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2003

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Road & Rail 0.9%
Burlington Northern Santa Fe Corp.	12,000	$ 346,440
CSX Corp.	1,300	38,025
Laidlaw International, Inc.	29,100	286,635
Norfolk Southern Corp.	12,400	229,400
Roadway Express, Inc.	500	24,385
Swift Transportation Co., Inc. *	8,500	192,865
1,117,750
INFORMATION TECHNOLOGY 17.5%
Communications Equipment 2.4%
ADTRAN, Inc. *	7,200	440,496
CIENA Corp. *	23,700	140,067
Cisco Systems, Inc. *	57,405	1,121,694
Corning, Inc. *	41,800	393,756
Foundry Networks, Inc. *	300	6,453
Juniper Networks, Inc. *	18,200	271,544
McDATA Corp., Class A	300	3,591
NetScreen Technologies, Inc. *	14,800	329,004
Nortel Networks Corp. *	23,500	96,350
QLogic Corp. *	300	14,103
QUALCOMM, Inc.	3,598	149,821
2,966,879
Computers & Peripherals 1.6%
Apple Computer, Inc. *	16,000	330,080
Avid Technology, Inc. *	200	10,568
Dell, Inc. *	31,204	1,041,902
Diebold, Inc.	100	5,065
Imation Corp.	200	6,530
International Business Machines Corp.	3,500	309,155
Lexmark International Group, Inc., Class A *	2,200	138,622
Network Appliance, Inc. *	1,100	22,583
Storage Technology Corp. *	1,000	24,140
Western Digital Corp. *	5,600	72,184
1,960,829
Electronic Equipment & Instruments 0.9%
Benchmark Electronics, Inc. *	600	25,362
Flextronics International, Ltd. *	27,000	382,860
Hutchinson Technology, Inc.	100	3,310
Thermo Electron Corp. *	19,300	418,810
Vishay Intertechnology, Inc. *	4,700	82,344
Waters Corp. *	6,730	184,604
1,097,290
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2003

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Internet Software & Services 0.1%
Digital River, Inc.	1,100	$ 30,085
J2 Global Communications, Inc. *	200	7,566
United Online, Inc. *	800	27,776
65,427
IT Services 1.0%
BearingPoint, Inc.	25,500	203,490
Cognizant Technology Solutions Corp., Class A *	2,207	80,489
Convergys Corp. *	1,700	31,178
DST Systems, Inc.	9,680	363,968
First Data Corp.	100	3,996
Paychex, Inc.	6,500	220,545
SunGard Data Systems, Inc. *	14,000	368,340
1,272,006
Office Electronics 0.0%
Xerox Corp. *	2,100	21,546
Semiconductors & Semiconductor Equipment 5.5%
Agere Systems, Inc., Class B *	114,300	330,327
Altera Corp. *	68,000	1,285,200
AMIS Holdings, Inc.	10,209	188,458
Analog Devices, Inc. *	12,460	473,729
Cymer, Inc. *	5,300	218,360
Intel Corp.	56,687	1,559,459
Linear Technology Corp.	300	10,743
Marvell Technology Group, Ltd. *	4,300	162,325
Maxim Integrated Products, Inc.	6,370	251,615
National Semiconductor Corp. *	3,300	106,557
Novellus Systems, Inc. *	14,550	491,063
PMC-Sierra, Inc. *	27,200	358,795
Power Integrations, Inc. *	100	3,324
Silicon Laboratories, Inc. *	200	8,990
Texas Instruments, Inc.	41,400	943,920
Xilinx, Inc. *	16,700	476,117
6,868,982
Software 6.0%
Adobe Systems, Inc.	100	3,926
Amdocs, Ltd. *	22,800	428,640
Autodesk, Inc.	12,400	211,048
BEA Systems, Inc.	27,080	326,314
Cadence Design Systems, Inc. *	29,400	393,960
Citrix Systems, Inc. *	1,900	41,952
Electronic Arts, Inc. *	10,670	984,094
FactSet Research Systems, Inc.	300	13,305
Fair, Issac & Co., Inc.	300	17,688
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2003

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software continued
Intuit, Inc. *	11,800	$ 569,232
Mercury Interactive Corp. *	4,910	222,963
Microsoft Corp.	36,000	1,000,440
Network Associates, Inc.	25,340	348,678
Oracle Corp. *	92,100	1,033,362
PeopleSoft, Inc. *	21,800	396,542
Sybase, Inc. *	500	8,505
Symantec Corp. *	8,940	563,399
Synopsys, Inc. *	200	6,154
Take-Two Interactive Software, Inc. *	1,700	58,089
Veritas Software Corp. *	24,090	756,426
7,384,717
MATERIALS 3.0%
Chemicals 0.9%
Cytec Industries, Inc. *	100	3,650
E.I. du Pont de Nemours & Co.	1,300	52,013
Ecolab, Inc.	12,000	303,000
Lyondell Chemical Co.	34,300	438,354
Monsanto Co.	1,400	33,516
PPG Industries, Inc.	5,900	308,098
Sigma-Aldrich Corp.	200	10,388
1,149,019
Containers & Packaging 0.4%
Anchor Glass Container Corp.	12,600	205,380
Ball Corp.	3,800	205,200
Sealed Air Corp. *	300	14,169
424,749
Metals & Mining 1.7%
Alcan Aluminum, Ltd.	300	11,478
Alcoa, Inc.	9,800	256,368
AngloGold, Ltd., ADR	5,490	206,973
Massey Energy Corp.	36,200	481,460
Nucor Corp.	9,300	426,684
Peabody Energy Corp.	600	18,822
Phelps Dodge Corp. *	14,800	692,640
2,094,425
TELECOMMUNICATION SERVICES 3.6%
Diversified Telecommunication Services 2.0%
ALLTEL Corp.	700	32,438
BellSouth Corp.	13,100	310,208
Centurytel, Inc.	10,700	362,623
Chunghwa Telecom Co., Ltd., ADR	26,700	374,067
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2003

	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Diversified Telecommunication Services continued
Citizens Communications Co. *	2,000	$ 22,420
NTL, Inc.	9,200	433,504
SBC Communications, Inc.	18,400	409,400
Verizon Communications, Inc.	14,600	473,624
2,418,284
Wireless Telecommunications Services 1.6%
American Tower Systems Corp., Class A *	56,070	569,110
AT&T Wireless Services, Inc. *	2,700	22,086
Crown Castle International Corp. *	54,240	510,398
mm02 plc	242,000	230,297
Nextel Communications, Inc., Class A *	10,900	214,621
Nextel Partners, Inc., Class A *	36,600	287,310
Sprint PCS Group *	29,500	169,035
2,002,857
UTILITIES 1.0%
Electric Utilities 0.9%
Ameren Corp.	200	8,582
American Electric Power Co., Inc.	1,200	36,000
Cinergy Corp.	5,100	187,170
Dominion Resources, Inc.	2,700	167,130
Entergy Corp.	500	27,075
Exelon Corp.	2,650	168,275
FirstEnergy Corp.	1,100	35,090
FPL Group, Inc.	6,100	385,520
Puget Energy, Inc.	100	2,243
Southern Co.	600	17,592
Texas Genco Holdings, Inc.	35	833
Wisconsin Energy Corp.	1,000	30,570
1,066,080
Gas Utilities 0.0%
Enbridge Energy Management LLC	84	3,724
Western Gas Resources, Inc.	200	7,600
11,324
Multi-Utilities & Unregulated Power 0.1%
Constellation Energy Group, Inc.	1,500	53,670
Equitable Resources, Inc.	400	16,440
Oneok, Inc. *	2,200	44,374
Progress Energy, Inc.	2,800	532
Questar Corp.	100	3,081
Williams Companies, Inc.	7,300	68,766
186,863
Total Common Stocks		120,115,120
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2003

	Shares	Value

MUTUAL FUND SHARES 0.5%
iShares S&P SmallCap 600 Value Fund	7,900	$ 682,560
EXCHANGE TRADED FUND 0.7%
Midcap Spider Trust, Ser. 1	9,200	858,820
SHORT-TERM INVESTMENTS 1.3%
MUTUAL FUND SHARES 1.3%
Evergreen Institutional U.S. Government Money Market Fund (o)	1,583,547	1,583,547
Total Investments (cost $107,239,542) 99.6%		123,240,047
Other Assets and Liabilities 0.4%		511,675
Net Assets 100.0%		$ 123,751,722

*	Non-income producing security
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations:
ADR	American Depository Receipt
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2003

Assets
Identified cost of securities	$ 107,239,542
Net unrealized gains on securities	16,000,505

Market value of securities	123,240,047
Receivable for securities sold	1,677,046
Receivable for Fund shares sold	30,719
Dividends receivable	78,838
Prepaid expenses and other assets	21,417

Total assets	125,048,067

Liabilities
Payable for securities purchased	983,307
Payable for Fund shares redeemed	268,404
Advisory fee payable	2,975
Distribution Plan expenses payable	2,280
Due to other related parties	342
Accrued expenses and other liabilities	39,037

Total liabilities	1,296,345

Net assets	$ 123,751,722

Net assets represented by
Paid-in capital	$ 216,369,182
Undistributed net investment loss	(4,210)
Accumulated net realized losses on securities and foreign currency related transactions	(108,613,843)
Net unrealized gains on securities and foreign currency related transactions	16,000,593

Total net assets	$ 123,751,722

Net assets consists of
Class A	$ 57,808,820
Class B	60,221,190
Class C	4,954,917
Class I	766,795

Total net assets	$ 123,751,722

Shares outstanding
Class A	8,266,136
Class B	8,933,995
Class C	736,140
Class I	108,350

Net asset value per share
Class A	$ 6.99
Class A -- Offering price (based on sales charge of 5.75%)	$ 7.42
Class B	$ 6.74
Class C	$ 6.73
Class C -- Offering price (based on sales charge of 1.00%)	$ 6.80
Class I	$ 7.08

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended September 30, 2003

Investment income
Dividends (net of foreign withholding taxes of $8,317)	$ 1,491,212

Expenses
Advisory fee	1,062,531
Distribution Plan expenses
Class A	157,819
Class B	588,356
Class C	54,838
Administrative services fee	122,130
Transfer agent fees	869,750
Trustees' fees and expenses	880
Printing and postage expenses	51,730
Custodian fees	31,339
Registration and filing fees	43,282
Professional fees	22,079
Other	50,926

Total expenses	3,055,660
Less: Expense reductions	(449)

Net expenses	3,055,211

Net investment loss	(1,563,999)

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains or losses on:
Securities	(6,934,341)
Foreign currency related transactions	999

Net realized losses on securities and foreign currency related transactions	(6,933,342)
Net change in unrealized gains or losses on securities and foreign currency related transactions	32,726,505

Net realized and unrealized gains or losses on securities and foreign currency related transactions	25,793,163

Net increase in net assets resulting from operations	$ 24,229,164

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,
	2003		2002

Operations
Net investment loss		$ (1,563,999)		$ (2,370,145)
Net realized losses on securities and foreign currency related transactions		(6,933,342)		(77,767,926)
Net change in unrealized gains or losses on securities and foreign currency related transactions		32,726,505		46,466,168

Net increase (decrease) in net assets resulting from operations		24,229,164		(33,671,903)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	320,527	1,986,602	463,852	3,510,516
Class B	425,076	2,567,987	764,116	5,738,694
Class C	47,115	288,724	198,610	1,491,104
Class I	60,744	402,152	31,643	240,063

		5,245,465		10,980,377

Automatic conversion of Class B shares to Class A shares
Class A	144,055	895,756	215,412	1,680,477
Class B	(148,911)	(895,756)	(221,000)	(1,680,477)

		0		0

Payment for shares redeemed
Class A	(2,280,583)	(14,134,466)	(4,506,787)	(33,591,930)
Class B	(2,038,516)	(12,089,707)	(2,969,077)	(20,897,147)
Class C	(393,599)	(2,389,364)	(452,284)	(3,223,430)
Class I	(57,578)	(375,047)	(232,121)	(1,649,514)

		(28,988,584)		(59,362,021)

Net decrease in net assets resulting from capital share transactions		(23,743,119)		(48,381,644)

Total increase (decrease) in net assets		486,045		(82,053,547)
Net assets
Beginning of period		123,265,677		205,319,224

End of period		$ 123,751,722		$ 123,265,677

Undistributed net investment loss		$ (4,210)		$ (7,116)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Masters Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

NOTES TO FINANCIAL STATEMENTS continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net operating losses.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.87% of the Fund's average daily net assets.

MFS Institutional Advisors, Inc., OppenheimerFunds, Inc. and Marsico Capital Management, LLC are investment sub-advisors to the Fund. Subject to the supervision of EIMC, each investment sub-advisor manages a segment of the Fund's portfolio in accordance with the Fund's investment objective and policies. Each investment sub-advisor is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended September 30, 2003, the transfer agent fees were equivalent to an annual rate of 0.71% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended September 30, 2003, the Fund paid brokerage commissions of $51,045 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 26, 2003.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $115,357,994 and $138,132,695, respectively, for the year ended September 30, 2003.

On September 30, 2003, the aggregate cost of securities for federal income tax purposes was $108,847,903. The gross unrealized appreciation and depreciation on securities based on tax cost was $16,873,718 and $2,481,574, respectively, with a net unrealized appreciation of $14,392,144.

As of September 30, 2003, the Fund had $105,882,468 in capital loss carryovers for federal income tax purposes with $29,553,000 expiring in 2010 and $76,329,468 expiring in 2011.

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of September 30, 2003, the Fund incurred and will elect to defer post-October losses of $1,122,926.

NOTES TO FINANCIAL STATEMENTS continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended September 30, 2003, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed		Capital Loss
Ordinary	Unrealized	Carryover and
Loss	Appreciation	Post-October Loss

$4,210	$14,392,144	$107,005,394

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended September 30, 2003, the Fund had no borrowings under this agreement.

11. SUBSEQUENT EVENT

Effective November 3, 2003, Marsico Capital Management, LLC no longer acts as one of the sub-advisors to the Fund. EIMC currently manages the segment of the Fund's portfolio that Marsico Capital Management, LLC previously managed. The advisory fee paid to EIMC is unaffected by this change.

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Masters Fund, a series of Evergreen Equity Trust, as of September 30, 2003, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Masters Fund as of September 30, 2003, and the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
November 7, 2003

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Executive Officer, Evergreen Investment Company, Inc.; President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 101 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $240 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of September 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

563829 rv1   11/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Omega Fund

Evergreen Omega Fund: Annual Report as of September 30, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
22	INDEPENDENT AUDITORS' REPORT
24	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

November 2003

Dennis H. Ferro President and Chief Executive Officer

We are pleased to provide the annual report for the Evergreen Omega Fund, which covers the 12-month period ended September 30, 2003.

After another troubling summer in 2002, equity investors headed into the most recent twelve month investment period with little optimism. The financial markets remained volatile, and stocks continued their swoon. Economic data was mixed and questions of corporate credibility remained fresh in investors' minds. Fears of terror remained and the U.S. was pressuring the United Nations to take action on Iraq. As a result, stocks faced a huge challenge in early October as the major equity market indices exceeded their five-year lows achieved the previous July. Fortunately, equities rallied handsomely after this critical juncture. Investors focused on the improving fundamentals, including signs of economic and profit growth. The market technicals also strengthened, as trading volume improved and advancing stocks began to outnumber declining issues on the New York Stock Exchange. Indeed, the first two months of the fourth quarter witnessed a solid rally for stocks in the range of 20%. Unfortunately, once the major market indices paused to take a breather in late November, it became apparent that the renewed optimism of investors was premature.

Ordinarily a healthy experience after such a surge, this market pullback was accompanied by weakening fourth quarter economic data. The manufacturing sector weakened and the unemployment rate continued to climb. Consumer confidence waned and lower interest rates were not enough to soothe anxious investors.

1

LETTER TO SHAREHOLDERS continued

As investors wrestled with the fundamentals, the geopolitical situation grew worse throughout the first quarter of 2003. When the diplomatic efforts unraveled at the United Nations and war with Iraq seemed imminent, stocks once again revisited their five-year lows in early March. While the threat of war was big enough to keep many investors away from stocks, it turned out that the uncertainty of war played a bigger role. Ironically, as war approached and immediately after the conflict's inception, investors poured money back into the equity market. The Dow Jones Industrial Average experienced its best week in more than 20 years and over the span of just eight trading days, the value of the Wilshire 5000 expanded by $1 trillion.

Market trends remained solid though, as investors viewed the increased clarity in Iraq as an opportunity to focus on improving economic fundamentals. This dramatic shift in sentiment and equity market performance continued throughout the second quarter. Clarification on the geopolitical front and better than expected first quarter profits offset mixed economic data to propel stocks higher. In addition, the passage of the new tax law resulted in greater optimism for equity performance, as the possibility that tax-advantaged dividends could become a larger portion of potential total return.

During the summer months, improved investor sentiment was accompanied by strengthening prospects for economic and profit growth. Personal consumption, defense spending, and business investment all accelerated. Inflation was not a threat and manufacturing had begun to show signs of life. Even

2

LETTER TO SHAREHOLDERS continued

payroll growth resumed in September. Corporate profits were also expected to climb in excess of 15% for the second half of 2003. While the market gains were not as significant as during the second quarter, equities managed to generate gains in the low single digits during the final three months of the investment period.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a new feature that presents a detailed Q&A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site. Thank you for your continued support of Evergreen Investments.

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of September 30, 2003

MANAGEMENT TEAM

Maureen E. Cullinane, CFA
Large Cap Core Growth Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 4/29/1968

	Class A	Class B	Class C	Class I
Class inception date	4/29/1968	8/2/1993	8/2/1993	1/13/1997

Average annual return *

1 year with sales charge	18.97%	20.30%	23.08%	N/A

1 year w/o sales charge	26.24%	25.30%	25.30%	26.55%

5 year	2.38%	2.49%	2.61%	3.86%

10 year	7.24%	7.00%	6.91%	8.03%

* Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Omega Fund Class A shares,1 versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth) and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 26.24% for the twelve-month period ended September 30, 2003, excluding any applicable sales charges. During the same period, the fund's benchmark Russell 1000 Growth Index returned 25.92%.

The past year could be described as the worst of times and the best of times. The first half of the fiscal year was a difficult period for investors. Investors were troubled by tensions in the Middle East, the potential conflict with Iraq and the ripple effect that the war would have on the U.S. economy. Indeed, in the first six months of the fiscal year, economic growth was anemic. Businesses were reluctant to spend either on hiring or plant expansion and earnings announcements were more negative than positive. Consumers, hit by higher energy costs and weak employment prospects, reduced their spending. Investors had few reasons to buy.

The second half of the fiscal year was a positive period for investors. While tensions in the Middle East remained high, the battle in Iraq had ended with a change in regimes. Corporations and consumers refocused on events closer to home. Consumers took advantage of record low interest rates to refinance their home mortgages and in many cases to spend the extra savings. Even with only a modest pickup in revenue growth, corporations were able to report significantly better earnings growth as a result of cost-cutting programs put in place over the past year. Management was more optimistic about the future and there was hope that employment could soon rebound.

The fund remained broadly diversified with a focus on consumer discretionary, health care, technology and industrial cyclical stocks. Diversification was an effective strategy in a market that had significant crosscurrents.

Over the past twelve months, the health care, consumer discretionary and consumer staples sectors were the primary contributors to performance. In the health care sector, the fund benefited from its focus on generic and specialty pharmaceutical companies, which significantly outperformed the major pharmaceutical companies. In the consumer discretionary sector, the fund benefited from a significant allocation of assets to specialty retailers and Internet-related retailers. The fund benefited from a less-than-index weight in consumer staples, a sector that lagged the returns of the Russell 1000 Growth.

Over the past twelve months, the technology and energy sectors were the primary detractors to performance. In the technology sector, many of the fund's holdings recorded outstanding performance; however, the fund was hurt by a less-than-index weight in semiconductors, a segment that advanced sharply during the period. A greater-than-index weight in energy dragged on overall performance.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2003.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of September 30, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,
CLASS A	2003[1]	2002[1]	2001[1]	2000[1]	1999[1]
Net asset value, beginning of period	$16.69	$20.43	$38.93	$26.82	$21.50
Income from investment operations
Net investment loss	-0.20	-0.20	-0.19	-0.22	-0.17
Net realized and unrealized gains or losses on securities	4.58	-3.54	-16.67	13.32	8.10
Total from investment operations	4.38	-3.74	-16.86	13.10	7.93
Distributions to shareholders from
Net realized gains	0	0	-1.64	-0.99	-2.61
Net asset value, end of period	$21.07	$16.69	$20.43	$38.93	$26.82
Total return[2]	26.24%	-18.31%	-44.67%	49.83%	39.56%
Ratios and supplemental data
Net assets, end of period (thousands)	$441,808	$374,196	$504,419	$865,958	$371,361
Ratios to average net assets
Expenses[3]	1.67%	1.52%	1.31%	1.18%	1.30%
Net investment loss	-1.11%	-0.97%	-0.74%	-0.59%	-0.66%
Portfolio turnover rate	206%	170%	198%	152%	120%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,
CLASS B	2003[1]	2002[1]	2001[1]	2000[1]	1999[1]
Net asset value, beginning of period	$15.10	$18.62	$35.92	$24.99	$20.32
Income from investment operations
Net investment loss	-0.30	-0.33	-0.36	-0.46	-0.34
Net realized and unrealized gains or losses on securities	4.12	-3.19	-15.30	12.38	7.62
Total from investment operations	3.82	-3.52	-15.66	11.92	7.28
Distributions to shareholders from
Net realized gains	0	0	-1.64	-0.99	-2.61
Net asset value, end of period	$18.92	$15.10	$18.62	$35.92	$24.99
Total return[2]	25.30%	-18.90%	-45.09%	48.72%	38.57%
Ratios and supplemental data
Net assets, end of period (thousands)	$578,129	$535,527	$778,976	$1,349,647	$372,956
Ratios to average net assets
Expenses[3]	2.39%	2.27%	2.06%	1.94%	2.05%
Net investment loss	-1.83%	-1.73%	-1.49%	-1.35%	-1.41%
Portfolio turnover rate	206%	170%	198%	152%	120%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,
CLASS C	2003[1]	2002[1]	2001[1]	2000[1]	1999[1]
Net asset value, beginning of period	$15.14	$18.67	$36.01	$25.05	$20.37
Income from investment operations
Net investment loss	-0.30	-0.33	-0.36	-0.47	-0.33
Net realized and unrealized gains or losses on securities	4.13	-3.20	-15.34	12.42	7.62
Total from investment operations	3.83	-3.53	-15.70	11.95	7.29
Distributions to shareholders from
Net realized gains	0	0	-1.64	-0.99	-2.61
Net asset value, end of period	$18.97	$15.14	$18.67	$36.01	$25.05
Total return[2]	25.30%	-18.91%	-45.09%	48.73%	38.52%
Ratios and supplemental data
Net assets, end of period (thousands)	$133,551	$126,367	$189,191	$285,022	$26,929
Ratios to average net assets
Expenses[3]	2.39%	2.27%	2.07%	1.95%	2.04%
Net investment loss	-1.83%	-1.73%	-1.49%	-1.37%	-1.40%
Portfolio turnover rate	206%	170%	198%	152%	120%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,
CLASS I1	2003[2]	2002[2]	2001[2]	2000[2]	1999[2]
Net asset value, beginning of period	$16.91	$20.65	$39.23	$26.96	$21.54
Income from investment operations
Net investment loss	-0.16	-0.15	-0.13	-0.13	-0.11
Net realized and unrealized gains or losses on securities	4.65	-3.59	-16.81	13.39	8.14
Total from investment operations	4.49	-3.74	-16.94	13.26	8.03
Distributions to shareholders from
Net realized gains	0	0	-1.64	-0.99	-2.61
Net asset value, end of period	$21.40	$16.91	$20.65	$39.23	$26.96
Total return	26.55%	-18.11%	-44.53%	50.17%	39.99%
Ratios and supplemental data
Net assets, end of period (thousands)	$13,913	$11,519	$14,151	$23,520	$4,586
Ratios to average net assets
Expenses[3]	1.39%	1.28%	1.06%	0.94%	1.05%
Net investment loss	-0.83%	-0.72%	-0.49%	-0.36%	-0.42%
Portfolio turnover rate	206%	170%	198%	152%	120%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   Net investment loss per share is based on average shares outstanding during the period.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

September 30, 2003

	Shares	Value

COMMON STOCKS 94.2%
CONSUMER DISCRETIONARY 19.5%
Hotels, Restaurants & Leisure 4.3%
International Game Technology, Inc. (p)	945,000	$ 26,601,751
Mandalay Resort Group (p)	310,000	12,279,100
Panera Bread Co., Class A * (p)	275,000	11,264,000
50,144,851
Household Durables 1.3%
Harman International Industries, Inc.	160,000	15,736,000
Internet & Catalog Retail 7.0%
Amazon.com, Inc. *	602,800	29,151,408
eBay, Inc. *	590,000	31,570,900
InterActiveCorp * (p)	630,000	20,821,500
81,543,808
Specialty Retail 4.9%
Best Buy Co., Inc. *	415,000	19,720,800
Chico's FAS, Inc. * (p)	800,000	24,512,000
Pacific Sunwear of California, Inc. *	652,500	13,480,650
57,713,450
Textiles, Apparel & Luxury Goods 2.0%
Coach, Inc. *	420,000	22,932,000
CONSUMER STAPLES 1.1%
Food Products 1.1%
McCormick & Co., Inc.	455,000	12,476,100
ENERGY 4.9%
Oil & Gas 4.9%
Apache Corp.	259,000	17,959,060
Devon Energy Corp.	360,000	17,348,400
XTO Energy, Inc.	1,020,000	21,409,800
56,717,260
FINANCIALS 1.5%
Diversified Financial Services 1.5%
Citigroup, Inc.	385,699	17,553,161
HEALTH CARE 24.6%
Biotechnology 5.2%
Amgen, Inc. *	170,000	10,976,900
Celgene Corp. * (p)	225,000	9,749,250
Genentech, Inc. *	185,000	14,825,900
Gilead Sciences, Inc. *	205,000	11,465,650
MedImmune, Inc. *	252,900	8,348,229
Neurocrine Biosciences, Inc. *	115,000	5,694,800
61,060,729
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

September 30, 2003

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 5.0%
Guidant Corp.	191,300	$ 8,962,405
Medtronic, Inc.	434,001	20,363,327
Saint Jude Medical, Inc. *	225,000	12,098,250
Stryker Corp.	225,000	16,944,750
58,368,732
Health Care Providers & Services 2.4%
Health Management Associates, Inc., Class A	720,000	15,703,200
Mid Atlantic Medical Services, Inc. *	230,000	11,828,900
27,532,100
Pharmaceuticals 12.0%
Allergan, Inc.	150,000	11,809,500
Columbia Labs, Inc. * (p)	800,000	9,664,000
Endo Pharmaceuticals Holdings, Inc. * (p)	978,500	20,010,325
Mylan Laboratories, Inc.	457,500	17,682,375
Pharmaceutical Resources, Inc. * (p)	428,100	29,204,982
SICOR, Inc. *	600,000	11,568,000
Teva Pharmaceutical Industries, Ltd., ADR (p)	280,000	16,002,000
Watson Pharmaceuticals, Inc. *	585,000	24,388,650
140,329,832
INDUSTRIALS 11.5%
Commercial Services & Supplies 7.3%
Apollo Group, Inc., Class A *	290,000	19,148,700
Career Education Corp. *	495,000	22,423,500
Cendant Corp. *	1,129,729	21,114,635
Monster Worldwide, Inc. *	895,000	22,536,100
85,222,935
Construction & Engineering 1.5%
Chicago Bridge & Iron Co. (p)	660,000	17,925,600
Electrical Equipment 1.6%
Cooper Industries, Ltd., Class A	390,000	18,731,700
Machinery 1.1%
Paccar, Inc.	165,000	12,323,850
INFORMATION TECHNOLOGY 29.8%
Communications Equipment 5.4%
Cisco Systems, Inc. *	1,302,282	25,446,590
NetScreen Technologies, Inc. *	400,000	8,892,000
QLogic Corp. *	345,000	16,218,450
QUALCOMM, Inc.	290,000	12,075,600
62,632,640
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

September 30, 2003

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals 2.8%
Dell, Inc. *	455,000	$ 15,192,450
SanDisk Corp. * (p)	280,000	17,847,200
33,039,650
Electronic Equipment & Instruments 2.6%
Flextronics International, Ltd. *	1,030,000	14,605,400
Lexar Media, Inc. *	950,000	16,188,000
30,793,400
IT Services 1.6%
Paychex, Inc.	550,000	18,661,500
Semiconductors & Semiconductor Equipment 7.9%
Altera Corp. *	665,000	12,568,500
AMIS Holdings, Inc. * (p)	288,600	5,327,556
Intel Corp.	681,195	18,739,675
Lam Research Corp. *	485,000	10,742,750
Microchip Technology, Inc.	445,000	10,653,300
OmniVision Technologies, Inc. * (p)	252,900	10,682,496
Texas Instruments, Inc.	1,030,914	23,504,839
92,219,116
Software 9.5%
Amdocs, Ltd. *	585,000	10,998,000
Autodesk, Inc.	1,185,000	20,168,700
Cadence Design Systems, Inc. *	895,000	11,993,000
Intuit, Inc. *	260,000	12,542,400
Microsoft Corp.	851,886	23,673,912
Oracle Corp. *	1,022,700	11,474,694
Synopsys, Inc. *	445,000	13,692,650
Veritas Software Corp. *	190,000	5,966,000
110,509,356
MATERIALS 0.7%
Metals & Mining 0.7%
Massey Energy Corp. (p)	625,000	8,312,500
TELECOMMUNICATION SERVICES 0.6%
Wireless Telecommunications Services 0.6%
Nextel Partners, Inc., Class A * (p)	950,000	7,457,500
Total Common Stocks		1,099,937,770
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

September 30, 2003

	Shares	Value

SHORT-TERM INVESTMENTS 17.3%
MUTUAL FUND SHARES 17.3%
Evergreen Institutional U.S. Government Money Market Fund (o)	61,984,520	$ 61,984,520
Navigator Prime Portfolio (pp)	139,409,466	139,409,466
Total Short-Term Investments		201,393,986
Total Investments (cost $1,106,003,255) 111.5%		1,301,331,756
Other Assets and Liabilities (11.5%)		(133,930,666)
Net Assets 100.0%		$ 1,167,401,090

*	Non-income producing security
(p)	All or a portion of this security is on loan
(pp)	Represents investment of cash collateral received from securities on loan.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations:
ADR	American Depository Receipt
See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2003

Assets
Identified cost of securities	$ 1,106,003,255
Net unrealized gains on securities	195,328,501

Market value of securities	1,301,331,756
Receivable for securities sold	5,766,413
Receivable for Fund shares sold	1,167,078
Dividends receivable	313,340
Receivable for securities lending income	10,420
Prepaid expenses and other assets	33,450

Total assets	1,308,622,457

Liabilities
Payable for Fund shares redeemed	1,528,241
Payable for securities on loan	139,409,466
Advisory fee payable	17,536
Distribution Plan expenses payable	23,383
Due to other related parties	3,233
Accrued expenses and other liabilities	239,508

Total liabilities	141,221,367

Net assets	$ 1,167,401,090

Net assets represented by
Paid-in capital	$ 1,869,962,350
Undistributed net investment loss	(19,613)
Accumulated net realized losses on securities	(897,870,148)
Net unrealized gains on securities	195,328,501

Total net assets	$ 1,167,401,090

Net assets consists of
Class A	$ 441,807,604
Class B	578,129,111
Class C	133,551,212
Class I	13,913,163

Total net assets	$ 1,167,401,090

Shares outstanding
Class A	20,972,399
Class B	30,555,509
Class C	7,040,586
Class I	650,006

Net asset value per share
Class A	$ 21.07
Class A -- Offering price (based on sales charge of 5.75%)	$ 22.36
Class B	$ 18.92
Class C	$ 18.97
Class C -- Offering price (based on sales charge of 1.00%)	$ 19.16
Class I	$ 21.40

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Year Ended September 30, 2003

Investment income
Dividends (net of foreign withholding taxes of $16,783)	$ 6,011,425

Expenses
Advisory fee	5,954,238
Distribution Plan expenses
Class A	1,100,952
Class B	5,385,398
Class C	1,248,727
Administrative services fee	1,072,494
Transfer agent fees	7,354,158
Trustees' fees and expenses	15,301
Printing and postage expenses	191,595
Custodian fees	269,702
Registration and filing fees	63,061
Professional fees	25,208
Interest expense	1,015
Other	1,338

Total expenses	22,683,187
Less: Expense reductions	(3,204)

Net expenses	22,679,983

Net investment loss	(16,668,558)

Net realized and unrealized gains or losses on securities
Net realized losses on securities	(52,067,159)
Net change in unrealized gains or losses on securities	312,308,602

Net realized and unrealized gains or losses on securities	260,241,443

Net increase in net assets resulting from operations	$ 243,572,885

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,
	2003		2002

Operations
Net investment loss		$ (16,668,558)		$ (21,066,606)
Net realized losses on securities		(52,067,159)		(168,154,258)
Net change in unrealized gains or losses on securities		312,308,602		(59,424,643)

Net increase (decrease) in net assets resulting from operations		243,572,885		(248,645,507)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	3,602,842	64,935,209	3,608,079	74,634,256
Class B	2,477,899	41,387,377	4,681,781	90,610,478
Class C	957,942	16,359,764	1,280,758	25,055,737
Class I	228,479	4,417,342	210,230	4,408,983

		127,099,692		194,709,454

Net asset value of shares issued in reinvestment of distributions
Class A	0	0	251	4,824
Class B	0	0	42	704
Class C	0	0	61	948

		0		6,476

Automatic conversion of Class B shares to Class A shares
Class A	990,396	17,786,363	1,878,858	40,998,112
Class B	(1,098,577)	(17,786,363)	(2,068,380)	(40,998,112)

		0		0

Payment for shares redeemed
Class A	(6,037,329)	(107,983,043)	(7,770,015)	(158,455,040)
Class B	(6,291,429)	(101,228,350)	(8,988,039)	(165,009,971)
Class C	(2,265,045)	(36,894,854)	(3,073,448)	(57,493,382)
Class I	(259,650)	(4,775,752)	(252,365)	(5,273,429)

		(250,881,999)		(386,231,822)

Net asset value of shares issued in acquisition
Class A	0	0	5,797	115,692
Class B	0	0	3,827	69,237
Class C	0	0	4,529	82,134
Class I	0	0	38,019	768,261

		0		1,035,324

Net decrease in net assets resulting
from capital share transactions		(123,782,307)		(190,480,568)

Total increase (decrease) in net assets		119,790,578		(439,126,075)
Net assets
Beginning of period		1,047,610,512		1,486,736,587

End of period		$ 1,167,401,090		$ 1,047,610,512

Undistributed net investment loss		$ (19,613)		$ (12,268)

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Omega Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of Investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

17

NOTES TO FINANCIAL STATEMENTS continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net operating losses and capital loss carryforwards acquired in a merger that expired due to income tax regulation limitations.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.66% and declining to 0.41% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting

18

NOTES TO FINANCIAL STATEMENTS continued

at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended September 30, 2003, the transfer agent fees were equivalent to an annual rate of 0.69% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended September 30, 2003, the Fund paid brokerage commissions of $2,085,534 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 26, 2003.

5. ACQUISITION

Effective on the close of business on June 14, 2002, the Fund acquired substantially all the assets and assumed certain liabilities of Wachovia New Horizons Fund in a tax-free exchange for Class A, Class B, Class C and Class I shares of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized depreciation of $91,361. The aggregate net assets of the Fund and Wachovia New Horizons Fund immediately prior to the acquisition were $1,355,538,004 and $1,035,324, respectively. The aggregate net assets of the Fund immediately after the acquisition were $1,356,573,328.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $2,151,787,347 and $2,347,523,066, respectively, for the year ended September 30, 2003.

During the year ended September 30, 2003, the Fund loaned securities to certain brokers. At September 30, 2003, the value of securities on loan and the value of collateral (including accrued interest) amounted to $135,937,651 and $139,409,466, respectively. During the year ended September 30, 2003, the Fund earned $184,054 in income from securities lending which is included in dividend income on the Statement of Operations.

19

NOTES TO FINANCIAL STATEMENTS continued

On September 30, 2003, the aggregate cost of securities for federal income tax purposes was $1,118,785,532. The gross unrealized appreciation and depreciation on securities based on tax cost was $196,462,818 and $13,916,594, respectively, with a net unrealized appreciation of $182,546,224.

As of September 30, 2003 the Fund had $885,087,871 in capital loss carryovers for federal income tax purposes with $50,484,516 expiring in 2009, $635,182,328 expiring in 2010 and $199,421,027 expiring in 2011.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended September 30, 2003, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary	Unrealized	Capital Loss
Loss	Appreciation	Carryover

$19,613	$182,546,224	$885,087,871

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at

20

NOTES TO FINANCIAL STATEMENTS continued

0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the year ended September 30, 2003 the Fund had average borrowings outstanding of $44,471 at a rate of 2.28% and paid interest of $1,015.

12. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

21

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Omega Fund, a series of Evergreen Equity Trust, as of September 30, 2003, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Omega Fund as of September 30, 2003, and the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
November 7, 2003

22

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

24

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Executive Officer, Evergreen Investment Company, Inc.; President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 101 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $240 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of September 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

563830 rv1   11/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Premier 20 Fund

Evergreen Premier 20 Fund: Annual Report as of September 30, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
12	STATEMENT OF ASSETS AND LIABILITIES
13	STATEMENT OF OPERATIONS
14	STATEMENTS OF CHANGES IN NET ASSETS
15	NOTES TO FINANCIAL STATEMENTS
19	INDEPENDENT AUDITORS' REPORT
20	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

November 2003

Dennis H. Ferro President and Chief Executive Officer

We are pleased to provide the annual report for the Evergreen Premier 20 Fund, which covers the 12-month period ended September 30, 2003.

After another troubling summer in 2002, equity investors headed into the most recent twelve month investment period with little optimism. The financial markets remained volatile, and stocks continued their swoon. Economic data was mixed and questions of corporate credibility remained fresh in investors' minds. Fears of terror remained and the U.S. was pressuring the United Nations to take action on Iraq. As a result, stocks faced a huge challenge in early October as the major equity market indices exceeded their five-year lows achieved the previous July. Fortunately, equities rallied handsomely after this critical juncture. Investors focused on the improving fundamentals, including signs of economic and profit growth. The market technicals also strengthened, as trading volume improved and advancing stocks began to outnumber declining issues on the New York Stock Exchange. Indeed, the first two months of the fourth quarter witnessed a solid rally for stocks in the range of 20%. Unfortunately, once the major market indices paused to take a breather in late November, it became apparent that the renewed optimism of investors was premature.

Ordinarily a healthy experience after such a surge, this market pullback was accompanied by weakening fourth quarter economic data. The manufacturing sector weakened and the unemployment rate continued to climb. Consumer confidence waned and lower interest rates were not enough to soothe anxious investors.

1

LETTER TO SHAREHOLDERS continued

As investors wrestled with the fundamentals, the geopolitical situation grew worse throughout the first quarter of 2003. When the diplomatic efforts unraveled at the United Nations and war with Iraq seemed imminent, stocks once again revisited their five-year lows in early March. While the threat of war was big enough to keep many investors away from stocks, it turned out that the uncertainty of war played a bigger role. Ironically, as war approached and immediately after the conflict's inception, investors poured money back into the equity market. The Dow Jones Industrial Average experienced its best week in more than 20 years and over the span of just eight trading days, the value of the Wilshire 5000 expanded by $1 trillion.

Market trends remained solid though, as investors viewed the increased clarity in Iraq as an opportunity to focus on improving economic fundamentals. This dramatic shift in sentiment and equity market performance continued throughout the second quarter. Clarification on the geopolitical front and better than expected first quarter profits offset mixed economic data to propel stocks higher. In addition, the passage of the new tax law resulted in greater optimism for equity performance, as the possibility that tax-advantaged dividends could become a larger portion of potential total return.

During the summer months, improved investor sentiment was accompanied by strengthening prospects for economic and profit growth. Personal consumption, defense spending, and business investment all accelerated. Inflation was not a threat and manufacturing had begun to show signs of life. Even

2

LETTER TO SHAREHOLDERS continued

payroll growth resumed in September. Corporate profits were also expected to climb in excess of 15% for the second half of 2003. While the market gains were not as significant as during the second quarter, equities managed to generate gains in the low single digits during the final three months of the investment period.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a new feature that presents a detailed Q&A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site. Thank you for your continued support of Evergreen Investments.

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of September 30, 2003

MANAGEMENT TEAM

Patricia A. Bannan, CFA
Large Cap Core Growth Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 10/31/2000

	Class A	Class B	Class C	Class I
Class inception date	10/31/2000	10/31/2000	10/31/2000	10/31/2000

Average annual return*

1 year with sales charge	14.35%	15.75%	18.22%	N/A

1 year w/o sales charge	21.38%	20.75%	20.40%	22.06%

Since portfolio inception	-23.07%	-22.90%	-22.30%	-21.27%

* Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Premier 20 Fund Class A shares,1 versus a similar investment in the Russell 3000 Growth Index (Russell 3000 Growth), and the Consumer Price Index (CPI).

The Russell 3000 Growth Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2003.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 21.38% for the twelve-month period ended September 30, 2003, excluding any applicable sales charges. During the same period, the fund's benchmark Russell 3000 Growth Index returned 26.94%.

The past year could be described as the worst of times and the best of times. The first half of the fiscal year was a difficult period for investors. Investors were troubled by tensions in the Middle East, the potential conflict with Iraq and the ripple effect that the war would have on the U.S. economy. Indeed, in the first six months of the fiscal year, economic growth was anemic. Businesses were reluctant to spend either on hiring or plant expansion and earnings announcements were more negative than positive. Consumers, hit by higher energy costs and weak employment prospects, reduced their spending. Investors had few reasons to buy.

The second half of the fiscal year was an excellent period for investors. While tensions in the Middle East remained high, the battle in Iraq had ended with a change in regimes. Corporations and consumers refocused on events closer to home. Consumers took advantage of record low interest rates to refinance their home mortgages and in many cases to spend the extra savings. Even with only a modest pickup in revenue growth, corporations were able to report significantly better earnings growth as a result of cost-cutting programs put in place over the past year. Management was more optimistic about the future and there was hope that employment could soon rebound.

The fund maintained its strategy of allocating assets to a select list of 30 stocks recommended by the analytical staff of the Large and Small Cap teams. In general, the fund favored consumer discretionary, health care, and technology stocks. Consumer discretionary stocks benefited from healthy consumer spending driven by reasonable levels of employment, low inflation, moderate interest rates and record mortgage refinancing. The health care sector offered the best candidates for accelerating earnings growth, driven by new drugs and/or devices. The allocation to technology stocks focused on market leaders and/or companies that would participate in an emerging area of technology.

Over the past twelve months, the health care and industrial sectors were the primary contributors to performance. In the health care sector, the fund benefited from its focus on generic and specialty pharmaceutical companies and on biotechnology companies. In the industrial sector, the fund benefited primarily from its focus on education stocks, i.e. companies that offer advanced degree programs to working adults.

Over the past twelve months, the technology and energy sectors were the primary detractors to performance. In the technology sector, many of the fund's holdings recorded outstanding performance; however, the fund was hurt by a less-than-index weight in semiconductors, a segment of technology that advanced sharply, and by a greater-than-index weight in IT services, a segment that had less dynamic growth. A greater-than-index weight in energy also negatively impacted total returns.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

This fund may experience a high turnover rate; however, it is not a principal strategy of the fund to trade frequently. High portfolio turnover can result in higher costs, which may affect fund performance.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

Funds that concentrate their investments in a single industry may face increased risk of price fluctuation over more diversified funds due to adverse developments within that industry or sector.

Non-diversfied funds may face increased risk of price fluctuation over more diversifed funds due to adverse developments within certain sectors.

All data is as of September 30, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,
CLASS A	2003[1]	2002[1]	2001[2]
Net asset value, beginning of period	$4.07	$4.95	$10.00
Income from investment operations
Net investment loss	-0.06	-0.06	-0.04
Net realized and unrealized gains or losses on securities	0.93	-0.82	-5.01
Total from investment operations	0.87	-0.88	-5.05
Net asset value, end of period	$4.94	$4.07	$4.95
Total return[3]	21.38%	-17.78%	-50.50%
Ratios and supplemental data
Net assets, end of period (thousands)	$57,660	$59,794	$97,212
Ratios to average net assets
Expenses[4]	2.04%	1.58%	1.51%[5]
Net investment loss	-1.38%	-1.07%	-0.66%[5]
Portfolio turnover rate	283%	211%	333%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   For the period from October 31, 2000 (commencement of class operations), through September 30, 2001.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,
CLASS B	2003[1]	2002[1]	2001[2]
Net asset value, beginning of period	$4.00	$4.91	$10.00
Income from investment operations
Net investment loss	-0.09	-0.09	-0.08
Net realized and unrealized gains or losses on securities	0.92	-0.82	-5.01
Total from investment operations	0.83	-0.91	-5.09
Net asset value, end of period	$4.83	$4.00	$4.91
Total return[3]	20.75%	-18.53%	-50.90%
Ratios and supplemental data
Net assets, end of period (thousands)	$5,167	$4,700	$6,042
Ratios to average net assets
Expenses[4]	2.77%	2.33%	2.27%[5]
Net investment loss	-2.11%	-1.82%	-1.49%[5]
Portfolio turnover rate	283%	211%	333%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   For the period from October 31, 2000 (commencement of class operations), through September 30, 2001.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,
CLASS C	2003[1]	2002[1]	2001[2]
Net asset value, beginning of period	$4.02	$4.92	$10.00
Income from investment operations
Net investment loss	-0.09	-0.09	-0.08
Net realized and unrealized gains or losses on securities	0.91	-0.81	-5.00
Total from investment operations	0.82	-0.90	-5.08
Net asset value, end of period	$4.84	$4.02	$4.92
Total return[3]	20.40%	-18.29%	-50.80%
Ratios and supplemental data
Net assets, end of period (thousands)	$1,588	$1,751	$2,056
Ratios to average net assets
Expenses[4]	2.76%	2.33%	2.27%[5]
Net investment loss	-2.10%	-1.82%	-1.45%[5]
Portfolio turnover rate	283%	211%	333%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   For the period from October 31, 2000 (commencement of class operations), through September 30, 2001.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,
CLASS I1	2003[2]	2002[2]	2001[3]
Net asset value, beginning of period	$4.08	$4.96	$10.00
Income from investment operations
Net investment loss	-0.05	-0.04	-0.02
Net realized and unrealized gains or losses on securities	0.95	-0.84	-5.02
Total from investment operations	0.90	-0.88	-5.04
Net asset value, end of period	$4.98	$4.08	$4.96
Total return	22.06%	-17.74%	-50.40%
Ratios and supplemental data
Net assets, end of period (thousands)	$89	$57	$74
Ratios to average net assets
Expenses[4]	1.77%	1.33%	1.26%[5]
Net investment loss	-1.06%	-0.82%	-0.38%[5]
Portfolio turnover rate	283%	211%	333%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   Net investment loss per share is based on average shares outstanding during the period.

[3]   For the period from October 31, 2000 (commencement of class operations), through September 30, 2001.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

September 30, 2003

	Shares	Value

COMMON STOCKS 95.8%
CONSUMER DISCRETIONARY 31.3%
Hotels, Restaurants & Leisure 4.8%
International Game Technology, Inc.	110,000	$ 3,096,500
Internet & Catalog Retail 15.1%
Amazon.com, Inc. *	77,000	3,723,720
eBay, Inc. *	69,400	3,713,594
InterActiveCorp *	70,700	2,336,635
9,773,949
Specialty Retail 7.6%
Best Buy Co., Inc. *	48,000	2,280,960
Chico's FAS, Inc. *	85,700	2,625,848
4,906,808
Textiles, Apparel & Luxury Goods 3.8%
Coach, Inc. *	44,800	2,446,080
ENERGY 6.4%
Oil & Gas 6.4%
Apache Corp.	12,000	832,080
Devon Energy Corp.	15,000	722,850
XTO Energy, Inc.	121,700	2,554,483
4,109,413
FINANCIALS 1.3%
Diversified Financial Services 1.3%
Citigroup, Inc.	18,000	819,180
HEALTH CARE 18.5%
Health Care Equipment & Supplies 4.7%
Medtronic, Inc.	48,500	2,275,620
Stryker Corp.	10,500	790,755
3,066,375
Pharmaceuticals 13.8%
Endo Pharmaceuticals Holdings, Inc. *	105,000	2,147,250
Mylan Laboratories, Inc.	21,000	811,650
Pharmaceutical Resources, Inc. *	48,800	3,329,136
Watson Pharmaceuticals, Inc. *	62,000	2,584,780
8,872,816
INDUSTRIALS 18.7%
Commercial Services & Supplies 14.0%
Apollo Group, Inc., Class A *	12,900	851,787
Career Education Corp. *	68,200	3,089,460
Cendant Corp. *	132,900	2,483,901
Monster Worldwide, Inc. *	104,500	2,631,310
9,056,458
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

September 30, 2003

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Construction & Engineering 1.2%
Chicago Bridge & Iron Co.	29,000	$ 787,640
Electrical Equipment 3.5%
Cooper Industries, Ltd., Class A	46,800	2,247,804
INFORMATION TECHNOLOGY 19.6%
Communications Equipment 4.5%
Cisco Systems, Inc. *	148,900	2,909,506
Computers & Peripherals 1.2%
SanDisk Corp. *(p)	12,400	790,376
IT Services 1.2%
Paychex, Inc.	22,000	746,460
Semiconductors & Semiconductor Equipment 5.1%
Intel Corp.	30,000	825,300
Texas Instruments, Inc.	108,500	2,473,800
3,299,100
Software 7.6%
Autodesk, Inc.	128,200	2,181,964
Microsoft Corp.	97,500	2,709,525
4,891,489
Total Common Stocks		61,819,954
SHORT-TERM INVESTMENTS 5.2%
MUTUAL FUND SHARES 5.2%
Evergreen Institutional U.S. Government Money Market Fund (o)	2,509,569	2,509,569
Navigator Prime Portfolio (pp)	812,200	812,200
Total Short-Term Investments		3,321,769
Total Investments (cost $59,808,053) 101.0%		65,141,723
Other Assets and Liabilities (1.0%)		(636,838)
Net Assets 100.0%		$ 64,504,885

(pp)	All or a portion of this security is on loan.
(pp)	Represents investment of cash collateral received from securities on loan.
*	Non-income producing security
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
See Notes to Financial Statements

11

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2003

Assets
Identified cost of securities	$ 59,808,053
Net unrealized gains on securities	5,333,670

Market value of securities	65,141,723
Receivable for securities sold	2,477,423
Receivable for Fund shares sold	11,183
Dividends receivable	19,923
Prepaid expenses and other assets	31,808

Total assets	67,682,060

Liabilities
Payable for securities purchased	2,252,184
Payable for Fund shares redeemed	87,839
Payable for securities on loan	812,200
Advisory fee payable	1,342
Distribution Plan expenses payable	667
Due to other related parties	179
Accrued expenses and other liabilities	22,764

Total liabilities	3,177,175

Net assets	$ 64,504,885

Net assets represented by
Paid-in capital	$ 129,872,397
Accumulated net realized loss on securities	(70,701,182)
Net unrealized gains on securities	5,333,670

Total net assets	$ 64,504,885

Net assets consists of
Class A	$ 57,660,307
Class B	5,167,477
Class C	1,588,367
Class I	88,734

Total net assets	$ 64,504,885

Shares outstanding
Class A	11,667,133
Class B	1,070,979
Class C	328,051
Class I	17,829

Net asset value per share
Class A	$ 4.94
Class A -- Offering price (based on sales charge of 5.75%)	$ 5.24
Class B	$ 4.83
Class C	$ 4.84
Class C -- Offering price (based on sales charge of 1.00%)	$ 4.89
Class I	$ 4.98

See Notes to Financial Statements

12

STATEMENT OF OPERATIONS

Year Ended September 30, 2003

Investment income
Dividends (net of foreign withholding taxes of $7,023)	$ 421,304

Expenses
Advisory fee	480,805
Distribution Plan expenses
Class A	158,825
Class B	48,240
Class C	15,812
Administrative services fee	64,107
Transfer agent fees	512,793
Trustees' fees and expenses	895
Printing and postage expenses	29,395
Custodian fees	16,894
Registration and filing fees	44,801
Professional fees	16,896
Other	9,536

Total expenses	1,398,999
Less: Expense reductions	(240)
Fee waivers	(45,978)

Net expenses	1,352,781

Net investment loss	(931,477)

Net realized and unrealized gains or losses on securities
Net realized gains on securities	657,935
Net change in unrealized gains or losses on securities	12,447,491

Net realized and unrealized gains on securities	13,105,426

Net increase in net assets resulting from operations	$ 12,173,949

See Notes to Financial Statements

13

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,
	2003		2002

Operations
Net investment loss		$ (931,477)		$ (1,118,247)
Net realized gains or losses on securities		657,935		(14,498,634)
Net change in unrealized gains or losses on securities		12,447,491		2,050,728

Net increase (decrease) in net assets resulting from operations		12,173,949		(13,566,153)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	898,812	3,978,566	782,272	4,268,608
Class B	151,400	659,466	340,510	1,755,087
Class C	39,038	167,202	123,650	667,090
Class I	28,092	122,953	16,903	82,026

		4,928,187		6,772,811

Automatic conversion of Class B shares to Class A shares
Class A	28,775	129,309	93,051	522,614
Class B	(29,406)	(129,309)	(94,060)	(522,614)

		0		0

Payment for shares redeemed
Class A	(3,950,882)	(17,218,092)	(5,820,271)	(30,189,796)
Class B	(225,265)	(952,541)	(302,586)	(1,464,336)
Class C	(146,926)	(626,112)	(105,283)	(543,053)
Class I	(24,161)	(102,077)	(17,856)	(92,269)

		(18,898,822)		(32,289,454)

Net decrease in net assets resulting from capital share transactions		(13,970,635)		(25,516,643)

Total decrease in net assets		(1,796,686)		(39,082,796)
Net assets
Beginning of period		66,301,571		105,384,367

End of period		$ 64,504,885		$ 66,301,571

Undistributed net investment income		$ 0		$ 0

See Notes to Financial Statements

14

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Premier 20 Fund (the "Fund") is a non-diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

15

NOTES TO FINANCIAL STATEMENTS continued

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net operating losses.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.75% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended September 30, 2003, EIMC waived its fee in the amount of $45,978, which represents 0.07% of the Fund's average daily net assets. Total amounts subject to recoupment as of September 30, 2003 were $20,247.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended September 30, 2003, the transfer agent fees were equivalent to an annual rate of 0.80% of the Fund's average daily net assets.

16

NOTES TO FINANCIAL STATEMENTS continued

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended September 30, 2003, the Fund paid brokerage commissions of $140,144 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 27, 2003.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $178,305,285 and $195,847,430, respectively, for the year ended September 30, 2003.

During the year ended September 30, 2003, the Fund loaned securities to certain brokers. At September 30, 2003, the value of securities on loan and the value of collateral (including accrued interest) amounted to $790,128 and $812,200, respectively. During the year ended September 30, 2003, the Fund earned $7,152 in income from securities lending which is included in dividend income on the Statement of Operations.

On September 30, 2003, the aggregate cost of securities for federal income tax purposes was $59,902,796. The gross unrealized appreciation and depreciation on securities based on tax cost was $5,894,738 and $655,811, respectively, with a net unrealized appreciation of $5,238,927.

As of September 30, 2003, the Fund had $70,060,983 in capital loss carryovers for federal income tax purposes with $55,336,069 expiring in 2010, and $14,724,914 expiring in 2011.

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of September 30, 2003, the Fund incurred and will elect to defer post-October losses of $545,456.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended September 30, 2003, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2003, the components of distributable earnings on a tax basis consisted of unrealized appreciation in the amount of $5,238,927 and capital loss carryover and post-October losses in the amount of $70,606,439.

17

NOTES TO FINANCIAL STATEMENTS continued

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended September 30, 2003, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

12. REORGANIZATION

At a meeting of the Board of Trustees held on September 17, 2003, the Trustees of the Fund approved a plan of Reorganization (the "Plan"). Under the Plan, Evergreen Aggressive Growth Fund, a series of Evergreen Equity Trust, will acquire the assets and assume the identified liabilities of the Fund in exchange for shares of Evergreen Aggressive Growth Fund.

A special meeting of shareholders of the Fund will be held on December 1, 2003 to consider and vote on the Plan. On or about October 24, 2003, materials for this meeting were mailed to shareholders of record on September 30, 2003.

18

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Premier 20 Fund, a series of Evergreen Equity Trust, as of September 30, 2003, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Premier 20 Fund as of September 30, 2003, and the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
November 7, 2003

19

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

20

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Executive Officer, Evergreen Investment Company, Inc.; President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 101 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

21

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $240 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of September 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

563831 rv1   11/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Stock Selector Fund

Evergreen Stock Selector Fund: Annual Report as of September 30, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
27	INDEPENDENT AUDITORS' REPORT
28	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

November 2003

Dennis H. Ferro President and Chief Executive Officer

We are pleased to provide the annual report for the Evergreen Stock Selector Fund, which covers the 12-month period ended September 30, 2003.

After another troubling summer in 2002, equity investors headed into the most recent twelve month investment period with little optimism. The financial markets remained volatile, and stocks continued their swoon. Economic data was mixed and questions of corporate credibility remained fresh in investors' minds. Fears of terror remained and the U.S. was pressuring the United Nations to take action on Iraq. As a result, stocks faced a huge challenge in early October as the major equity market indices exceeded their five-year lows achieved the previous July. Fortunately, equities rallied handsomely after this critical juncture. Investors focused on the improving fundamentals, including signs of economic and profit growth. The market technicals also strengthened, as trading volume improved and advancing stocks began to outnumber declining issues on the New York Stock Exchange. Indeed, the first two months of the fourth quarter witnessed a solid rally for stocks in the range of 20%. Unfortunately, once the major market indices paused to take a breather in late November, it became apparent that the renewed optimism of investors was premature.

Ordinarily a healthy experience after such a surge, this market pullback was accompanied by weakening fourth quarter economic data. The manufacturing sector weakened and the unemployment rate continued to climb. Consumer confidence waned and lower interest rates were not enough to soothe anxious investors.

1

LETTER TO SHAREHOLDERS continued

As investors wrestled with the fundamentals, the geopolitical situation grew worse throughout the first quarter of 2003. When the diplomatic efforts unraveled at the United Nations and war with Iraq seemed imminent, stocks once again revisited their five-year lows in early March. While the threat of war was big enough to keep many investors away from stocks, it turned out that the uncertainty of war played a bigger role. Ironically, as war approached and immediately after the conflict's inception, investors poured money back into the equity market. The Dow Jones Industrial Average experienced its best week in more than 20 years and over the span of just eight trading days, the value of the Wilshire 5000 expanded by $1 trillion.

Market trends remained solid though, as investors viewed the increased clarity in Iraq as an opportunity to focus on improving economic fundamentals. This dramatic shift in sentiment and equity market performance continued throughout the second quarter. Clarification on the geopolitical front and better than expected first quarter profits offset mixed economic data to propel stocks higher. In addition, the passage of the new tax law resulted in greater optimism for equity performance, as the possibility that tax-advantaged dividends could become a larger portion of potential total return.

During the summer months, improved investor sentiment was accompanied by strengthening prospects for economic and profit growth. Personal consumption, defense spending, and business investment all accelerated. Inflation was not a threat and manufacturing had begun to show signs of life. Even

2

LETTER TO SHAREHOLDERS continued

payroll growth resumed in September. Corporate profits were also expected to climb in excess of 15% for the second half of 2003. While the market gains were not as significant as during the second quarter, equities managed to generate gains in the low single digits during the final three months of the investment period.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a new feature that presents a detailed Q&A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site. Thank you for your continued support of Evergreen Investments.

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of September 30, 2003

MANAGEMENT TEAM

William E. Zieff
Global Structured Products Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 2/28/1990

	Class A	Class B	Class C	Class I	Class IS
Class inception date	2/28/1990	11/7/1997	6/30/1999	2/21/1995	6/30/2000

Average annual return *

1 year with sales charge	16.52%	17.68%	20.40%	N/A	N/A

1 year w/o sales charge	23.61%	22.68%	22.67%	24.04%	23.64%

5 year	0.36%	0.54%	0.70%	1.80%	1.56%

10 year	7.38%	6.60%	7.56%	8.22%	8.01%

* Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH CHART

Comparison of a $10,000 investment in Evergreen Stock Selector Fund Class A shares,1 versus a similar investment in the Standard & Poor's 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B, C, I and IS prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C, I and IS have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.25% for Class IS, 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Classes I and IS would have been higher.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I and IS shares are only available to institutional shareholders with a minimum $1 million investment.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 23.61% for the twelve-month period ended September 30, 2003, excluding any applicable sales charges. During the same period, the fund's benchmark Standard & Poor's 500 Index returned 24.40%.

The fund is managed using a diversified core strategy that combines both value and growth styles in the portfolio, and the selection universe is an expanded large capitalization universe. The overall investment approach relies largely on bottom-up, quantitative analysis for security selection, which identifies stocks that are considered favorable based on their ranks versus peers on a wide range of characteristics. Traditional analysis is used to ensure the quantitative measures are relevant and to include assessments of important items that may be difficult or impossible to quantify. The strategy is built upon a strong risk management discipline that explicitly measures and balances key exposures and risks. Modest style, size or sector tilts are an informed outcome of bottom-up analysis and may also be implemented based upon top-down quantitative and qualitative assessment.

During the twelve-month period, we maintained our long-term discipline and invested in a portfolio that was broadly diversified with respect to sectors and industries. Later in the period, as economic data indicated a sustainable economic recovery, we worked to ensure the portfolio's exposure to cyclical stocks remained at least as high as the market index. We also added to positions in companies with improved earnings prospects and trimmed selected positions that had realized significant returns during the year, but had become relatively more expensive.

The contribution to performance from sector allocation was relatively small in the twelve-month period, led by positive contributions from healthcare and information technology. The fund was moderately overweight in both sectors, which outperformed the market. Information technology rebounded sharply after many technology companies reported second quarter earnings that were better than expectations. In response, Wall Street analysts began revising third quarter and annual earnings estimates on hopes that corporations had finally started to increase capital spending on computer hardware and other technology.

During the twelve-month period, overall stock selection was negative. Within consumer discretionary, several retail positions detracted from performance. Within information technology, the underperformance came from holding underweight positions in several stocks that greatly outperformed the S&P 500 during the period. In particular, underweight positions in technology hardware companies hurt portfolio performance . Losses were partially offset by positive contributions from financials and telecommunication services.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2003.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of September 30, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,
CLASS A	2003[1]	2002[1]	2001[1]	2000	1999
Net asset value, beginning of period	$9.70	$12.23	$17.69	$20.06	$18.34
Income from investment operations
Net investment income (loss)	0.05	0.07	0.04	-0.01	-0.02
Net realized and unrealized gains or losses on securities and futures contracts	2.23	-2.53	-4.81	2.47	5.86
Total from investment operations	2.28	-2.46	-4.77	2.46	5.84
Distributions to shareholders from
Net investment income	-0.05	-0.07	-0.04	0	-0.01
Net realized gains	0	0	-0.65	-4.83	-4.11
Total distributions to shareholders	-0.05	-0.07	-0.69	-4.83	-4.12
Net asset value, end of period	$11.93	$9.70	$12.23	$17.69	$20.06
Total return[2]	23.61%	-20.25%	-27.82%	12.31%	35.15%
Ratios and supplemental data
Net assets, end of period (thousands)	$40,373	$35,214	$15,410	$22,908	$20,930
Ratios to average net assets
Expenses[3]	1.12%	1.00%	0.96%	1.08%	1.10%
Net investment income (loss)	0.47%	0.60%	0.25%	-0.08%	-0.16%
Portfolio turnover rate	49%	67%	54%	67%	85%

[1]   Net investment income (loss) per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,
CLASS B	2003[1]	2002[1]	2001[1]	2000	1999
Net asset value, beginning of period	$9.36	$11.82	$17.21	$19.77	$18.23
Income from investment operations
Net investment loss	-0.03	-0.01	-0.07	-0.13	-0.06
Net realized and unrealized gains or losses on securities and futures contracts	2.15	-2.45	-4.67	2.40	5.71
Total from investment operations	2.12	-2.46	-4.74	2.27	5.65
Distributions to shareholders from
Net investment income	0[2]	0	0	0	0
Net realized gains	0	0	-0.65	-4.83	-4.11
Total distributions to shareholders	0[2]	0	-0.65	-4.83	-4.11
Net asset value, end of period	$11.48	$9.36	$11.82	$17.21	$19.77
Total return[3]	22.68%	-20.81%	-28.44%	11.42%	34.18%
Ratios and supplemental data
Net assets, end of period (thousands)	$10,211	$11,221	$2,017	$2,704	$2,376
Ratios to average net assets
Expenses[4]	1.85%	1.76%	1.73%	1.84%	1.82%
Net investment loss	-0.25%	-0.13%	-0.47%	-0.84%	-0.86%
Portfolio turnover rate	49%	67%	54%	67%	85%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   Amount represents less than $0.005 per share

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,
CLASS C	2003[1]	2002[1]	2001[1]	2000	1999[2]
Net asset value, beginning of period	$9.53	$12.03	$17.50	$20.02	$21.58
Income from investment operations
Net investment loss	-0.02	-0.01	-0.08	-0.12	-0.01
Net realized and unrealized gains or losses on securities and futures contracts	2.18	-2.49	-4.74	2.43	-1.55
Total from investment operations	2.16	-2.50	-4.82	2.31	-1.56
Distributions to shareholders from
Net realized gains	0	0	-0.65	-4.83	0
Net asset value, end of period	$11.69	$9.53	$12.03	$17.50	$20.02
Total return[3]	22.67%	-20.78%	-28.42%	11.49%	-7.23%
Ratios and supplemental data
Net assets, end of period (thousands)	$460	$504	$88	$409	$78
Ratios to average net assets
Expenses[4]	1.85%	1.75%	1.72%	1.84%	1.87%[5]
Net investment loss	-0.21%	-0.11%	-0.54%	-0.82%	-0.78%[5]
Portfolio turnover rate	49%	67%	54%	67%	85%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   For the period from June 30, 1999 (commencement of class operations), to September 30, 1999.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,
CLASS I1	2003[2]	2002[2]	2001[2]	2000	1999
Net asset value, beginning of period	$9.74	$12.28	$17.78	$20.11	$18.35
Income from investment operations
Net investment income	0.08	0.10	0.08	0.03	0.02
Net realized and unrealized gains or losses on securities and futures contracts	2.25	-2.54	-4.85	2.48	5.87
Total from investment operations	2.33	-2.44	-4.77	2.51	5.89
Distributions to shareholders from
Net investment income	-0.08	-0.10	-0.08	-0.01	-0.02
Net realized gains	0	0	-0.65	-4.83	-4.11
Total distributions to shareholders	-0.08	-0.10	-0.73	-4.84	-4.13
Net asset value, end of period	$11.99	$9.74	$12.28	$17.78	$20.11
Total return	24.04%	-20.05%	-27.72%	12.62%	35.49%
Ratios and supplemental data
Net assets, end of period (thousands)	$528,160	$805,341	$843,929	$1,062,608	$476,928
Ratios to average net assets
Expenses[3]	0.85%	0.74%	0.73%	0.81%	0.85%
Net investment income	0.76%	0.83%	0.52%	0.24%	0.09%
Portfolio turnover rate	49%	67%	54%	67%	85%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   Net investment income per share is based on average shares outstanding during the period.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,
CLASS IS	2003[1]	2002[1]	2001[1]	2000[2]
Net asset value, beginning of period	$9.70	$12.23	$17.69	$19.83
Income from investment operations
Net investment income	0.05	0.07	0.04	0.01
Net realized and unrealized gains or losses on securities and futures contracts	2.24	-2.53	-4.81	0.34
Total from investment operations	2.29	-2.46	-4.77	0.35
Distributions to shareholders from
Net investment income	-0.06	-0.07	-0.04	0
Net realized gains	0	0	-0.65	-2.49
Total distributions to shareholders	-0.06	-0.07	-0.69	-2.49
Net asset value, end of period	$11.93	$9.70	$12.23	$17.69
Total return	23.64%	-20.25%	-27.85%	1.56%
Ratios and supplemental data
Net assets, end of period (thousands)	$915	$771	$967	$1,435
Ratios to average net assets
Expenses[3]	1.10%	0.99%	0.98%	1.00%[4]
Net investment income	0.49%	0.58%	0.27%	0.21%[4]
Portfolio turnover rate	49%	67%	54%	67%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   For the period from June 30, 2000 (commencement of class operations), to September 30, 2000.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

September 30, 2003

	Shares	Value

COMMON STOCKS 100.2%
CONSUMER DISCRETIONARY 11.4%
Auto Components 0.5%
Johnson Controls, Inc.	30,216	$ 2,858,433
Automobiles 0.3%
Harley-Davidson, Inc.	33,748	1,626,654
Hotels, Restaurants & Leisure 1.1%
International Game Technology, Inc.	123,796	3,484,857
Yum! Brands, Inc. *	104,862	3,106,013
6,590,870
Household Durables 0.8%
Black & Decker Corp.	61,246	2,483,525
Pulte Homes, Inc.	31,437	2,138,031
4,621,556
Media 3.7%
AOL Time Warner, Inc. *	242,202	3,659,672
Comcast Corp., Class A *	69,809	2,155,702
Gannett Co., Inc.	30,011	2,327,653
McGraw-Hill Companies, Inc.	47,921	2,977,332
Omnicom Group, Inc.	50,406	3,621,671
Viacom, Inc., Class B *	142,687	5,464,912
Walt Disney Co.	58,948	1,188,981
21,395,923
Multi-line Retail 0.8%
Dollar General Corp.	122,116	2,442,320
Federated Department Stores, Inc.	49,823	2,087,584
4,529,904
Specialty Retail 3.9%
Best Buy Co., Inc. *	102,798	4,884,961
Gap, Inc.	156,768	2,683,868
Lowe's Companies, Inc.	158,537	8,228,070
Michaels Stores, Inc.	44,866	1,828,738
RadioShack Corp.	88,938	2,526,729
Ross Stores, Inc.	44,578	2,066,636
Staples, Inc. *	26,964	640,395
22,859,397
Textiles, Apparel & Luxury Goods 0.3%
Liz Claiborne, Inc.	41,308	1,406,537
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

September 30, 2003

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES 10.9%
Beverages 2.6%
Anheuser-Busch Companies, Inc.	24,696	$ 1,218,501
Coca-Cola Co.	147,573	6,339,736
Coca-Cola Enterprises, Inc.	141,959	2,705,738
PepsiCo, Inc.	108,696	4,981,538
15,245,513
Food & Staples Retailing 3.9%
Albertsons, Inc.	105,714	2,174,537
Costco Wholesale Corp. *	67,176	2,087,830
CVS Corp.	157,211	4,882,974
Wal-Mart Stores, Inc.	245,114	13,689,617
22,834,958
Food Products 1.0%
Archer-Daniels Midland Co.	204,615	2,682,503
Dean Foods Co. *	95,579	2,965,816
5,648,319
Household Products 2.2%
Colgate-Palmolive Co.	60,430	3,377,433
Procter & Gamble Co.	102,391	9,503,932
12,881,365
Tobacco 1.2%
Altria Group, Inc.	156,865	6,870,687
ENERGY 5.7%
Oil & Gas 5.7%
ChevronTexaco Corp.	46,067	3,291,487
ConocoPhillips	93,152	5,100,072
Devon Energy Corp.	44,126	2,126,432
Exxon Mobil Corp.	344,759	12,618,180
Kerr-McGee Corp.	56,950	2,542,248
Marathon Oil Corp.	73,828	2,104,098
Occidental Petroleum Corp.	113,493	3,998,358
Pogo Producing Co. (p)	35,190	1,593,403
33,374,278
FINANCIALS 21.0%
Capital Markets 3.0%
Bear Stearns Companies, Inc.	36,548	2,733,790
J.P. Morgan Chase & Co.	199,674	6,854,808
Lehman Brothers Holdings, Inc.	53,396	3,688,596
Morgan Stanley	84,173	4,247,370
17,524,564
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

September 30, 2003

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks 4.1%
Bank of America Corp.	121,657	$ 9,494,112
FleetBoston Financial Corp.	55,993	1,688,189
National City Corp.	148,578	4,377,108
U.S. Bancorp	198,783	4,768,804
Wells Fargo & Co.	68,222	3,513,433
23,841,646
Consumer Finance 0.6%
Capital One Financial Corp.	63,696	3,633,220
Diversified Financial Services 3.6%
CIT Group, Inc. *	64,394	1,851,971
Citigroup, Inc.	419,760	19,103,278
20,955,249
Insurance 4.1%
Ace, Ltd.	76,670	2,536,244
Allstate Corp.	102,590	3,747,613
American International Group, Inc.	155,557	8,975,639
Fidelity National Financial, Inc.	55,374	1,664,542
Loews Corp.	10,814	436,561
MetLife, Inc.	128,280	3,598,254
Travelers Property Casualty Corp., Class B	153,783	2,442,074
23,400,927
Real Estate 0.4%
Equity Office Properties Trust REIT	80,816	2,224,864
Thrifts & Mortgage Finance 5.2%
Countrywide Financial Corp.	61,014	4,776,176
Fannie Mae	61,935	4,347,837
Freddie Mac	74,240	3,886,464
Golden West Financial Corp.	57,769	5,170,903
MGIC Investment Corp. (p)	24,220	1,261,135
Sovereign Bancorp, Inc.	255,888	4,746,723
Washington Mutual, Inc.	153,743	6,052,862
30,242,100
HEALTH CARE 13.8%
Biotechnology 1.3%
Amgen, Inc. *	79,629	5,141,645
Biogen, Inc. *	59,618	2,279,196
7,420,841
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

September 30, 2003

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 1.6%
Becton Dickinson & Co.	70,793	$ 2,557,043
DENTSPLY International, Inc.	30,087	1,349,101
Guidant Corp.	70,036	3,281,187
Zimmer Holdings, Inc. *(p)	35,388	1,949,879
9,137,210
Health Care Providers & Services 2.1%
Aetna, Inc.	38,799	2,367,903
AmerisourceBergen Corp.	51,462	2,781,521
McKesson Corp.	105,252	3,503,839
Medco Health Solutions, Inc.	23,151	600,305
Wellpoint Health Networks, Inc., Class A *	38,250	2,948,310
12,201,878
Pharmaceuticals 8.8%
Abbott Laboratories, Inc.	60,684	2,582,104
Bristol-Myers Squibb Co.	129,151	3,314,015
Forest Laboratories, Inc. *	39,591	2,036,957
Johnson & Johnson Co.	228,503	11,315,468
King Pharmaceuticals, Inc. *	177,386	2,687,398
Merck & Co., Inc.	188,834	9,558,777
Pfizer, Inc.	460,210	13,981,180
Watson Pharmaceuticals, Inc. *	47,904	1,997,118
Wyeth	83,194	3,835,243
51,308,260
INDUSTRIALS 10.3%
Aerospace & Defense 2.2%
L-3 Communications Holdings, Inc. (p)	70,026	3,028,624
Lockheed Martin Corp.	88,157	4,068,446
United Technologies Corp.	75,760	5,854,733
12,951,803
Air Freight & Logistics 1.1%
FedEx Corp.	70,467	4,540,189
Ryder System, Inc.	59,798	1,753,277
6,293,466
Building Products 1.1%
American Standard Companies, Inc. *	37,097	3,125,422
Masco Corp.	130,137	3,185,754
6,311,176
Commercial Services & Supplies 0.7%
Cendant Corp. *	134,813	2,519,655
Deluxe Corp.	42,796	1,717,831
4,237,486
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

September 30, 2003

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Construction & Engineering 0.3%
Jacobs Engineering Group, Inc. *	36,835	$ 1,661,259
Industrial Conglomerates 3.6%
3M Co.	28,034	1,936,308
General Electric Co.	562,064	16,755,128
Tyco International, Ltd.	116,742	2,385,039
21,076,475
Machinery 0.8%
Caterpillar, Inc.	24,845	1,710,330
Paccar, Inc.	39,156	2,924,562
4,634,892
Road & Rail 0.5%
Burlington Northern Santa Fe Corp.	87,137	2,515,645
INFORMATION TECHNOLOGY 17.6%
Communications Equipment 3.2%
Andrew Corp. *	94,674	1,163,543
Cisco Systems, Inc. *	581,909	11,370,502
QLogic Corp. *	17,192	808,196
QUALCOMM, Inc.	75,379	3,138,782
Scientific-Atlanta, Inc.	61,206	1,906,567
18,387,590
Computers & Peripherals 4.0%
Dell, Inc. *	191,526	6,395,053
EMC Corp. *	223,728	2,825,685
Hewlett-Packard Co.	242,046	4,686,011
International Business Machines Corp.	100,310	8,860,382
Lexmark International Group, Inc., Class A *	6,129	386,188
23,153,319
Electronic Equipment & Instruments 0.2%
Jabil Circuit, Inc. *	40,393	1,052,237
Internet Software & Services 0.2%
Yahoo!, Inc. *	27,444	970,969
IT Services 0.9%
Affiliated Computer Services, Inc., Class A	41,769	2,033,732
First Data Corp.	73,779	2,948,209
4,981,941
See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

September 30, 2003

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 3.5%
Altera Corp. *	64,268	$ 1,214,665
Analog Devices, Inc. *	8,088	307,506
Applied Materials, Inc. *	53,668	973,538
Intel Corp.	460,432	12,666,484
Linear Technology Corp.	25,562	915,375
Maxim Integrated Products, Inc.	11,654	460,333
Micron Technology, Inc. *	62,533	839,193
National Semiconductor Corp. *	46,647	1,506,232
Texas Instruments, Inc.	75,959	1,731,865
20,615,191
Software 5.6%
Citrix Systems, Inc. *	61,660	1,361,453
Computer Associates International, Inc.	35,399	924,268
Electronic Arts, Inc. *	30,243	2,789,312
Microsoft Corp.	721,509	20,050,735
Oracle Corp. *	407,362	4,570,601
Symantec Corp. *	34,094	2,148,604
Veritas Software Corp. *	29,772	934,841
32,779,814
MATERIALS 3.4%
Chemicals 1.3%
Ecolab, Inc.	53,112	1,341,078
Monsanto Co.	117,941	2,823,508
Praxair, Inc.	49,619	3,073,897
7,238,483
Containers & Packaging 0.5%
Ball Corp.	55,445	2,994,030
Metals & Mining 1.1%
Alcoa, Inc.	81,838	2,140,882
Freeport-McMoRan Copper & Gold, Inc., Class B (p)	125,269	4,146,404
6,287,286
Paper & Forest Products 0.5%
Georgia-Pacific Corp.	123,712	2,998,779
TELECOMMUNICATION SERVICES 3.7%
Diversified Telecommunication Services 2.3%
AT&T Corp.	168,752	3,636,606
BellSouth Corp.	88,261	2,090,020
SBC Communications, Inc.	137,322	3,055,415
Verizon Communications, Inc.	154,041	4,997,090
13,779,131
See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

September 30, 2003

	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunications Services 1.4%
AT&T Wireless Services, Inc. *	491,259	$ 4,018,499
Nextel Communications, Inc., Class A *	203,018	3,997,424
8,015,923
UTILITIES 2.4%
Electric Utilities 1.6%
Cinergy Corp.	60,113	2,206,147
Dominion Resources, Inc.	19,284	1,193,680
Entergy Corp.	61,855	3,349,448
Public Service Enterprise Group, Inc.	53,996	2,267,832
9,017,107
Gas Utilities 0.8%
NiSource, Inc.	90,718	1,812,546
Sempra Energy	97,534	2,863,598
4,676,144
Total Common Stocks		581,265,299

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Bills, 1.52%, 12/18/2003 (f)	$1,000,000	997,985

	Shares	Value

SHORT-TERM INVESTMENTS 0.9%
MUTUAL FUND SHARES 0.9%
Navigator Prime Portfolio (pp)	5,240,113	5,240,113
Total Investments (cost $445,105,403) 101.3%		587,503,397
Other Assets and Liabilities (1.3%)		(7,383,592)
Net Assets 100.0%		$ 580,119,805

*	Non-income producing security
(p)	All or a portion of this security is on loan.
(pp)	Represents investment of cash collateral received from securities on loan.
(f)	All or a portion of the principal amount of this security was pledged to cover the initial margin requirements for open futures contracts.

Summary of Abbreviations
REIT	Real Estate Investment Trust
See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2003

Assets
Identified cost of securities	$ 445,105,403
Net unrealized gains on securities	142,397,994

Market value of securities	587,503,397
Receivable for Fund shares sold	25,539
Dividends receivable	700,348
Receivable for securities lending income	1,137
Prepaid expenses and other assets	82,774

Total assets	588,313,195

Liabilities
Payable for Fund shares redeemed	1,701,076
Payable for securities on loan	5,240,113
Payable for daily variation margin on open futures contracts	65,650
Loan payable	1,100,498
Advisory fee payable	10,734
Due to other related parties	1,626
Accrued expenses and other liabilities	73,693

Total liabilities	8,193,390

Net assets	$ 580,119,805

Net assets represented by
Paid-in capital	$ 651,852,120
Undistributed net investment income	49,023
Accumulated net realized losses on securities and futures contracts	(214,017,480)
Net unrealized gains on securities and futures contracts	142,236,142

Total net assets	$ 580,119,805

Net assets consists of
Class A	$ 40,373,025
Class B	10,211,166
Class C	459,971
Class I	528,160,305
Class IS	915,338

Total net assets	$ 580,119,805

Shares outstanding
Class A	3,383,159
Class B	889,288
Class C	39,360
Class I	44,065,078
Class IS	76,733

Net asset value per share
Class A	$ 11.93
Class A -- Offering price (based on sales charge of 5.75%)	$ 12.66
Class B	$ 11.48
Class C	$ 11.69
Class C -- Offering price (based on sales charge of 1.00%)	$ 11.81
Class I	$ 11.99
Class IS	$ 11.93

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Year Ended September 30, 2003

Investment income
Dividends	$ 10,714,395

Expenses
Advisory fee	4,414,469
Distribution Plan expenses
Class A	107,579
Class B	105,915
Class C	7,079
Class IS	2,152
Administrative services fee	668,859
Transfer agent fees	662,230
Trustees' fees and expenses	4,751
Printing and postage expenses	49,097
Custodian fees	158,949
Registration and filing fees	139,671
Professional fees	25,685
Interest expense	5,746
Other	151,070

Total expenses	6,503,252
Less: Expense reductions	(1,933)
Fee waivers and expense reimbursements	(619,460)

Net expenses	5,881,859

Net investment income	4,832,536

Net realized and unrealized gains or losses on securities and futures contracts
Net realized gains or losses on:
Securities	(54,179,183)
Futures contracts	790,682

Net realized losses on securities and futures contracts	(53,388,501)
Net change in unrealized gains or losses on securities and futures contracts	201,028,245

Net realized and unrealized gains or losses on securities and futures contracts	147,639,744

Net increase in net assets resulting from operations	$ 152,472,280

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,
	2003		2002

Operations
Net investment income		$ 4,832,536		$ 7,294,166
Net realized losses on securities and futures contracts		(53,388,501)		(84,304,058)
Net change in unrealized gains or losses on securities and futures contracts		201,028,245		(130,434,528)

Net increase (decrease) in net assets resulting from operations		152,472,280		(207,444,420)

Distributions to shareholders from
Net investment income
Class A		(191,121)		(159,690)
Class B		(2,282)		0
Class I		(4,563,183)		(7,110,263)
Class IS		(4,554)		(5,172)

Total distributions to shareholders		(4,761,140)		(7,275,125)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,340,853	14,359,135	809,622	9,349,450
Class B	41,906	446,604	62,980	793,001
Class C	172,301	1,729,352	49,511	621,913
Class I	5,210,273	56,327,029	7,017,359	85,207,603

		72,862,120		95,971,967

Net asset value of shares issued in reinvestment of distributions
Class A	16,555	179,604	13,375	151,484
Class B	221	2,212	0	0
Class I	137,395	1,505,242	274,770	3,287,906
Class IS	415	4,527	429	7,192

		1,691,585		3,446,582

Automatic conversion of Class B shares to Class A shares
Class A	111,024	1,187,229	12,974	155,916
Class B	(115,248)	(1,187,229)	(13,457)	(155,916)

		0		0

Payment for shares redeemed
Class A	(1,715,303)	(18,490,611)	(1,449,706)	(16,485,285)
Class B	(236,829)	(2,415,354)	(159,640)	(1,691,142)
Class C	(185,816)	(1,932,034)	(3,929)	(48,572)
Class I	(43,941,253)	(472,321,188)	(21,492,434)	(262,408,243)
Class IS	(3,164)	(36,423)	0	0

		(495,195,610)		(280,633,242)

Net asset value of shares issued in acquisition
Class A	0	0	2,983,488	35,620,881
Class B	0	0	1,138,737	13,105,798
Class I	0	0	28,161,164	337,847,363

		0		386,574,042

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended September 30,
	2003	2002

Capital share transactions (continued)
Net increase (decrease) in net assets resulting from capital share transactions	$ (420,641,905)	$ 205,359,349

Total decrease in net assets	(272,930,765)	(9,360,196)
Net assets
Beginning of period	853,050,570	862,410,766

End of period	$ 580,119,805	$ 853,050,570

Undistributed (overdistributed) net investment income	$ 49,023	$ (21,426)

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Stock Selector Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C, Institutional ("Class I") and Institutional Service ("Class IS") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A and Class IS. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge; however, Class IS shares pay an ongoing distribution fee. Class I shares do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imper-

22

NOTES TO FINANCIAL STATEMENTS continued

fect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

23

NOTES TO FINANCIAL STATEMENTS continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.66% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended September 30, 2003, EIMC waived its fee in the amount of $615,185 and reimbursed expenses relating to Class A shares in the amount of $4,275 which represents 0.09% of the Fund's average daily net assets and 0.01% of the average daily net assets of Class A shares, respectively. Total amounts subject to recoupment as of September 30, 2003 were $383,214.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended September 30, 2003, the transfer agent fees were equivalent to an annual rate of 0.10% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended September 30, 2003, the Fund paid brokerage commissions of $165,025 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares and 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 27, 2003.

24

NOTES TO FINANCIAL STATEMENTS continued

5. ACQUISITION

Effective on the close of business on June 14, 2002, the Fund acquired substantially all the assets and assumed certain liabilities of Wachovia Quantitative Equity Fund in a tax-free exchange for Class A, Class B and Class I shares of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $100,582,240. The aggregate net assets of the Fund and Wachovia Quantitative Equity Fund immediately prior to the acquisition were $727,940,490 and $386,574,042, respectively. The aggregate net assets of the Fund immediately after the acquisition were $1,114,514,532.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $325,064,166 and $718,025,626, respectively, for the year ended September 30, 2003.

At September 30, 2003, the Fund had open futures contracts outstanding as follows:

		Initial	Value at
Expiration	Contracts	Contract Amount	September 30, 2003	Unrealized Loss

December 2003	26 S&P 500 Index	$6,623,502	$6,461,650	$161,852

During the year ended September 30, 2003, the Fund loaned securities to certain brokers. At September 30, 2003, the value of securities on loan and the value of collateral (including accrued interest) amounted to $5,091,599 and $5,240,113, respectively. During the year ended September 30, 2003, the Fund earned $32,851 in income from securities lending which is included in dividend income on the Statement of Operations.

On September 30, 2003, the aggregate cost of securities for federal income tax purposes was $446,229,432. The gross unrealized appreciation and depreciation on securities based on tax cost was $165,548,436 and $24,274,471, respectively, with a net unrealized appreciation of $141,273,965.

As of September 30, 2003, the Fund had $160,596,934 in capital loss carryovers for federal income tax purposes with $95,951,822 expiring in 2010 and $64,645,112 expiring in 2011.

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of September 30, 2003, the Fund incurred and will elect to defer post-October losses of $52,458,369.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended September 30, 2003, the Fund did not participate in the interfund lending program.

25

NOTES TO FINANCIAL STATEMENTS continued

8. DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed		Capital Loss
Ordinary	Unrealized	Carryover and
Income	Appreciation	Post-October Loss

$49,023	$141,273,965	$213,055,303

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid was as follows:

	Year Ended July 31,
	2003	2002

Ordinary Income	$ 4,761,140	$ 7,275,125

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

As of September 30, 2003, the Fund had $1,100,498 of loans outstanding.

During the year ended September 30, 2003, the Fund had average borrowings outstanding of $324,826 at a rate of 1.77% and paid interest of $5,746.

26

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Stock Selector Fund, a series of Evergreen Equity Trust, as of September 30, 2003, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Stock Selector Fund as of September 30, 2003, and the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
November 7, 2003

27

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For corporate shareholders, 100% of ordinary income dividends paid during the fiscal year ended September 30, 2003 qualified for the dividends received deduction.

For individual shareholders, certain distributions paid by the Fund during the fiscal year ended September 30, 2003 may be subject to a maximum income tax rate of 15% as provided for by the Jobs & Growth Tax Relief Reconcilation Act of 2003.

28

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31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

32

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Executive Officer, Evergreen Investment Company, Inc.; President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 101 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $240 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of September 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

563832 rv1   11/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Item 2 - Code of Ethics
(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert
Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 - Principal Accountant Fees and Services
Not applicable at this time. Applicable for annual reports filed for the first fiscal year ending after December 15, 2003.

Items 5 - Audit Committee of Listed Registrants
If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 - [Reserved]

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 - [Reserved]

Item 9 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: November 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: November 30, 2003

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: November 30, 2003